Variable Annuity-2 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of Variable Annuity-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Weatherbie Specialized Growth Portfolio, Class I-2	Not applicable	For the period from January 1, 2023 to September 29, 2023 (cessation of operations)	For the year then ended December 31, 2022 and the period from January 1, 2023 to September 29, 2023 (cessation of operations)
ALPS Alerian Energy Infrastructure Portfolio, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ALPS Global Opportunity Portfolio, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Inflation Protection Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth- Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock High Yield V.I., Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Energy, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Delaware VIP Emerging Markets, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP International Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Small Cap Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Small Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA International Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Large Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Capital Growth VIP, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS CROCI U.S. VIP, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Global Small Cap VIP, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Value VIP, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Core Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Global Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower High Yield Bond Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Inflation-Protected Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Large Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower SecureFoundation Balanced Fund, Class L	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Empower Small Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Small Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Not applicable	Not applicable	For the year then ended December 31, 2022
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the year then ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Bond Fund, Series II	Not applicable	Not applicable	For the period from January 1, 2022 to April 29, 2022 (cessation of operations)
Invesco V.I. Core Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Plus Bond Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Enterprise Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	Not applicable	For the period from January 1, 2023 to April 25, 2023 (cessation of operations)	For the year then ended December 31, 2022 and the period from January 1, 2023 to April 25, 2023 (cessation of operations)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Not applicable	For the period from January 1, 2023 to April 25, 2023	For the year then ended December 31, 2022 and the period from January 1, 2023 to April 25, 2023 (cessation of operations)
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware US REIT Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Blended Research Core Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Growth Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Technology Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
NVIT Emerging Markets Fund, Class D	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Core Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Focused International Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Global Asset Allocation Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Income Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Equity Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Growth, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Growth Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Mortgage Securities Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Multi Asset Absolute Return Fund	Not applicable	For the period from January 1, 2023 to April 21, 2023	For the year ended December 31, 2022 and the period from January 1, 2023 to April 21, 2023 (cessation of operations)
Putnam VT Research Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Small Cap Growth Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Small Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Century Investments VP Inflation Protection Fund, Class II

ASSETS:
Investments at fair value (1)	$1,520,489	$1,237,105	$1,467,062	$312,797	$1,012,467	$891,128	$915,708
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	58	47	59	10	26	23	18
Total assets	1,520,547	1,237,152	1,467,121	312,807	1,012,493	891,151	915,726

LIABILITIES:
Payable to the Contracts	58	47	59	11	26	23	18
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	58	47	59	11	26	23	18

NET ASSETS	$1,520,489	$1,237,105	$1,467,062	$312,796	$1,012,467	$891,128	$915,708

ANALYSIS OF NET ASSETS
Accumulation period	$1,520,489	$1,237,105	$1,467,062	$312,796	$1,012,467	$891,128	$915,708
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,520,489	$1,237,105	$1,467,062	$312,796	$1,012,467	$891,128	$915,708

Fair value per share (NAV)	$78.22	$62.42	$16.85	$16.53	$10.82	$12.21	$9.37
Shares outstanding in the Separate Account	19,439	19,819	87,066	18,923	93,574	72,983	97,728

(1) Investments in mutual fund shares, at cost	$1,470,593	$1,337,421	$1,796,143	$440,143	$892,187	$820,192	$1,038,443

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4

ASSETS:
Investments at fair value (1)	$5,010,397	$10,411,545	$6,105,643	$10,454,923	$6,226,899	$3,371,330	$3,177,686
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	121	5,038	159	279	156	79	63
Total assets	5,010,518	10,416,583	6,105,802	10,455,202	6,227,055	3,371,409	3,177,749

LIABILITIES:
Payable to the Contracts	121	5,038	159	279	156	79	63
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	5,330	-	-	5,231	5,173
Total liabilities	121	5,038	5,489	279	156	5,310	5,236

NET ASSETS	$5,010,397	$10,411,545	$6,100,313	$10,454,923	$6,226,899	$3,366,099	$3,172,513

ANALYSIS OF NET ASSETS
Accumulation period	$5,010,397	$10,411,545	$6,032,492	$10,454,923	$6,226,899	$3,299,535	$3,106,687
Annuity period	-	-	67,821	-	-	66,564	65,826
Total net assets	$5,010,397	$10,411,545	$6,100,313	$10,454,923	$6,226,899	$3,366,099	$3,172,513

Fair value per share (NAV)	$19.47	$12.21	$13.46	$95.70	$57.34	$17.13	$24.95
Shares outstanding in the Separate Account	257,339	852,706	453,614	109,247	108,596	196,809	127,362

(1) Investments in mutual fund shares, at cost	$5,364,468	$10,040,800	$6,234,426	$10,153,459	$5,450,602	$3,847,315	$3,201,262

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares

ASSETS:
Investments at fair value (1)	$5,101,140	$10,043	$4,495,043	$5,778,580	$519,233	$444,196	$290,474
Receivable from dividends	-	-	-	30,164	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	124	-	123	142	4	17	11
Total assets	5,101,264	10,043	4,495,166	5,808,886	519,237	444,213	290,485

LIABILITIES:
Payable to the Contracts	124	-	123	142	4	17	11
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	1,137	-	-	-	-
Total liabilities	124	-	1,260	142	4	17	11

NET ASSETS	$5,101,140	$10,043	$4,493,906	$5,808,744	$519,233	$444,196	$290,474

ANALYSIS OF NET ASSETS
Accumulation period	$5,101,140	$10,043	$4,480,613	$5,808,744	$519,233	$444,196	$290,474
Annuity period	-	-	13,293	-	-	-	-
Total net assets	$5,101,140	$10,043	$4,493,906	$5,808,744	$519,233	$444,196	$290,474

Fair value per share (NAV)	$14.06	$13.15	$13.03	$6.84	$25.17	$44.98	$35.02
Shares outstanding in the Separate Account	362,812	764	344,976	844,822	20,629	9,875	8,295

(1) Investments in mutual fund shares, at cost	$4,731,251	$10,178	$5,032,178	$5,934,427	$427,451	$344,155	$310,113

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1

ASSETS:
Investments at fair value (1)	$718,478	$406,126	$6,075,777	$968,761	$4,301,708	$347,949	$7,501,638
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	15	20	149	21	108	17	300
Total assets	718,493	406,146	6,075,926	968,782	4,301,816	347,966	7,501,938

LIABILITIES:
Payable to the Contracts	15	20	149	21	108	17	300
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	15	20	149	21	108	17	300

NET ASSETS	$718,478	$406,126	$6,075,777	$968,761	$4,301,708	$347,949	$7,501,638

ANALYSIS OF NET ASSETS
Accumulation period	$718,478	$406,126	$6,075,777	$968,761	$4,301,708	$347,949	$7,501,638
Annuity period	-	-	-	-	-	-	-
Total net assets	$718,478	$406,126	$6,075,777	$968,761	$4,301,708	$347,949	$7,501,638

Fair value per share (NAV)	$34.28	$32.32	$38.07	$22.57	$25.29	$33.38	$28.77
Shares outstanding in the Separate Account	20,959	12,566	159,595	42,923	170,095	10,424	260,745

(1) Investments in mutual fund shares, at cost	$810,832	$367,953	$4,981,651	$912,445	$4,961,989	$217,808	$6,002,444

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class	Delaware VIP International Series, Service Class	Delaware VIP Small Cap Value Series, Service Class

ASSETS:
Investments at fair value (1)	$283,426	$26,440	$2,413,934	$1,626,096	$2,011,370	$206,466	$1,807,223
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	11	-	7,714	28	53	7	43
Total assets	283,437	26,440	2,421,648	1,626,124	2,011,423	206,473	1,807,266

LIABILITIES:
Payable to the Contracts	11	-	7,714	28	53	6	43
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	11	-	7,714	28	53	6	43

NET ASSETS	$283,426	$26,440	$2,413,934	$1,626,096	$2,011,370	$206,467	$1,807,223

ANALYSIS OF NET ASSETS
Accumulation period	$283,426	$26,440	$2,413,934	$1,626,096	$2,011,370	$206,467	$1,807,223
Annuity period	-	-	-	-	-	-	-
Total net assets	$283,426	$26,440	$2,413,934	$1,626,096	$2,011,370	$206,467	$1,807,223

Fair value per share (NAV)	$24.18	$12.81	$3.65	$5.10	$21.98	$16.68	$38.14
Shares outstanding in the Separate Account	11,722	2,064	661,352	318,842	91,509	12,378	47,384

(1) Investments in mutual fund shares, at cost	$249,898	$31,629	$2,633,452	$1,708,753	$2,162,483	$227,273	$1,782,800

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio

ASSETS:
Investments at fair value (1)	$781,132	$69,976	$326,689	$754,059	$1,226,577	$34,295	$3,255,605
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	12	1	5	20	32	1	84
Total assets	781,144	69,977	326,694	754,079	1,226,609	34,296	3,255,689

LIABILITIES:
Payable to the Contracts	12	1	5	20	32	1	84
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	643	-	760
Total liabilities	12	1	5	20	675	1	844

NET ASSETS	$781,132	$69,976	$326,689	$754,059	$1,225,934	$34,295	$3,254,845

ANALYSIS OF NET ASSETS
Accumulation period	$781,132	$69,976	$326,689	$754,059	$1,218,417	$34,295	$3,245,966
Annuity period	-	-	-	-	7,517	-	8,879
Total net assets	$781,132	$69,976	$326,689	$754,059	$1,225,934	$34,295	$3,254,845

Fair value per share (NAV)	$14.19	$9.71	$15.08	$11.88	$13.61	$10.03	$32.54
Shares outstanding in the Separate Account	55,048	7,207	21,664	63,473	90,123	3,419	100,049

(1)Investments in mutual fund shares, at cost	$617,695	$75,963	$293,146	$792,806	$1,113,636	$34,838	$2,662,369

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating- Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class

ASSETS:
Investments at fair value (1)	$2,281,000	$1,435,351	$49,248	$29,899	$288,862	$5,195,366	$5,530,167
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	81	18	1	-	2	104	127
Total assets	2,281,081	1,435,369	49,249	29,899	288,864	5,195,470	5,530,294

LIABILITIES:
Payable to the Contracts	81	18	1	-	2	104	127
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	10,124	-
Total liabilities	81	18	1	-	2	10,228	127

NET ASSETS	$2,281,000	$1,435,351	$49,248	$29,899	$288,862	$5,185,242	$5,530,167

ANALYSIS OF NET ASSETS
Accumulation period	$2,281,000	$1,435,351	$49,248	$29,899	$288,862	$5,056,423	$5,530,167
Annuity period	-	-	-	-	-	128,819	-
Total net assets	$2,281,000	$1,435,351	$49,248	$29,899	$288,862	$5,185,242	$5,530,167

Fair value per share (NAV)	$22.60	$37.47	$15.65	$9.92	$13.86	$8.65	$5.43
Shares outstanding in the Separate Account	100,929	38,307	3,147	3,014	20,841	600,620	1,018,447

(1) Investments in mutual fund shares, at cost	$1,908,517	$1,173,453	$48,580	$37,979	$306,808	$5,240,627	$6,256,242

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,175,832	$15,854,902	$6,251,289	$8,089,184	$6,704,160	$668,602	$2,631,724
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	25	213	21,795	8,093	79	7	11,205
Total assets	1,175,857	15,855,115	6,273,084	8,097,277	6,704,239	668,609	2,642,929

LIABILITIES:
Payable to the Contracts	25	213	21,795	8,093	79	7	11,205
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	13,842	-	-	37	-	310
Total liabilities	25	14,055	21,795	8,093	116	7	11,515

NET ASSETS	$1,175,832	$15,841,060	$6,251,289	$8,089,184	$6,704,123	$668,602	$2,631,414

ANALYSIS OF NET ASSETS
Accumulation period	$1,175,832	$15,670,783	$6,251,289	$8,089,184	$6,703,651	$668,602	$2,627,795
Annuity period	-	170,277	-	-	472	-	3,619
Total net assets	$1,175,832	$15,841,060	$6,251,289	$8,089,184	$6,704,123	$668,602	$2,631,414

Fair value per share (NAV)	$8.82	$12.75	$9.05	$7.38	$9.70	$8.36	$6.92
Shares outstanding in the Separate Account	133,314	1,243,522	690,750	1,096,095	691,151	79,976	380,307

(1) Investments in mutual fund shares, at cost	$1,484,655	$16,832,157	$6,466,488	$8,642,587	$7,579,666	$791,903	$3,086,497

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class

ASSETS:
Investments at fair value (1)	$45,705,873	$1,004,479	$484,805	$1,230,030	$11,326,882	$3,808,496	$6,270,085
Receivable from dividends	17,576	-	-	-	-	-	-
Receivable from the Contracts	63,267	-	-	-	-	-	-
Receivable from the fund manager	-	27	11	34	7,740	58	119
Total assets	45,786,716	1,004,506	484,816	1,230,064	11,334,622	3,808,554	6,270,204

LIABILITIES:
Payable to the Contracts	-	27	11	34	7,740	58	119
Payable to the fund manager	63,267	-	-	-	-	-	-
Payable to the Company	10,144	-	-	-	9,767	-	-
Total liabilities	73,411	27	11	34	17,507	58	119

NET ASSETS	$45,713,305	$1,004,479	$484,805	$1,230,030	$11,317,115	$3,808,496	$6,270,085

ANALYSIS OF NET ASSETS
Accumulation period	$45,537,219	$1,004,479	$484,805	$1,230,030	$11,209,018	$3,808,496	$6,270,085
Annuity period	176,086	-	-	-	108,097	-	-
Total net assets	$45,713,305	$1,004,479	$484,805	$1,230,030	$11,317,115	$3,808,496	$6,270,085

Fair value per share (NAV)	$1.00	$7.53	$8.98	$12.75	$12.35	$12.03	$9.02
Shares outstanding in the Separate Account	45,705,873	133,397	53,987	96,473	917,156	316,583	695,131

(1) Investments in mutual fund shares, at cost	$45,705,873	$1,066,261	$542,658	$1,259,034	$10,885,243	$3,692,258	$6,881,937

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621	$1,949,100	$175,497
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	90	9	14	59	48	21	4
Total assets	3,563,160	948,193	1,212,567	3,011,302	1,938,669	1,949,121	175,501

LIABILITIES:
Payable to the Contracts	90	9	14	59	48	21	4
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	90	9	14	59	48	21	4

NET ASSETS	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621	$1,949,100	$175,497

ANALYSIS OF NET ASSETS
Accumulation period	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621	$1,949,100	$175,497
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621	$1,949,100	$175,497

Fair value per share (NAV)	$27.79	$12.74	$9.95	$13.40	$10.25	$13.38	$10.28
Shares outstanding in the Separate Account	128,214	74,426	121,865	224,720	189,134	145,673	17,072

(1) Investments in mutual fund shares, at cost	$3,102,971	$1,012,555	$1,316,423	$3,266,682	$2,126,983	$2,041,961	$197,683

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class

ASSETS:
Investments at fair value (1)	$344,291	$549,824	$438,997	$1,517,978	$115,399,447	$54,068,651	$13,045,197
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	9	10	13	45	388,476	92,543	278
Total assets	344,300	549,834	439,010	1,518,023	115,787,923	54,161,194	13,045,475

LIABILITIES:
Payable to the Contracts	9	10	13	45	388,476	92,543	278
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	7,044	-	24,742
Total liabilities	9	10	13	45	395,520	92,543	25,020

NET ASSETS	$344,291	$549,824	$438,997	$1,517,978	$115,392,403	$54,068,651	$13,020,455

ANALYSIS OF NET ASSETS
Accumulation period	$344,291	$549,824	$438,997	$1,517,978	$115,316,833	$54,068,651	$12,878,199
Annuity period	-	-	-	-	75,570	-	142,256
Total net assets	$344,291	$549,824	$438,997	$1,517,978	$115,392,403	$54,068,651	$13,020,455

Fair value per share (NAV)	$13.56	$10.83	$17.17	$12.97	$10.83	$6.28	$6.75
Shares outstanding in the Separate Account	25,390	50,769	25,568	117,038	10,655,535	8,609,658	1,932,622

(1) Investments in mutual fund shares, at cost	$356,973	$595,735	$430,394	$1,488,136	$112,800,188	$59,949,884	$14,814,093

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$84,415,421	$16,321,157	$16,987,054
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	297,373	28,436	3,536	53	1,386	329	334
Total assets	17,020,004	17,497,351	4,831,020	3,220,336	84,416,807	16,321,486	16,987,388

LIABILITIES:
Payable to the Contracts	297,373	28,436	3,536	53	1,386	329	334
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	83,667	13,832	7,578
Total liabilities	297,373	28,436	3,536	53	85,053	14,161	7,912

NET ASSETS	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$84,331,754	$16,307,325	$16,979,476

ANALYSIS OF NET ASSETS
Accumulation period	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$83,440,957	$16,148,798	$16,897,307
Annuity period	-	-	-	-	890,797	158,527	82,169
Total net assets	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$84,331,754	$16,307,325	$16,979,476

Fair value per share (NAV)	$9.20	$7.90	$12.77	$12.00	$30.55	$19.11	$12.72
Shares outstanding in the Separate Account	1,817,677	2,211,255	378,033	268,357	2,763,189	854,064	1,335,460

(1) Investments in mutual fund shares, at cost	$17,450,175	$18,976,530	$5,096,578	$3,505,252	$69,641,023	$14,638,792	$17,694,588

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares

ASSETS:
Investments at fair value (1)	$223,428,662	$8,389,918	$3,054,400	$2,973,824	$10,677,833	$1,805,967	$671,127
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,154,863	108	42	63	875	31	14
Total assets	224,583,525	8,390,026	3,054,442	2,973,887	10,678,708	1,805,998	671,141

LIABILITIES:
Payable to the Contracts	1,154,863	108	42	63	875	31	14
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	10,139	-	-	-	10,281	-
Total liabilities	1,154,863	10,247	42	63	875	10,312	14

NET ASSETS	$223,428,662	$8,379,779	$3,054,400	$2,973,824	$10,677,833	$1,795,686	$671,127

ANALYSIS OF NET ASSETS
Accumulation period	$223,428,662	$8,250,775	$3,054,400	$2,973,824	$10,677,833	$1,664,870	$671,127
Annuity period	-	129,004	-	-	-	130,816	-
Total net assets	$223,428,662	$8,379,779	$3,054,400	$2,973,824	$10,677,833	$1,795,686	$671,127

Fair value per share (NAV)	$10.63	$10.29	$10.30	$35.91	$35.78	$10.92	$5.63
Shares outstanding in the Separate Account	21,018,689	815,347	296,544	82,813	298,430	165,382	119,205

(1) Investments in mutual fund shares, at cost	$245,105,142	$8,383,325	$3,188,410	$2,413,660	$9,081,578	$1,985,943	$709,898

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

    (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$1,198,294	$35,435,722	$1,434,841	$665,747	$269,183	$3,627,177	$118,361
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	45	630	53	25	10	144	5
Total assets	1,198,339	35,436,352	1,434,894	665,772	269,193	3,627,321	118,366

LIABILITIES:
Payable to the Contracts	45	630	52	25	10	144	5
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	438	-	-	-	-	-
Total liabilities	45	1,068	52	25	10	144	5

NET ASSETS	$1,198,294	$35,435,284	$1,434,842	$665,747	$269,183	$3,627,177	$118,361

ANALYSIS OF NET ASSETS
Accumulation period	$1,198,294	$35,330,147	$1,434,842	$665,747	$269,183	$3,627,177	$118,361
Annuity period	-	105,137	-	-	-	-	-
Total net assets	$1,198,294	$35,435,284	$1,434,842	$665,747	$269,183	$3,627,177	$118,361

Fair value per share (NAV)	$15.64	$21.54	$48.63	$1.00	$59.76	$93.10	$4.60
Shares outstanding in the Separate Account	76,617	1,645,112	29,505	665,747	4,504	38,960	25,731

(1) Investments in mutual fund shares, at cost	$1,135,193	$32,860,712	$970,640	$665,690	$272,892	$2,481,871	$136,827

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

  (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

ASSETS:
Investments at fair value (1)	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272	$5,650,965	$251,050
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	58	57	5	3	32	54,626	10
Total assets	1,533,000	2,712,449	133,800	79,127	1,017,304	5,705,591	251,060

LIABILITIES:
Payable to the Contracts	58	57	5	3	32	54,626	10
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	58	57	5	3	32	54,626	10

NET ASSETS	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272	$5,650,965	$251,050

ANALYSIS OF NET ASSETS
Accumulation period	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272	$5,650,965	$251,050
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272	$5,650,965	$251,050

Fair value per share (NAV)	$461.79	$20.94	$11.17	$25.82	$13.24	$14.67	$8.43
Shares outstanding in the Separate Account	3,320	129,532	11,978	3,064	76,833	385,205	29,781

(1) Investments in mutual fund shares, at cost	$708,882	$2,812,228	$155,086	$60,433	$1,009,408	$6,177,240	$289,659

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

ASSETS:
Investments at fair value (1)	$642,889	$52,378	$2,310,276	$883,289	$206,755	$960,658	$951,277
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	18	2	57	28	5	11,166	22
Total assets	642,907	52,380	2,310,333	883,317	206,760	971,824	951,299

LIABILITIES:
Payable to the Contracts	18	2	57	28	5	11,166	22
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	18	2	57	28	5	11,166	22

NET ASSETS	$642,889	$52,378	$2,310,276	$883,289	$206,755	$960,658	$951,277

ANALYSIS OF NET ASSETS
Accumulation period	$642,889	$52,378	$2,310,276	$883,289	$206,755	$960,658	$951,277
Annuity period	-	-	-	-	-	-	-
Total net assets	$642,889	$52,378	$2,310,276	$883,289	$206,755	$960,658	$951,277

Fair value per share (NAV)	$8.84	$19.53	$19.71	$2.14	$29.12	$5.67	$33.47
Shares outstanding in the Separate Account	72,725	2,682	117,213	412,752	7,100	169,428	28,422

(1) Investments in mutual fund shares, at cost	$660,240	$47,803	$2,273,329	$939,521	$232,734	$979,114	$982,801

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Overseas Fund, Class S

ASSETS:
Investments at fair value (1)	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892	$87,773	$32,861
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	20	10,678	62	2	4,123	3	-
Total assets	825,283	4,560,247	2,291,909	126,550	1,996,015	87,776	32,861

LIABILITIES:
Payable to the Contracts	20	10,678	62	2	4,123	3	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	1,408
Total liabilities	20	10,678	62	2	4,123	3	1,408

NET ASSETS	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892	$87,773	$31,453

ANALYSIS OF NET ASSETS
Accumulation period	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892	$87,773	$18,533
Annuity period	-	-	-	-	-	-	12,920
Total net assets	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892	$87,773	$31,453

Fair value per share (NAV)	$13.65	$18.87	$26.30	$15.49	$11.16	$42.07	$40.08
Shares outstanding in the Separate Account	60,459	241,101	87,142	8,170	178,485	2,086	820

(1) Investments in mutual fund shares, at cost	$918,187	$4,848,429	$2,206,607	$136,355	$2,239,235	$79,532	$28,773

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP Delaware US REIT Fund, Service Class

ASSETS:
Investments at fair value (1)	$18,887,140	$7,043,062	$147,467	$215,746	$951,666
Receivable from dividends	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-
Receivable from the fund manager	369	129	1	6	29
Total assets	18,887,509	7,043,191	147,468	215,752	951,695

LIABILITIES:
Payable to the Contracts	369	129	1	6	29
Payable to the fund manager	-	-	-	-	-
Payable to the Company	-	-	-	-	-
Total liabilities	369	129	1	6	29

NET ASSETS	$18,887,140	$7,043,062	$147,467	$215,746	$951,666

ANALYSIS OF NET ASSETS
Accumulation period	$18,887,140	$7,043,062	$147,467	$215,746	$951,666
Annuity period	-	-	-	-	-
Total net assets	$18,887,140	$7,043,062	$147,467	$215,746	$951,666

Fair value per share (NAV)	$48.05	$68.37	$16.72	$23.96	$13.20
Shares outstanding in the Separate Account	393,073	103,014	8,820	9,004	72,107

(1) Investments in mutual fund shares, at cost	$16,294,024	$7,286,539	$145,721	$298,051	$930,952

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D

ASSETS:
Investments at fair value (1)	$349,735	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471	$44,730
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	9	49	30	5	254	33	2
Total assets	349,744	2,746,471	2,222,287	337,293	10,950,085	1,336,504	44,732

LIABILITIES:
Payable to the Contracts	9	49	30	5	254	33	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	49	30	5	254	33	2

NET ASSETS	$349,735	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471	$44,730

ANALYSIS OF NET ASSETS
Accumulation period	$349,735	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471	$44,730
Annuity period	-	-	-	-	-	-	-
Total net assets	$349,735	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471	$44,730

Fair value per share (NAV)	$19.61	$54.66	$9.49	$14.43	$28.01	$33.49	$10.33
Shares outstanding in the Separate Account	17,836	50,246	234,168	23,374	390,926	39,907	4,330

(1) Investments in mutual fund shares, at cost	$398,031	$2,656,861	$2,399,146	$345,148	$10,217,545	$1,155,100	$45,552

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB

ASSETS:
Investments at fair value (1)	$3,130,615	$1,056,845	$4,182,884	$1,435,737	$4,403,883	$8,214,488	$1,380,441
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	29	24	91	26	73	121	22
Total assets	3,130,644	1,056,869	4,182,975	1,435,763	4,403,956	8,214,609	1,380,463

LIABILITIES:
Payable to the Contracts	29	24	91	26	73	121	22
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	10,132	10,510	-	10,329	-
Total liabilities	29	24	10,223	10,536	73	10,450	22

NET ASSETS	$3,130,615	$1,056,845	$4,172,752	$1,425,227	$4,403,883	$8,204,159	$1,380,441

ANALYSIS OF NET ASSETS
Accumulation period	$3,130,615	$1,056,845	$4,043,831	$1,291,900	$4,403,883	$8,072,733	$1,380,441
Annuity period	-	-	128,921	133,327	-	131,426	-
Total net assets	$3,130,615	$1,056,845	$4,172,752	$1,425,227	$4,403,883	$8,204,159	$1,380,441

Fair value per share (NAV)	$5.46	$7.95	$9.60	$11.57	$10.23	$9.18	$18.83
Shares outstanding in the Separate Account	573,373	132,936	435,717	124,091	430,487	894,824	73,311

(1) Investments in mutual fund shares, at cost	$3,970,295	$1,102,267	$4,332,481	$1,583,242	$4,389,379	$9,451,713	$1,420,490

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB

ASSETS:
Investments at fair value (1)	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854	$7,522,170
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	24	54,346	43	8	1	6	157
Total assets	754,929	1,261,878	2,258,658	315,019	35,083	194,860	7,522,327

LIABILITIES:
Payable to the Contracts	24	54,346	43	8	1	6	157
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	24	54,346	43	8	1	6	157

NET ASSETS	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854	$7,522,170

ANALYSIS OF NET ASSETS
Accumulation period	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854	$7,522,170
Annuity period	-	-	-	-	-	-	-
Total net assets	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854	$7,522,170

Fair value per share (NAV)	$14.26	$17.86	$8.29	$15.27	$16.87	$11.76	$13.48
Shares outstanding in the Separate Account	52,939	67,611	272,451	20,629	2,080	16,569	558,024

(1) Investments in mutual fund shares, at cost	$833,335	$1,199,466	$2,830,718	$312,854	$38,378	$170,678	$6,723,437

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II

ASSETS:
Investments at fair value (1)	$899,666	$106,101	$566,815	$326,412	$666,558	$32,350,833
Receivable from dividends	-	-	-	-	-	-
Receivable from the Contracts	-	-	-	-	-	-
Receivable from the fund manager	25	1	3,129	10	16	707
Total assets	899,691	106,102	569,944	326,422	666,574	32,351,540

LIABILITIES:
Payable to the Contracts	25	1	3,129	10	16	707
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	2,379
Total liabilities	25	1	3,129	10	16	3,086

NET ASSETS	$899,666	$106,101	$566,815	$326,412	$666,558	$32,348,454

ANALYSIS OF NET ASSETS
Accumulation period	$899,666	$106,101	$566,815	$326,412	$666,558	$32,326,620
Annuity period	-	-	-	-	-	21,834
Total net assets	$899,666	$106,101	$566,815	$326,412	$666,558	$32,348,454

Fair value per share (NAV)	$28.82	$6.34	$34.69	$17.40	$11.43	$43.54
Shares outstanding in the Separate Account	31,217	16,735	16,339	18,759	58,317	743,014

(1) Investments in mutual fund shares, at cost	$757,067	$133,693	$458,625	$314,420	$654,924	$28,524,644

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I

ASSETS:
Investments at fair value (1)	$9,033,468	$78,562	$1,091,956	$204,834
Receivable from dividends	-	-	-	-
Receivable from the Contracts	-	-	-	-
Receivable from the fund manager	230	3	20	8
Total assets	9,033,698	78,565	1,091,976	204,842

LIABILITIES:
Payable to the Contracts	230	3	20	8
Payable to the fund manager	-	-	-	-
Payable to the Company	-	-	-	-
Total liabilities	230	3	20	8

NET ASSETS	$9,033,468	$78,562	$1,091,956	$204,834

ANALYSIS OF NET ASSETS
Accumulation period	$9,033,468	$78,562	$1,091,956	$204,834
Annuity period	-	-	-	-
Total net assets	$9,033,468	$78,562	$1,091,956	$204,834

Fair value per share (NAV)	$51.85	$9.21	$25.42	$26.59
Shares outstanding in the Separate Account	174,223	8,530	42,957	7,703

(1) Investments in mutual fund shares, at cost	$8,844,669	$91,808	$1,105,931	$182,076

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Alger Weatherbie Specialized Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$-	$30,450	$-

EXPENSES:
Mortality and expense risk	18,730	17,407	18,819	2,767	232	11,987	10,879
Investment advisory expenses	-	-	-	-	-	864	297
Total expenses	18,730	17,407	18,819	2,767	232	12,851	11,176

NET INVESTMENT INCOME (LOSS)	(18,730)	(17,407)	(18,819)	(2,767)	(232)	17,599	(11,176)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,154	(12,282)	(19,739)	(72,575)	(18,813)	69,002	(259,794)
Capital gain distributions	-	-	-	-	-	10,907	-

Net realized gain (loss) on investments	6,154	(12,282)	(19,739)	(72,575)	(18,813)	79,909	(259,794)

Change in net unrealized appreciation (depreciation) on investments	468,452	356,848	305,003	118,420	18,824	35,163	524,219

Net realized and unrealized gain (loss) on investments	474,606	344,566	285,264	45,845	11	115,072	264,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$455,876	$327,159	$266,445	$43,078	$(221)	$132,671	$253,249

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4

INVESTMENT INCOME:
Dividend income	$35,521	$137,854	$244,581	$101,908	$18,253	$73,296	$36,911

EXPENSES:
Mortality and expense risk	9,129	60,283	107,594	61,160	105,339	65,589	33,080
Investment advisory expenses	471	2,322	1,111	2,363	8,656	4,633	1,692
Total expenses	9,600	62,605	108,705	63,523	113,995	70,222	34,772

NET INVESTMENT INCOME (LOSS)	25,921	75,249	135,876	38,385	(95,742)	3,074	2,139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(62,910)	(273,432)	420,296	(323,633)	225,523	233,997	(329,175)
Capital gain distributions	-	834,359	873,728	-	629,914	387,982	-

Net realized gain (loss) on investments	(62,910)	560,927	1,294,024	(323,633)	855,437	621,979	(329,175)

Change in net unrealized appreciation (depreciation) on investments	65,975	(396,953)	(610,237)	1,395,404	2,485,658	839,910	840,476

Net realized and unrealized gain (loss) on investments	3,065	163,974	683,787	1,071,771	3,341,095	1,461,889	511,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,986	$239,223	$819,663	$1,110,156	$3,245,353	$1,464,963	$513,440

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

INVESTMENT INCOME:
Dividend income	$38,752	$82,409	$179	$108,756	$428,634	$-	$2,923

EXPENSES:
Mortality and expense risk	28,187	47,219	85	59,266	63,114	1,274	5,635
Investment advisory expenses	1,354	2,936	-	-	1,609	-	-
Total expenses	29,541	50,155	85	59,266	64,723	1,274	5,635

NET INVESTMENT INCOME (LOSS)	9,211	32,254	94	49,490	363,911	(1,274)	(2,712)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(28,917)	(101,692)	(53)	(546,628)	(534,958)	(3,260)	3,269
Capital gain distributions	-	47,957	-	-	-	-	46,941

Net realized gain (loss) on investments	(28,917)	(53,735)	(53)	(546,628)	(534,958)	(3,260)	50,210

Change in net unrealized appreciation (depreciation) on investments	512,084	820,939	1,126	1,099,433	939,166	204,655	33,366

Net realized and unrealized gain (loss) on investments	483,167	767,204	1,073	552,805	404,208	201,395	83,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$492,378	$799,458	$1,167	$602,295	$768,119	$200,121	$80,864

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2

INVESTMENT INCOME:
Dividend income	$1,938	$3,241	$2,285	$-	$208	$-	$-

EXPENSES:
Mortality and expense risk	3,772	4,869	4,794	52,467	7,851	43,402	4,422
Investment advisory expenses	-	809	-	2,316	684	3,850	-
Total expenses	3,772	5,678	4,794	54,783	8,535	47,252	4,422

NET INVESTMENT INCOME (LOSS)	(1,834)	(2,437)	(2,509)	(54,783)	(8,327)	(47,252)	(4,422)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,277)	(8,790)	899	345,396	12,088	(154,992)	20,771
Capital gain distributions	22,740	57,989	34,328	50,751	5,984	-	-

Net realized gain (loss) on investments	21,463	49,199	35,227	396,147	18,072	(154,992)	20,771

Change in net unrealized appreciation (depreciation) on investments	28,132	73,694	40,737	1,555,735	97,270	500,415	13,274

Net realized and unrealized gain (loss) on investments	49,595	122,893	75,964	1,951,882	115,342	345,423	34,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,761	$120,456	$73,455	$1,897,099	$107,015	$298,171	$29,623

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class	Delaware VIP International Series, Service Class

INVESTMENT INCOME:
Dividend income	$-	$-	$100	$84,550	$54,024	$28,591	$3,495

EXPENSES:
Mortality and expense risk	92,463	3,030	63	16,954	15,829	21,063	3,380
Investment advisory expenses	-	-	-	4,408	5,386	826	-
Total expenses	92,463	3,030	63	21,362	21,215	21,889	3,380

NET INVESTMENT INCOME (LOSS)	(92,463)	(3,030)	37	63,188	32,809	6,702	115

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	137,416	774	(35)	(163,946)	253,347	(46,463)	(28,407)
Capital gain distributions	307,109	13,297	1,696	-	-	-	-

Net realized gain (loss) on investments	444,525	14,071	1,661	(163,946)	253,347	(46,463)	(28,407)

Change in net unrealized appreciation (depreciation) on investments	2,019,926	63,576	2,952	301,510	(286,498)	293,222	66,477

Net realized and unrealized gain (loss) on investments	2,464,451	77,647	4,613	137,564	(33,151)	246,759	38,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,371,988	$74,617	$4,650	$200,752	$(342)	$253,461	$38,185

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INVESTMENT INCOME:
Dividend income	$15,149	$15,736	$2,735	$8,285	$23,820	$57,887	$1,295

EXPENSES:
Mortality and expense risk	20,216	3,876	377	1,666	8,229	12,704	184
Investment advisory expenses	970	-	-	-	-	235	57
Total expenses	21,186	3,876	377	1,666	8,229	12,939	241

NET INVESTMENT INCOME (LOSS)	(6,037)	11,860	2,358	6,619	15,591	44,948	1,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(17,057)	828	(101)	168	(25,181)	24,464	(1)
Capital gain distributions	101,537	15,694	-	3,371	-	11,552	-

Net realized gain (loss) on investments	84,480	16,522	(101)	3,539	(25,181)	36,016	(1)

Change in net unrealized appreciation (depreciation) on investments	70,765	99,046	756	30,204	104,220	113,471	339

Net realized and unrealized gain (loss) on investments	155,245	115,568	655	33,743	79,039	149,487	338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,208	$127,428	$3,013	$40,362	$94,630	$194,435	$1,392

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class

INVESTMENT INCOME:
Dividend income	$71,058	$33,597	$-	$638	$158	$2,123	$569,738

EXPENSES:
Mortality and expense risk	33,303	29,842	8,062	247	102	678	52,133
Investment advisory expenses	1,958	281	259	-	-	-	4,446
Total expenses	35,261	30,123	8,321	247	102	678	56,579

NET INVESTMENT INCOME (LOSS)	35,797	3,474	(8,321)	391	56	1,445	513,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	150,108	128,356	175,899	(175)	(48)	(771)	(374,271)
Capital gain distributions	43,308	149,502	91,489	-	161	10,391	-

Net realized gain (loss) on investments	193,416	277,858	267,388	(175)	113	9,620	(374,271)

Change in net unrealized appreciation (depreciation) on investments	75,753	84,881	336,061	8,135	5,563	25,368	538,868

Net realized and unrealized gain (loss) on investments	269,169	362,739	603,449	7,960	5,676	34,988	164,597

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$304,966	$366,213	$595,128	$8,351	$5,732	$36,433	$677,756

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$175,076	$28,370	$327,698	$134,731	$259,270	$149,651	$14,488

EXPENSES:
Mortality and expense risk	55,009	9,383	85,923	67,157	72,779	31,248	3,567
Investment advisory expenses	547	1,042	12,386	2,970	2,645	12,136	1,583
Total expenses	55,556	10,425	98,309	70,127	75,424	43,384	5,150

NET INVESTMENT INCOME (LOSS)	119,520	17,945	229,389	64,604	183,846	106,267	9,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(559,812)	(74,089)	(456,815)	(181,274)	(393,399)	(177,483)	(9,293)
Capital gain distributions	154,048	139,626	-	60,455	92,819	-	-

Net realized gain (loss) on investments	(405,764)	65,537	(456,815)	(120,819)	(300,580)	(177,483)	(9,293)

Change in net unrealized appreciation (depreciation) on investments	1,154,142	28,702	821,319	511,838	659,174	434,100	56,397

Net realized and unrealized gain (loss) on investments	748,378	94,239	364,504	391,019	358,594	256,617	47,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$867,898	$112,184	$593,893	$455,623	$542,440	$362,884	$56,442

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$25,464	$2,225,454	$61,388	$20,606	$-	$252,144	$53,954

EXPENSES:
Mortality and expense risk	25,502	337,088	12,092	4,188	15,595	71,460	24,757
Investment advisory expenses	1,181	15,380	16	824	-	13,303	1,556
Total expenses	26,683	352,468	12,108	5,012	15,595	84,763	26,313

NET INVESTMENT INCOME (LOSS)	(1,219)	1,872,986	49,280	15,594	(15,595)	167,381	27,641

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(199,382)	49,735	(51,232)	(18,723)	(21,702)	128,610	(63,385)
Capital gain distributions	-	-	-	-	-	225,659	69,816

Net realized gain (loss) on investments	(199,382)	49,735	(51,232)	(18,723)	(21,702)	354,269	6,431

Change in net unrealized appreciation (depreciation) on investments	307,401	(49,735)	108,428	23,742	254,485	1,268,298	592,648

Net realized and unrealized gain (loss) on investments	108,019	-	57,196	5,019	232,783	1,622,567	599,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,800	$1,872,986	$106,476	$20,613	$217,188	$1,789,948	$626,720

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$5,815	$1,166	$27,235	$40,362	$72,847	$50,685	$36,077

EXPENSES:
Mortality and expense risk	43,552	40,337	3,351	12,999	27,987	19,468	7,254
Investment advisory expenses	10,640	808	6,243	8,171	1,138	-	-
Total expenses	54,192	41,145	9,594	21,170	29,125	19,468	7,254

NET INVESTMENT INCOME (LOSS)	(48,377)	(39,979)	17,641	19,192	43,722	31,217	28,823

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(203,225)	399,373	(22,193)	(194,447)	(270,873)	(98,353)	(30,346)
Capital gain distributions	182,685	74,987	13,442	30,724	64,856	56,579	45,622

Net realized gain (loss) on investments	(20,540)	474,360	(8,751)	(163,723)	(206,017)	(41,774)	15,276

Change in net unrealized appreciation (depreciation) on investments	1,748,703	(30,485)	75,772	295,582	532,824	242,135	197,376

Net realized and unrealized gain (loss) on investments	1,728,163	443,875	67,021	131,859	326,807	200,361	212,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,679,786	$403,896	$84,662	$151,051	$370,529	$231,578	$241,475

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$4,445	$6,479	$11,493	$5,276	$7,253	$2,273,302	$1,935,848

EXPENSES:
Mortality and expense risk	2,253	5,692	3,603	5,059	19,758	1,411,495	631,936
Investment advisory expenses	-	-	-	875	475	41,540	23,556
Total expenses	2,253	5,692	3,603	5,934	20,233	1,453,035	655,492

NET INVESTMENT INCOME (LOSS)	2,192	787	7,890	(658)	(12,980)	820,267	1,280,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(6,994)	(91,180)	(2,178)	(33,592)	(59,320)	(310,861)	(2,859,701)
Capital gain distributions	7,232	13,767	16,606	10,964	678	946,486	767,395

Net realized gain (loss) on investments	238	(77,413)	14,428	(22,628)	(58,642)	635,625	(2,092,306)

Change in net unrealized appreciation (depreciation) on investments	27,747	177,644	58,538	104,997	301,251	10,631,377	6,814,472

Net realized and unrealized gain (loss) on investments	27,985	100,231	72,966	82,369	242,609	11,267,002	4,722,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,177	$101,018	$80,856	$81,711	$229,629	$12,087,269	$6,002,522

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$282,835	$401,844	$567,711	$164,593	$61,681	$380,469	$80,347

EXPENSES:
Mortality and expense risk	104,855	191,738	180,245	43,942	25,416	570,171	144,601
Investment advisory expenses	1,629	9,792	5,221	2,050	3,795	47,145	5,866
Total expenses	106,484	201,530	185,466	45,992	29,211	617,316	150,467

NET INVESTMENT INCOME (LOSS)	176,351	200,314	382,245	118,601	32,470	(236,847)	(70,120)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(537,454)	(306,094)	(619,342)	(149,192)	(40,427)	5,638,724	852,581
Capital gain distributions	420,807	330,751	397,378	-	5,540	3,924,606	691,467

Net realized gain (loss) on investments	(116,647)	24,657	(221,964)	(149,192)	(34,887)	9,563,330	1,544,048

Change in net unrealized appreciation (depreciation) on investments	1,495,326	1,170,831	1,395,807	380,192	405,598	9,519,569	967,956

Net realized and unrealized gain (loss) on investments	1,378,679	1,195,488	1,173,843	231,000	370,711	19,082,899	2,512,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,555,030	$1,395,802	$1,556,088	$349,601	$403,181	$18,846,052	$2,441,884

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$100,137	$5,123,987	$187,388	$-	$1,473	$-	$46,576

EXPENSES:
Mortality and expense risk	143,368	2,601,054	41,702	11,849	25,190	105,027	13,607
Investment advisory expenses	9,465	41,667	10,409	-	1,252	6,380	180
Total expenses	152,833	2,642,721	52,111	11,849	26,442	111,407	13,787

NET INVESTMENT INCOME (LOSS)	(52,696)	2,481,266	135,277	(11,849)	(24,969)	(111,407)	32,789

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(634,239)	(7,558,287)	(89,754)	(77,219)	90,228	750,864	(156,147)
Capital gain distributions	465,358	4,573,075	-	279	66,349	280,284	-

Net realized gain (loss) on investments	(168,881)	(2,985,212)	(89,754)	(76,940)	156,577	1,031,148	(156,147)

Change in net unrealized appreciation (depreciation) on investments	2,596,873	26,007,982	332,089	259,803	294,227	1,071,998	207,705

Net realized and unrealized gain (loss) on investments	2,427,992	23,022,770	242,335	182,863	450,804	2,103,146	51,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,375,296	$25,504,036	$377,612	$171,014	$425,835	$1,991,739	$84,347

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$34,031	$27,011	$531,558	$6,319	$28,885	$-	$4,207

EXPENSES:
Mortality and expense risk	5,000	15,422	238,738	17,110	8,258	3,756	45,002
Investment advisory expenses	-	-	941	-	-	-	-
Total expenses	5,000	15,422	239,679	17,110	8,258	3,756	45,002

NET INVESTMENT INCOME (LOSS)	29,031	11,589	291,879	(10,791)	20,627	(3,756)	(40,795)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(29,574)	1,679	804,372	32,171	(92)	47,834	110,461
Capital gain distributions	-	12,189	1,452,189	45,759	-	-	151,638

Net realized gain (loss) on investments	(29,574)	13,868	2,256,561	77,930	(92)	47,834	262,099

Change in net unrealized appreciation (depreciation) on investments	73,126	98,770	4,230,072	284,918	92	69,733	738,339

Net realized and unrealized gain (loss) on investments	43,552	112,638	6,486,633	362,848	-	117,567	1,000,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,583	$124,227	$6,778,512	$352,057	$20,627	$113,811	$959,643

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4

INVESTMENT INCOME:
Dividend income	$6,489	$21,381	$3,999	$3,699	$779	$29,704	$378,369

EXPENSES:
Mortality and expense risk	1,842	20,919	23,035	2,288	1,155	19,346	86,021
Investment advisory expenses	-	-	2,167	-	-	-	1,305
Total expenses	1,842	20,919	25,202	2,288	1,155	19,346	87,326

NET INVESTMENT INCOME (LOSS)	4,647	462	(21,203)	1,411	(376)	10,358	291,043

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,918)	180,793	79,061	(15,806)	6,393	(128,992)	(460,903)
Capital gain distributions	-	15,041	-	-	197	29,451	466,198

Net realized gain (loss) on investments	(4,918)	195,834	79,061	(15,806)	6,590	(99,541)	5,295

Change in net unrealized appreciation (depreciation) on investments	10,820	131,118	585,335	21,747	8,821	194,076	183,491

Net realized and unrealized gain (loss) on investments	5,902	326,952	664,396	5,941	15,411	94,535	188,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,549	$327,414	$643,193	$7,352	$15,035	$104,893	$479,829

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II

INVESTMENT INCOME:
Dividend income	$4,214	$40,257	$333	$9,926	$2,630	$928	$26,317

EXPENSES:
Mortality and expense risk	3,264	10,589	615	22,573	14,364	1,731	11,969
Investment advisory expenses	-	-	-	58	-	-	101
Total expenses	3,264	10,589	615	22,631	14,364	1,731	12,070

NET INVESTMENT INCOME (LOSS)	950	29,668	(282)	(12,705)	(11,734)	(803)	14,247

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,765)	(5,017)	2	(36,996)	(218,910)	(948)	(33,501)
Capital gain distributions	21,277	-	-	-	-	4,610	-

Net realized gain (loss) on investments	17,512	(5,017)	2	(36,996)	(218,910)	3,662	(33,501)

Change in net unrealized appreciation (depreciation) on investments	6,676	25,208	9,779	537,147	438,219	34,566	66,620

Net realized and unrealized gain (loss) on investments	24,188	20,191	9,781	500,151	219,309	38,228	33,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,138	$49,859	$9,499	$487,446	$207,575	$37,425	$47,366

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

INVESTMENT INCOME:
Dividend income	$-	$10,268	$58,244	$20,465	$-	$73,919	$1,165

EXPENSES:
Mortality and expense risk	10,408	8,450	47,248	27,268	1,891	18,537	1,051
Investment advisory expenses	416	653	1,458	1,432	-	2,004	-
Total expenses	10,824	9,103	48,706	28,700	1,891	20,541	1,051

NET INVESTMENT INCOME (LOSS)	(10,824)	1,165	9,538	(8,235)	(1,891)	53,378	114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(96,886)	(79,565)	(77,964)	(9,277)	(26,450)	(82,344)	556
Capital gain distributions	738	-	569,656	-	4,697	-	-

Net realized gain (loss) on investments	(96,148)	(79,565)	491,692	(9,277)	(21,753)	(82,344)	556

Change in net unrealized appreciation (depreciation) on investments	278,727	143,327	18,174	399,861	47,460	111,639	5,582

Net realized and unrealized gain (loss) on investments	182,579	63,762	509,866	390,584	25,707	29,295	6,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,755	$64,927	$519,404	$382,349	$23,816	$82,673	$6,252

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio

INVESTMENT INCOME:
Dividend income	$462	$398,148	$6,175	$1,331	$-	$-	$-

EXPENSES:
Mortality and expense risk	120	194,936	56,898	431	695	1,444	3,109
Investment advisory expenses	-	9,684	3,495	44	-	-	-
Total expenses	120	204,620	60,393	475	695	1,444	3,109

NET INVESTMENT INCOME (LOSS)	342	193,528	(54,218)	856	(695)	(1,444)	(3,109)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	172	3,099,907	(195,689)	(141)	(7,147)	(61,478)	(4,234)
Capital gain distributions	-	-	616,211	3,928	-	-	-

Net realized gain (loss) on investments	172	3,099,907	420,522	3,787	(7,147)	(61,478)	(4,234)

Change in net unrealized appreciation (depreciation) on investments	2,611	239,475	880,439	9,791	13,533	80,333	33,769

Net realized and unrealized gain (loss) on investments	2,783	3,339,382	1,300,961	13,578	6,386	18,855	29,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,125	$3,532,910	$1,246,743	$14,434	$5,691	$17,411	$26,426

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S

INVESTMENT INCOME:
Dividend income	$27,862	$3,307	$29,680	$12,172	$3,047	$-	$989

EXPENSES:
Mortality and expense risk	11,098	3,374	21,544	12,785	1,807	98,846	13,739
Investment advisory expenses	203	-	3,497	1,704	1,208	7,598	820
Total expenses	11,301	3,374	25,041	14,489	3,015	106,444	14,559

NET INVESTMENT INCOME (LOSS)	16,561	(67)	4,639	(2,317)	32	(106,444)	(13,570)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,790)	(18,793)	(98,361)	(237,075)	(4,451)	363,188	60,957
Capital gain distributions	-	3,160	220,280	80,317	10,688	-	20,790

Net realized gain (loss) on investments	(9,790)	(15,633)	121,919	(156,758)	6,237	363,188	81,747

Change in net unrealized appreciation (depreciation) on investments	97,258	50,533	622,066	513,943	28,252	4,595,669	258,744

Net realized and unrealized gain (loss) on investments	87,468	34,900	743,985	357,185	34,489	4,958,857	340,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,029	$34,833	$748,624	$354,868	$34,521	$4,852,413	$326,921

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$643	$426,758	$22,292	$141,403	$48,479	$249,708	$287,012

EXPENSES:
Mortality and expense risk	628	12,703	9,266	31,037	13,018	37,416	50,121
Investment advisory expenses	-	1,990	447	2,888	219	857	11,445
Total expenses	628	14,693	9,713	33,925	13,237	38,273	61,566

NET INVESTMENT INCOME (LOSS)	15	412,065	12,579	107,478	35,242	211,435	225,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(35)	(313,524)	(152,239)	(78,071)	(141,878)	(88,581)	(494,649)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	(35)	(313,524)	(152,239)	(78,071)	(141,878)	(88,581)	(494,649)

Change in net unrealized appreciation (depreciation) on investments	1,063	(353,783)	215,111	127,731	154,702	158,750	668,897

Net realized and unrealized gain (loss) on investments	1,028	(667,307)	62,872	49,660	12,824	70,169	174,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,043	$(255,242)	$75,451	$157,138	$48,066	$281,604	$399,694

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB

INVESTMENT INCOME:
Dividend income	$7,384	$7,133	$33,751	$137,624	$169	$407	$6,682

EXPENSES:
Mortality and expense risk	9,569	11,008	20,179	17,700	4,384	490	2,535
Investment advisory expenses	3,255	-	-	2,396	109	-	-
Total expenses	12,824	11,008	20,179	20,096	4,493	490	2,535

NET INVESTMENT INCOME (LOSS)	(5,440)	(3,875)	13,572	117,528	(4,324)	(83)	4,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(74,230)	(166,230)	(63,257)	(201,269)	(61,376)	(13,042)	4,670
Capital gain distributions	132,423	-	-	-	-	-	-

Net realized gain (loss) on investments	58,193	(166,230)	(63,257)	(201,269)	(61,376)	(13,042)	4,670

Change in net unrealized appreciation (depreciation) on investments	291,507	321,779	299,508	165,308	136,617	21,305	27,038

Net realized and unrealized gain (loss) on investments	349,700	155,549	236,251	(35,961)	75,241	8,263	31,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$344,260	$151,674	$249,823	$81,567	$70,917	$8,180	$35,855

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB

INVESTMENT INCOME:
Dividend income	$-	$23,806	$21,300	$23,205	$4,498	$-	$1,639

EXPENSES:
Mortality and expense risk	53,861	11,349	398	1,172	5,148	3,909	7,224
Investment advisory expenses	8,818	-	341	-	-	-	215
Total expenses	62,679	11,349	739	1,172	5,148	3,909	7,439

NET INVESTMENT INCOME (LOSS)	(62,679)	12,457	20,561	22,033	(650)	(3,909)	(5,800)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	144,124	69,617	(21,187)	(50,418)	13,745	(5,918)	(144,459)
Capital gain distributions	91,563	66,732	-	-	-	-	126,238

Net realized gain (loss) on investments	235,687	136,349	(21,187)	(50,418)	13,745	(5,918)	(18,221)

Change in net unrealized appreciation (depreciation) on investments	2,241,813	(14,801)	4,596	32,304	120,551	81,787	162,884

Net realized and unrealized gain (loss) on investments	2,477,500	121,548	(16,591)	(18,114)	134,296	75,869	144,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,414,821	$134,005	$3,970	$3,919	$133,646	$71,960	$138,863

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I

INVESTMENT INCOME:
Dividend income	$-	$-	$2,419	$29,824	$6,044

EXPENSES:
Mortality and expense risk	272,101	106,518	861	8,116	3,111
Investment advisory expenses	9,470	3,550	-	908	-
Total expenses	281,571	110,068	861	9,024	3,111

NET INVESTMENT INCOME (LOSS)	(281,571)	(110,068)	1,558	20,800	2,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,338,480	735,461	(2,962)	69,816	(17,500)
Capital gain distributions	-	335,592	-	-	-

Net realized gain (loss) on investments	1,338,480	1,071,053	(2,962)	69,816	(17,500)

Change in net unrealized appreciation (depreciation) on investments	11,566,548	(910,387)	4,063	(144,705)	3,020

Net realized and unrealized gain (loss) on investments	12,905,028	160,666	1,101	(74,889)	(14,480)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,623,457	$50,598	$2,659	$(54,089)	$(11,547)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Alger Weatherbie Specialized Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,730)	$(17,407)	$(18,819)	$(2,767)	$(232)	$17,599	$(11,176)
Net realized gain (loss) on investments	6,154	(12,282)	(19,739)	(72,575)	(18,813)	79,909	(259,794)
Change in net unrealized appreciation (depreciation) on investments	468,452	356,848	305,003	118,420	18,824	35,163	524,219

Net increase (decrease) in net assets resulting from operations	455,876	327,159	266,445	43,078	(221)	132,671	253,249

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,275	6,000	-	875	-	-	3,840
Contract maintenance charges	(242)	(325)	(227)	(72)	-	-	-
Contract owners' benefits	-	(51,138)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(94,967)	(198,479)	(83,210)	(37,188)	(24,804)	(656,396)	(758,007)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(91,934)	(243,942)	(83,437)	(36,385)	(24,804)	(656,396)	(754,167)

Total increase (decrease) in net assets	363,942	83,217	183,008	6,693	(25,025)	(523,725)	(500,918)

NET ASSETS:
Beginning of period	1,156,547	1,153,888	1,284,054	306,103	25,025	1,536,192	1,392,046

End of period	$1,520,489	$1,237,105	$1,467,062	$312,796	$-	$1,012,467	$891,128

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,921	$75,249	$135,876	$38,385	$(95,742)	$3,074	$2,139
Net realized gain (loss) on investments	(62,910)	560,927	1,294,024	(323,633)	855,437	621,979	(329,175)
Change in net unrealized appreciation (depreciation) on investments	65,975	(396,953)	(610,237)	1,395,404	2,485,658	839,910	840,476

Net increase (decrease) in net assets resulting from operations	28,986	239,223	819,663	1,110,156	3,245,353	1,464,963	513,440

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	37,853	42,526	660	29,509	-	33,929
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(27,163)	-	-
Net transfers (to) from the Company and/or Subaccounts	(561,245)	(3,343,858)	(2,587,252)	(1,481,131)	(2,499,160)	(2,213,481)	(1,207,555)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(3,720)	-	-	(3,631)

Increase (decrease) in net assets resulting from Contract transactions	(561,245)	(3,306,005)	(2,544,726)	(1,484,191)	(2,496,814)	(2,213,481)	(1,177,257)

Total increase (decrease) in net assets	(532,259)	(3,066,782)	(1,725,063)	(374,035)	748,539	(748,518)	(663,817)

NET ASSETS:
Beginning of period	1,447,967	8,077,179	12,136,608	6,474,348	9,706,384	6,975,417	4,029,916

End of period	$915,708	$5,010,397	$10,411,545	$6,100,313	$10,454,923	$6,226,899	$3,366,099

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,211	$32,254	$94	$49,490	$363,911	$(1,274)	$(2,712)
Net realized gain (loss) on investments	(28,917)	(53,735)	(53)	(546,628)	(534,958)	(3,260)	50,210
Change in net unrealized appreciation (depreciation) on investments	512,084	820,939	1,126	1,099,433	939,166	204,655	33,366

Net increase (decrease) in net assets resulting from operations	492,378	799,458	1,167	602,295	768,119	200,121	80,864

CONTRACT TRANSACTIONS:
Contract owners' net payments	300	29,509	-	180	9,731	-	-
Contract maintenance charges	-	-	-	-	-	-	(47)
Contract owners' benefits	-	-	-	-	(64,553)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,317,898)	(5,271,919)	(5,326)	(3,155,621)	(3,581,779)	(36,557)	(10,324)
Adjustments to net assets allocated to contracts in payout period	(3,556)	-	-	(1,137)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,321,154)	(5,242,410)	(5,326)	(3,156,578)	(3,636,601)	(36,557)	(10,371)

Total increase (decrease) in net assets	(828,776)	(4,442,952)	(4,159)	(2,554,283)	(2,868,482)	163,564	70,493

NET ASSETS:
Beginning of period	4,001,289	9,544,092	14,202	7,048,189	8,677,226	355,669	373,703

End of period	$3,172,513	$5,101,140	$10,043	$4,493,906	$5,808,744	$519,233	$444,196

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,834)	$(2,437)	$(2,509)	$(54,783)	$(8,327)	$(47,252)	$(4,422)
Net realized gain (loss) on investments	21,463	49,199	35,227	396,147	18,072	(154,992)	20,771
Change in net unrealized appreciation (depreciation) on investments	28,132	73,694	40,737	1,555,735	97,270	500,415	13,274

Net increase (decrease) in net assets resulting from operations	47,761	120,456	73,455	1,897,099	107,015	298,171	29,623

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	1,660	-	31,125	300
Contract maintenance charges	(30)	-	(136)	-	-	-	(68)
Contract owners' benefits	-	-	-	-	-	(50,383)	-
Net transfers (to) from the Company and/or Subaccounts	(5,427)	(27,254)	44,290	(525,222)	(162,297)	(851,062)	21,053
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,457)	(27,254)	44,154	(523,562)	(162,297)	(870,320)	21,285

Total increase (decrease) in net assets	42,304	93,202	117,609	1,373,537	(55,282)	(572,149)	50,908

NET ASSETS:
Beginning of period	248,170	625,276	288,517	4,702,240	1,024,043	4,873,857	297,041

End of period	$290,474	$718,478	$406,126	$6,075,777	$968,761	$4,301,708	$347,949

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class	Delaware VIP International Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(92,463)	$(3,030)	$37	$63,188	$32,809	$6,702	$115
Net realized gain (loss) on investments	444,525	14,071	1,661	(163,946)	253,347	(46,463)	(28,407)
Change in net unrealized appreciation (depreciation) on investments	2,019,926	63,576	2,952	301,510	(286,498)	293,222	66,477

Net increase (decrease) in net assets resulting from operations	2,371,988	74,617	4,650	200,752	(342)	253,461	38,185

CONTRACT TRANSACTIONS:
Contract owners' net payments	875	-	-	-	-	240	-
Contract maintenance charges	(935)	-	-	-	-	-	-
Contract owners' benefits	(141,973)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(441,069)	48,511	(1)	(632,307)	(1,229,331)	(594,411)	(179,366)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(583,102)	48,511	(1)	(632,307)	(1,229,331)	(594,171)	(179,366)

Total increase (decrease) in net assets	1,788,886	123,128	4,649	(431,555)	(1,229,673)	(340,710)	(141,181)

NET ASSETS:
Beginning of period	5,712,752	160,298	21,791	2,845,489	2,855,769	2,352,080	347,648

End of period	$7,501,638	$283,426	$26,440	$2,413,934	$1,626,096	$2,011,370	$206,467

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,037)	$11,860	$2,358	$6,619	$15,591	$44,948	$1,054
Net realized gain (loss) on investments	84,480	16,522	(101)	3,539	(25,181)	36,016	(1)
Change in net unrealized appreciation (depreciation) on investments	70,765	99,046	756	30,204	104,220	113,471	339

Net increase (decrease) in net assets resulting from operations	149,208	127,428	3,013	40,362	94,630	194,435	1,392

CONTRACT TRANSACTIONS:
Contract owners' net payments	96	-	-	-	-	120	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,233,348)	(345)	83	1	(212,012)	(203,699)	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	(643)	-

Increase (decrease) in net assets resulting from Contract transactions	(1,233,252)	(345)	83	1	(212,012)	(204,222)	-

Total increase (decrease) in net assets	(1,084,044)	127,083	3,096	40,363	(117,382)	(9,787)	1,392

NET ASSETS:
Beginning of period	2,891,267	654,049	66,880	286,326	871,441	1,235,721	32,903

End of period	$1,807,223	$781,132	$69,976	$326,689	$754,059	$1,225,934	$34,295

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,797	$3,474	$(8,321)	$391	$56	$1,445	$513,159
Net realized gain (loss) on investments	193,416	277,858	267,388	(175)	113	9,620	(374,271)
Change in net unrealized appreciation (depreciation) on investments	75,753	84,881	336,061	8,135	5,563	25,368	538,868

Net increase (decrease) in net assets resulting from operations	304,966	366,213	595,128	8,351	5,732	36,433	677,756

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	60	-	-	-	-	28,169
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(612,519)	(412,130)	(1,083,876)	(2,288)	1	(4,518)	(4,460,079)
Adjustments to net assets allocated to contracts in payout period	(760)	-	-	-	-	-	(6,830)

Increase (decrease) in net assets resulting from Contract transactions	(613,279)	(412,070)	(1,083,876)	(2,288)	1	(4,518)	(4,438,740)

Total increase (decrease) in net assets	(308,313)	(45,857)	(488,748)	6,063	5,733	31,915	(3,760,984)

NET ASSETS:
Beginning of period	3,563,158	2,326,857	1,924,099	43,185	24,166	256,947	8,946,226

End of period	$3,254,845	$2,281,000	$1,435,351	$49,248	$29,899	$288,862	$5,185,242

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$119,520	$17,945	$229,389	$64,604	$183,846	$106,267	$9,338
Net realized gain (loss) on investments	(405,764)	65,537	(456,815)	(120,819)	(300,580)	(177,483)	(9,293)
Change in net unrealized appreciation (depreciation) on investments	1,154,142	28,702	821,319	511,838	659,174	434,100	56,397

Net increase (decrease) in net assets resulting from operations	867,898	112,184	593,893	455,623	542,440	362,884	56,442

CONTRACT TRANSACTIONS:
Contract owners' net payments	480	960	29,932	30,000	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(136,199)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,056,357)	(239,160)	496,807	(1,087,018)	(948,144)	(643,155)	(176,625)
Adjustments to net assets allocated to contracts in payout period	-	-	(9,697)	-	-	(25)	-

Increase (decrease) in net assets resulting from Contract transactions	(2,055,877)	(238,200)	380,843	(1,057,018)	(948,144)	(643,180)	(176,625)

Total increase (decrease) in net assets	(1,187,979)	(126,016)	974,736	(601,395)	(405,704)	(280,296)	(120,183)

NET ASSETS:
Beginning of period	6,718,146	1,301,848	14,866,324	6,852,684	8,494,888	6,984,419	788,785

End of period	$5,530,167	$1,175,832	$15,841,060	$6,251,289	$8,089,184	$6,704,123	$668,602

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,219)	$1,872,986	$49,280	$15,594	$(15,595)	$167,381	$27,641
Net realized gain (loss) on investments	(199,382)	49,735	(51,232)	(18,723)	(21,702)	354,269	6,431
Change in net unrealized appreciation (depreciation) on investments	307,401	(49,735)	108,428	23,742	254,485	1,268,298	592,648

Net increase (decrease) in net assets resulting from operations	106,800	1,872,986	106,476	20,613	217,188	1,789,948	626,720

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	1,044,513	-	-	29,129	47,919	180
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(13,849,366)	(75,718)	-	-	(69,234)	-
Net transfers (to) from the Company and/or Subaccounts	(707,561)	3,540,076	(411,140)	(156,398)	(723,184)	(2,435,952)	(742,187)
Adjustments to net assets allocated to contracts in payout period	(310)	(10,144)	-	-	-	(7,536)	-

Increase (decrease) in net assets resulting from Contract transactions	(707,871)	(9,274,921)	(486,858)	(156,398)	(694,055)	(2,464,803)	(742,007)

Total increase (decrease) in net assets	(601,071)	(7,401,935)	(380,382)	(135,785)	(476,867)	(674,855)	(115,287)

NET ASSETS:
Beginning of period	3,232,485	53,115,240	1,384,861	620,590	1,706,897	11,991,970	3,923,783

End of period	$2,631,414	$45,713,305	$1,004,479	$484,805	$1,230,030	$11,317,115	$3,808,496

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,377)	$(39,979)	$17,641	$19,192	$43,722	$31,217	$28,823
Net realized gain (loss) on investments	(20,540)	474,360	(8,751)	(163,723)	(206,017)	(41,774)	15,276
Change in net unrealized appreciation (depreciation) on investments	1,748,703	(30,485)	75,772	295,582	532,824	242,135	197,376

Net increase (decrease) in net assets resulting from operations	1,679,786	403,896	84,662	151,051	370,529	231,578	241,475

CONTRACT TRANSACTIONS:
Contract owners' net payments	960	2,520	-	-	1,000	-	6,500
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(24,172)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,028,653)	(2,689,895)	(183,336)	(1,384,207)	(1,815,864)	(542,274)	(109,728)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,027,693)	(2,711,547)	(183,336)	(1,384,207)	(1,814,864)	(542,274)	(103,228)

Total increase (decrease) in net assets	652,093	(2,307,651)	(98,674)	(1,233,156)	(1,444,335)	(310,696)	138,247

NET ASSETS:
Beginning of period	5,617,992	5,870,721	1,046,858	2,445,709	4,455,578	2,249,317	1,810,853

End of period	$6,270,085	$3,563,070	$948,184	$1,212,553	$3,011,243	$1,938,621	$1,949,100

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,192	$787	$7,890	$(658)	$(12,980)	$820,267	$1,280,356
Net realized gain (loss) on investments	238	(77,413)	14,428	(22,628)	(58,642)	635,625	(2,092,306)
Change in net unrealized appreciation (depreciation) on investments	27,747	177,644	58,538	104,997	301,251	10,631,377	6,814,472

Net increase (decrease) in net assets resulting from operations	30,177	101,018	80,856	81,711	229,629	12,087,269	6,002,522

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	116,725	102,482
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(275,252)
Net transfers (to) from the Company and/or Subaccounts	(91,827)	(823,734)	(36,999)	(409,502)	(924,682)	(29,215,450)	(16,575,584)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	(7,044)	-

Increase (decrease) in net assets resulting from Contract transactions	(91,827)	(823,734)	(36,999)	(409,502)	(924,682)	(29,105,769)	(16,748,354)

Total increase (decrease) in net assets	(61,650)	(722,716)	43,857	(327,791)	(695,053)	(17,018,500)	(10,745,832)

NET ASSETS:
Beginning of period	237,147	1,067,007	505,967	766,788	2,213,031	132,410,903	64,814,483

End of period	$175,497	$344,291	$549,824	$438,997	$1,517,978	$115,392,403	$54,068,651

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$176,351	$200,314	$382,245	$118,601	$32,470	$(236,847)	$(70,120)
Net realized gain (loss) on investments	(116,647)	24,657	(221,964)	(149,192)	(34,887)	9,563,330	1,544,048
Change in net unrealized appreciation (depreciation) on investments	1,495,326	1,170,831	1,395,807	380,192	405,598	9,519,569	967,956

Net increase (decrease) in net assets resulting from operations	1,555,030	1,395,802	1,556,088	349,601	403,181	18,846,052	2,441,884

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,204	708	5,512	206,655	82,938
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	(20,068)	-	(13,765)	(266,296)	(70,177)
Net transfers (to) from the Company and/or Subaccounts	(2,263,195)	(3,448,138)	(4,059,803)	(1,730,200)	(1,644,079)	(19,668,194)	(6,352,486)
Adjustments to net assets allocated to contracts in payout period	(7,213)	-	-	-	-	(64,203)	(9,993)

Increase (decrease) in net assets resulting from Contract transactions	(2,270,408)	(3,448,138)	(4,078,667)	(1,729,492)	(1,652,332)	(19,792,038)	(6,349,718)

Total increase (decrease) in net assets	(715,378)	(2,052,336)	(2,522,579)	(1,379,891)	(1,249,151)	(945,986)	(3,907,834)

NET ASSETS:
Beginning of period	13,735,833	18,774,967	19,991,494	6,207,375	4,469,434	85,277,740	20,215,159

End of period	$13,020,455	$16,722,631	$17,468,915	$4,827,484	$3,220,283	$84,331,754	$16,307,325

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(52,696)	$2,481,266	$135,277	$(11,849)	$(24,969)	$(111,407)	$32,789
Net realized gain (loss) on investments	(168,881)	(2,985,212)	(89,754)	(76,940)	156,577	1,031,148	(156,147)
Change in net unrealized appreciation (depreciation) on investments	2,596,873	26,007,982	332,089	259,803	294,227	1,071,998	207,705

Net increase (decrease) in net assets resulting from operations	2,375,296	25,504,036	377,612	171,014	425,835	1,991,739	84,347

CONTRACT TRANSACTIONS:
Contract owners' net payments	102,859	127,789	14,000	-	1,200	47,589	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(54,324)	-	(47,196)	-	-	(53,712)	-
Net transfers (to) from the Company and/or Subaccounts	(6,760,552)	(49,736,538)	1,398,750	1,790,453	(740,310)	(3,917,900)	(748,230)
Adjustments to net assets allocated to contracts in payout period	(5,684)	-	(6,839)	-	-	-	(7,036)

Increase (decrease) in net assets resulting from Contract transactions	(6,717,701)	(49,608,749)	1,358,715	1,790,453	(739,110)	(3,924,023)	(755,266)

Total increase (decrease) in net assets	(4,342,405)	(24,104,713)	1,736,327	1,961,467	(313,275)	(1,932,284)	(670,919)

NET ASSETS:
Beginning of period	21,321,881	247,533,375	6,643,452	1,092,933	3,287,099	12,610,117	2,466,605

End of period	$16,979,476	$223,428,662	$8,379,779	$3,054,400	$2,973,824	$10,677,833	$1,795,686

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

70

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,031	$11,589	$291,879	$(10,791)	$20,627	$(3,756)	$(40,795)
Net realized gain (loss) on investments	(29,574)	13,868	2,256,561	77,930	(92)	47,834	262,099
Change in net unrealized appreciation (depreciation) on investments	73,126	98,770	4,230,072	284,918	92	69,733	738,339

Net increase (decrease) in net assets resulting from operations	72,583	124,227	6,778,512	352,057	20,627	113,811	959,643

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,136	450	271,691	3,575	-	-	1,500
Contract maintenance charges	-	(268)	-	(350)	(228)	(87)	(493)
Contract owners' benefits	-	(6,000)	-	(9,399)	(291,619)	-	(99,501)
Net transfers (to) from the Company and/or Subaccounts	(102,495)	(27,834)	(8,065,987)	(54,859)	373,097	(134,444)	(116,610)
Adjustments to net assets allocated to contracts in payout period	-	-	(7,327)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(99,359)	(33,652)	(7,801,623)	(61,033)	81,250	(134,531)	(215,104)

Total increase (decrease) in net assets	(26,776)	90,575	(1,023,111)	291,024	101,877	(20,720)	744,539

NET ASSETS:
Beginning of period	697,903	1,107,719	36,458,395	1,143,818	563,870	289,903	2,882,638

End of period	$671,127	$1,198,294	$35,435,284	$1,434,842	$665,747	$269,183	$3,627,177

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

71

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,647	$462	$(21,203)	$1,411	$(376)	$10,358	$291,043
Net realized gain (loss) on investments	(4,918)	195,834	79,061	(15,806)	6,590	(99,541)	5,295
Change in net unrealized appreciation (depreciation) on investments	10,820	131,118	585,335	21,747	8,821	194,076	183,491

Net increase (decrease) in net assets resulting from operations	10,549	327,414	643,193	7,352	15,035	104,893	479,829

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	960	1,325	-	-	-
Contract maintenance charges	(26)	(198)	-	(74)	(29)	-	-
Contract owners' benefits	(24,314)	(67,323)	-	(689)	(3,643)	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,506)	(224,913)	(706,986)	(74,975)	(19,436)	(1,439,082)	(5,217,144)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(26,846)	(292,434)	(706,026)	(74,413)	(23,108)	(1,439,082)	(5,217,144)

Total increase (decrease) in net assets	(16,297)	34,980	(62,833)	(67,061)	(8,073)	(1,334,189)	(4,737,315)

NET ASSETS:
Beginning of period	134,658	1,497,962	2,775,225	200,856	87,197	2,351,461	10,388,280

End of period	$118,361	$1,532,942	$2,712,392	$133,795	$79,124	$1,017,272	$5,650,965

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

72

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$950	$29,668	$(282)	$(12,705)	$(11,734)	$(803)	$14,247
Net realized gain (loss) on investments	17,512	(5,017)	2	(36,996)	(218,910)	3,662	(33,501)
Change in net unrealized appreciation (depreciation) on investments	6,676	25,208	9,779	537,147	438,219	34,566	66,620

Net increase (decrease) in net assets resulting from operations	25,138	49,859	9,499	487,446	207,575	37,425	47,366

CONTRACT TRANSACTIONS:
Contract owners' net payments	875	-	875	-	-	-	1,200
Contract maintenance charges	(42)	-	(7)	-	-	-	-
Contract owners' benefits	-	(2,912)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,754)	(639,212)	(681)	(704,104)	(759,302)	(1,055)	(520,885)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,921)	(642,124)	187	(704,104)	(759,302)	(1,055)	(519,685)

Total increase (decrease) in net assets	22,217	(592,265)	9,686	(216,658)	(551,727)	36,370	(472,319)

NET ASSETS:
Beginning of period	228,833	1,235,154	42,692	2,526,934	1,435,016	170,385	1,432,977

End of period	$251,050	$642,889	$52,378	$2,310,276	$883,289	$206,755	$960,658

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

73

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,824)	$1,165	$9,538	$(8,235)	$(1,891)	$53,378	$114
Net realized gain (loss) on investments	(96,148)	(79,565)	491,692	(9,277)	(21,753)	(82,344)	556
Change in net unrealized appreciation (depreciation) on investments	278,727	143,327	18,174	399,861	47,460	111,639	5,582

Net increase (decrease) in net assets resulting from operations	171,755	64,927	519,404	382,349	23,816	82,673	6,252

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	9,731	-	32,229	-	-	875
Contract maintenance charges	-	-	-	-	-	(13)	(16)
Contract owners' benefits	-	-	(37,476)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(447,264)	(339,197)	(1,934,522)	(1,314,020)	(136,608)	(446,828)	13,417
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(447,264)	(329,466)	(1,971,998)	(1,281,791)	(136,608)	(446,841)	14,276

Total increase (decrease) in net assets	(275,509)	(264,539)	(1,452,594)	(899,442)	(112,792)	(364,168)	20,528

NET ASSETS:
Beginning of period	1,226,786	1,089,802	6,002,163	3,191,289	239,340	2,356,060	67,245

End of period	$951,277	$825,263	$4,549,569	$2,291,847	$126,548	$1,991,892	$87,773

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

74

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$342	$193,528	$(54,218)	$856	$(695)	$(1,444)	$(3,109)
Net realized gain (loss) on investments	172	3,099,907	420,522	3,787	(7,147)	(61,478)	(4,234)
Change in net unrealized appreciation (depreciation) on investments	2,611	239,475	880,439	9,791	13,533	80,333	33,769

Net increase (decrease) in net assets resulting from operations	3,125	3,532,910	1,246,743	14,434	5,691	17,411	26,426

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	21,680	1,344	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,773)	(17,927,364)	(2,838,674)	(2,864)	(249,828)	(728,513)	(175,865)
Adjustments to net assets allocated to contracts in payout period	(850)	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(2,623)	(17,905,684)	(2,837,330)	(2,864)	(249,828)	(728,513)	(175,865)

Total increase (decrease) in net assets	502	(14,372,774)	(1,590,587)	11,570	(244,137)	(711,102)	(149,439)

NET ASSETS:
Beginning of period	30,951	33,259,914	8,633,649	135,897	244,137	711,102	365,185

End of period	$31,453	$18,887,140	$7,043,062	$147,467	$-	$-	$215,746

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

75

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,561	$(67)	$4,639	$(2,317)	$32	$(106,444)	$(13,570)
Net realized gain (loss) on investments	(9,790)	(15,633)	121,919	(156,758)	6,237	363,188	81,747
Change in net unrealized appreciation (depreciation) on investments	97,258	50,533	622,066	513,943	28,252	4,595,669	258,744

Net increase (decrease) in net assets resulting from operations	104,029	34,833	748,624	354,868	34,521	4,852,413	326,921

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	71,029	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(322,785)	(39,638)	(921,684)	(489,114)	53,035	(4,660,980)	(588,719)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(322,785)	(39,638)	(921,684)	(489,114)	53,035	(4,589,951)	(588,719)

Total increase (decrease) in net assets	(218,756)	(4,805)	(173,060)	(134,246)	87,556	262,462	(261,798)

NET ASSETS:
Beginning of period	1,170,422	354,540	2,919,482	2,356,503	249,732	10,687,369	1,598,269

End of period	$951,666	$349,735	$2,746,422	$2,222,257	$337,288	$10,949,831	$1,336,471

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

76

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$412,065	$12,579	$107,478	$35,242	$211,435	$225,446
Net realized gain (loss) on investments	(35)	(313,524)	(152,239)	(78,071)	(141,878)	(88,581)	(494,649)
Change in net unrealized appreciation (depreciation) on investments	1,063	(353,783)	215,111	127,731	154,702	158,750	668,897

Net increase (decrease) in net assets resulting from operations	1,043	(255,242)	75,451	157,138	48,066	281,604	399,694

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	10,764
Contract maintenance charges	(15)	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(38,822)
Net transfers (to) from the Company and/or Subaccounts	(1,250)	968,101	(938,830)	464,167	(671,161)	(2,325,330)	(1,230,479)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(6,830)	(7,255)	-	(7,064)

Increase (decrease) in net assets resulting from Contract transactions	(1,265)	968,101	(938,830)	457,337	(678,416)	(2,325,330)	(1,265,601)

Total increase (decrease) in net assets	(222)	712,859	(863,379)	614,475	(630,350)	(2,043,726)	(865,907)

NET ASSETS:
Beginning of period	44,952	2,417,756	1,920,224	3,558,277	2,055,577	6,447,609	9,070,066

End of period	$44,730	$3,130,615	$1,056,845	$4,172,752	$1,425,227	$4,403,883	$8,204,159

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

77

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,440)	$(3,875)	$13,572	$117,528	$(4,324)	$(83)	$4,147
Net realized gain (loss) on investments	58,193	(166,230)	(63,257)	(201,269)	(61,376)	(13,042)	4,670
Change in net unrealized appreciation (depreciation) on investments	291,507	321,779	299,508	165,308	136,617	21,305	27,038

Net increase (decrease) in net assets resulting from operations	344,260	151,674	249,823	81,567	70,917	8,180	35,855

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	288	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(37,446)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(358,762)	(402,048)	(1,353,334)	(364,232)	(332,909)	(72,633)	(74,472)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(358,762)	(402,048)	(1,353,334)	(401,390)	(332,909)	(72,633)	(74,472)

Total increase (decrease) in net assets	(14,502)	(250,374)	(1,103,511)	(319,823)	(261,992)	(64,453)	(38,617)

NET ASSETS:
Beginning of period	1,394,943	1,005,279	2,311,043	2,578,438	577,003	99,535	233,471

End of period	$1,380,441	$754,905	$1,207,532	$2,258,615	$315,011	$35,082	$194,854

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

78

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62,679)	$12,457	$20,561	$22,033	$(650)	$(3,909)	$(5,800)
Net realized gain (loss) on investments	235,687	136,349	(21,187)	(50,418)	13,745	(5,918)	(18,221)
Change in net unrealized appreciation (depreciation) on investments	2,241,813	(14,801)	4,596	32,304	120,551	81,787	162,884

Net increase (decrease) in net assets resulting from operations	2,414,821	134,005	3,970	3,919	133,646	71,960	138,863

CONTRACT TRANSACTIONS:
Contract owners' net payments	65,980	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(90,964)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(871,097)	(482,934)	(41,067)	(366,819)	(102,959)	(158,111)	(505,490)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(896,081)	(482,934)	(41,067)	(366,819)	(102,959)	(158,111)	(505,490)

Total increase (decrease) in net assets	1,518,740	(348,929)	(37,097)	(362,900)	30,687	(86,151)	(366,627)

NET ASSETS:
Beginning of period	6,003,430	1,248,595	143,198	362,900	536,128	412,563	1,033,185

End of period	$7,522,170	$899,666	$106,101	$-	$566,815	$326,412	$666,558

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

79

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund	VanEck VIP Global Resources Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(281,571)	$(110,068)	$1,558	$20,800	$2,933
Net realized gain (loss) on investments	1,338,480	1,071,053	(2,962)	69,816	(17,500)
Change in net unrealized appreciation (depreciation) on investments	11,566,548	(910,387)	4,063	(144,705)	3,020

Net increase (decrease) in net assets resulting from operations	12,623,457	50,598	2,659	(54,089)	(11,547)

CONTRACT TRANSACTIONS:
Contract owners' net payments	112,529	39,089	-	-	-
Contract maintenance charges	-	-	(7)	-	(4)
Contract owners' benefits	(93,640)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(9,937,079)	(4,359,350)	45,694	(321,516)	(77,363)
Adjustments to net assets allocated to contracts in payout period	(1,679)	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(9,919,869)	(4,320,261)	45,687	(321,516)	(77,367)

Total increase (decrease) in net assets	2,703,588	(4,269,663)	48,346	(375,605)	(88,914)

NET ASSETS:
Beginning of period	29,644,866	13,303,131	30,216	1,467,561	293,748

End of period	$32,348,454	$9,033,468	$78,562	$1,091,956	$204,834

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

80

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Alger Weatherbie Specialized Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(20,962)	$(20,103)	$(21,058)	$(3,656)	$(343)	$52,846	$173,790
Net realized gain (loss) on investments	203,231	68,640	33,315	35,694	442	54,066	70,376
Change in net unrealized appreciation (depreciation) on investments	(961,172)	(844,414)	(805,927)	(244,011)	(15,726)	72,339	(1,042,591)

Net increase (decrease) in net assets resulting from operations	(778,903)	(795,877)	(793,670)	(211,972)	(15,627)	179,251	(798,426)

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,275	9,100	-	875	-	2,000	3,840
Contract maintenance charges	(266)	(400)	(260)	(123)	-	-	-
Contract owners' benefits	(313,038)	-	(9,175)	-	-	(22,111)	(7,206)
Net transfers (to) from the Company and/or Subaccounts	(130,073)	(109,552)	(106,993)	(53,183)	15	196,016	(597,536)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(440,102)	(100,852)	(116,428)	(52,431)	15	175,905	(600,902)

Total increase (decrease) in net assets	(1,219,005)	(896,730)	(910,098)	(264,403)	(15,612)	355,156	(1,399,328)

NET ASSETS:
Beginning of period	2,375,552	2,050,618	2,194,152	570,506	40,637	1,181,036	2,791,374

End of period	$1,156,547	$1,153,888	$1,284,054	$306,103	$25,025	$1,536,192	$1,392,046

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

81

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class II	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$72,643	$92,435	$105,226	$75,554	$(117,869)	$(970)	$21,949
Net realized gain (loss) on investments	(22,257)	1,278,858	1,285,359	1,561,733	1,817,890	890,817	435,968
Change in net unrealized appreciation (depreciation) on investments	(318,095)	(1,596,819)	(1,506,802)	(3,195,829)	(6,348,564)	(2,516,481)	(1,766,034)

Net increase (decrease) in net assets resulting from operations	(267,709)	(225,526)	(116,218)	(1,558,541)	(4,648,543)	(1,626,634)	(1,308,118)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,208	79,655	694	10,850	59,500	7,084
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(1,641)	(35,578)	(111,030)	(62,690)	-	(52,859)	(29,223)
Net transfers (to) from the Company and/or Subaccounts	(188,943)	(1,096,039)	(618,855)	(683,780)	(1,020,776)	(850,076)	(647,285)
Adjustments to net assets allocated to contracts in payout period	-	-	-	2,506	-	-	2,508

Increase (decrease) in net assets resulting from Contract transactions	(190,584)	(1,128,409)	(650,230)	(743,270)	(1,009,926)	(843,435)	(666,916)

Total increase (decrease) in net assets	(458,293)	(1,353,935)	(766,448)	(2,301,812)	(5,658,469)	(2,470,069)	(1,975,033)

NET ASSETS:
Beginning of period	1,906,260	9,431,114	12,903,056	8,776,160	15,364,853	9,445,486	6,004,949

End of period	$1,447,967	$8,077,179	$12,136,608	$6,474,348	$9,706,384	$6,975,417	$4,029,916

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

82

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,880	$106,105	$(1,158)	$(95,913)	$412,184	$(1,994)	$(3,579)
Net realized gain (loss) on investments	432,229	1,139,053	(16,276)	(388,456)	(245,693)	73,308	31,534
Change in net unrealized appreciation (depreciation) on investments	(1,731,027)	(1,727,338)	(4,114)	(1,402,608)	(1,493,604)	(449,230)	(146,350)

Net increase (decrease) in net assets resulting from operations	(1,288,919)	(482,180)	(21,547)	(1,886,976)	(1,327,113)	(377,916)	(118,395)

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,893	83,500	-	180	102,135	-	-
Contract maintenance charges	-	-	-	-	-	-	(60)
Contract owners' benefits	(34,226)	(4,099)	-	(33,090)	(35,569)	-	-
Net transfers (to) from the Company and/or Subaccounts	(357,738)	5,103,660	5,774	(2,589,615)	(1,936,867)	(129,453)	(2,797)
Adjustments to net assets allocated to contracts in payout period	2,451	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(385,620)	5,183,061	5,774	(2,622,525)	(1,870,301)	(129,453)	(2,857)

Total increase (decrease) in net assets	(1,674,539)	4,700,881	(15,774)	(4,509,502)	(3,197,415)	(507,369)	(121,252)

NET ASSETS:
Beginning of period	5,675,828	4,843,211	29,976	11,557,691	11,874,640	863,038	494,955

End of period	$4,001,289	$9,544,092	$14,202	$7,048,189	$8,677,226	$355,669	$373,703

Note: Totals may not appear to foot/crossfoot due to rounding.

      (Continued)

See accompanying notes to financial statements.

83

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Service Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Select Small Cap Value Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,247)	$(2,679)	$(2,033)	$(61,812)	$(8,888)	$(61,362)	$(4,597)
Net realized gain (loss) on investments	82,722	192,380	78,278	573,585	92,073	12,183	15,916
Change in net unrealized appreciation (depreciation) on investments	(152,366)	(339,186)	(138,073)	(3,082,837)	(461,590)	(2,364,168)	(73,262)

Net increase (decrease) in net assets resulting from operations	(71,891)	(149,485)	(61,829)	(2,571,063)	(378,405)	(2,413,347)	(61,943)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	101,626	-	60,860	105
Contract maintenance charges	(35)	-	(159)	-	-	-	(62)
Contract owners' benefits	(2,357)	-	(24,353)	(23,661)	(7,902)	(17,238)	-
Net transfers (to) from the Company and/or Subaccounts	(58,859)	(17,161)	(37,522)	(1,084,822)	(62,990)	(1,029,090)	(22,308)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(61,251)	(17,161)	(62,033)	(1,006,857)	(70,891)	(985,467)	(22,265)

Total increase (decrease) in net assets	(133,142)	(166,647)	(123,862)	(3,577,920)	(449,296)	(3,398,814)	(84,208)

NET ASSETS:
Beginning of period	381,312	791,923	412,379	8,280,160	1,473,339	8,272,671	381,249

End of period	$248,170	$625,276	$288,517	$4,702,240	$1,024,043	$4,873,857	$297,041

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Continued)

See accompanying notes to financial statements.

84

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Delaware Ivy VIP Energy, Class II	Delaware VIP Emerging Markets, Service Class	Delaware VIP International Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(94,177)	$(2,565)	$47	$63,669	$59,949	$87,995	$389
Net realized gain (loss) on investments	1,685,560	50,995	8,460	67,566	514,361	55,452	23,214
Change in net unrealized appreciation (depreciation) on investments	(4,495,862)	(128,286)	(10,723)	(574,431)	289,662	(1,245,379)	(110,314)

Net increase (decrease) in net assets resulting from operations	(2,904,480)	(79,856)	(2,215)	(443,196)	863,973	(1,101,932)	(86,711)

CONTRACT TRANSACTIONS:
Contract owners' net payments	875	-	-	800	37,000	990	-
Contract maintenance charges	(1,000)	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(9,949)	(27,797)	(33,548)	(7,707)
Net transfers (to) from the Company and/or Subaccounts	(411,056)	(8,073)	-	(459,530)	362,228	(868,266)	(34,060)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(411,181)	(8,073)	-	(468,678)	371,431	(900,824)	(41,768)

Total increase (decrease) in net assets	(3,315,661)	(87,929)	(2,215)	(911,874)	1,235,404	(2,002,756)	(128,479)

NET ASSETS:
Beginning of period	9,028,413	248,227	24,006	3,757,363	1,620,365	4,354,836	476,127

End of period	$5,712,752	$160,298	$21,791	$2,845,489	$2,855,769	$2,352,080	$347,648

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

85

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP Small Cap Value Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,750)	$8,441	$662	$2,709	$14,769	$36,284	$(583)
Net realized gain (loss) on investments	318,030	18,565	(515)	4,363	824	13,978	(1,266)
Change in net unrealized appreciation (depreciation) on investments	(837,463)	(134,854)	(5,420)	(44,077)	(227,968)	(114,920)	(515)

Net increase (decrease) in net assets resulting from operations	(536,183)	(107,848)	(5,273)	(37,005)	(212,375)	(64,659)	(2,363)

CONTRACT TRANSACTIONS:
Contract owners' net payments	110	-	-	-	-	320	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(928,458)	(112)	(5,292)	3	(71,687)	(64,804)	(58,453)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(928,347)	(112)	(5,292)	3	(71,687)	(64,484)	(58,453)

Total increase (decrease) in net assets	(1,464,531)	(107,960)	(10,564)	(37,003)	(284,062)	(129,143)	(60,816)

NET ASSETS:
Beginning of period	4,355,798	762,009	77,444	323,329	1,155,503	1,364,864	93,719

End of period	$2,891,267	$654,049	$66,880	$286,326	$871,441	$1,235,721	$32,903

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

86

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	DWS CROCI U.S. VIP, Class B	DWS Global Small Cap VIP, Class B	DWS Small Mid Cap Value VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,495	$926	$(10,562)	$490	$(40)	$562	$401,298
Net realized gain (loss) on investments	118,479	215,037	373,033	(840)	4,715	3,896	(215,554)
Change in net unrealized appreciation (depreciation) on investments	(406,121)	(356,358)	(1,254,980)	(9,568)	(12,809)	(54,689)	(574,769)

Net increase (decrease) in net assets resulting from operations	(241,147)	(140,395)	(892,508)	(9,918)	(8,133)	(50,232)	(389,024)

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,961	260	-	-	-	-	1,425
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(867)	-	(77,115)
Net transfers (to) from the Company and/or Subaccounts	(353,539)	(53,746)	(71,558)	(7,345)	(609)	3	317,302
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	4,743

Increase (decrease) in net assets resulting from Contract transactions	(350,578)	(53,486)	(71,558)	(7,345)	(1,476)	3	246,355

Total increase (decrease) in net assets	(591,725)	(193,880)	(964,066)	(17,263)	(9,610)	(50,229)	(142,669)

NET ASSETS:
Beginning of period	4,154,883	2,520,737	2,888,165	60,448	33,776	307,176	9,088,895

End of period	$3,563,158	$2,326,857	$1,924,099	$43,185	$24,166	$256,947	$8,946,226

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

87

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,293	$57,652	$75,471	$1,643	$74,670	$33,326	$3,749
Net realized gain (loss) on investments	663,899	296,319	(432,444)	291,813	100,616	(151,810)	(10,567)
Change in net unrealized appreciation (depreciation) on investments	(2,111,281)	(603,166)	(2,498,035)	(1,274,818)	(1,647,712)	(1,254,973)	(237,441)

Net increase (decrease) in net assets resulting from operations	(1,404,088)	(249,195)	(2,855,009)	(981,363)	(1,472,426)	(1,373,457)	(244,259)

CONTRACT TRANSACTIONS:
Contract owners' net payments	480	960	106,462	162,530	114,087	49,178	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	(12,936)	(9,959)	-	(168,798)	(75,590)	-
Net transfers (to) from the Company and/or Subaccounts	(650,395)	(346,781)	(2,587,449)	(1,094,949)	(4,805,185)	(1,251,370)	70,699
Adjustments to net assets allocated to contracts in payout period	-	-	9,936	-	-	19	-

Increase (decrease) in net assets resulting from Contract transactions	(649,915)	(358,757)	(2,481,011)	(932,419)	(4,859,896)	(1,277,763)	70,699

Total increase (decrease) in net assets	(2,054,003)	(607,952)	(5,336,019)	(1,913,782)	(6,332,322)	(2,651,220)	(173,560)

NET ASSETS:
Beginning of period	8,772,149	1,909,800	20,202,343	8,766,466	14,827,210	9,635,639	962,345

End of period	$6,718,146	$1,301,848	$14,866,324	$6,852,684	$8,494,888	$6,984,419	$788,785

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

88

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,258)	$248,629	$31,515	$26,321	$(23,249)	$114,451	$15,849
Net realized gain (loss) on investments	(110,602)	6,151	(21,160)	15,343	(16,535)	(127,196)	(1,455)
Change in net unrealized appreciation (depreciation) on investments	(534,239)	(6,150)	(242,323)	(110,808)	(902,565)	(2,636,609)	(833,223)

Net increase (decrease) in net assets resulting from operations	(651,099)	248,629	(231,968)	(69,144)	(942,348)	(2,649,354)	(818,829)

CONTRACT TRANSACTIONS:
Contract owners' net payments	75,477	176,603	1,500	-	1,600	30,857	380
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(58,215)	(5,126,908)	-	(8,418)	(8,804)	(53,577)	(11,867)
Net transfers (to) from the Company and/or Subaccounts	(467,007)	17,370,799	(257,749)	(14,378)	(402,501)	(2,075,333)	(487,897)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	13,032	-

Increase (decrease) in net assets resulting from Contract transactions	(449,745)	12,420,494	(256,249)	(22,796)	(409,705)	(2,085,022)	(499,384)

Total increase (decrease) in net assets	(1,100,844)	12,669,124	(488,218)	(91,939)	(1,352,053)	(4,734,375)	(1,318,212)

NET ASSETS:
Beginning of period	4,333,329	40,446,116	1,873,079	712,529	3,058,950	16,726,345	5,241,995

End of period	$3,232,485	$53,115,240	$1,384,861	$620,590	$1,706,897	$11,991,970	$3,923,783

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

89

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(36,471)	$(51,785)	$10,096	$21,263	$34,285	$21,356
Net realized gain (loss) on investments	372,874	291,711	51,369	68,302	231,269	126,930
Change in net unrealized appreciation (depreciation) on investments	(2,189,552)	(554,791)	(254,028)	(631,208)	(1,084,195)	(599,828)

Net increase (decrease) in net assets resulting from operations	(1,853,150)	(314,866)	(192,564)	(541,643)	(818,641)	(451,541)

CONTRACT TRANSACTIONS:
Contract owners' net payments	960	3,181	-	-	2,400	385
Contract maintenance charges	-	-	-	-	-	-
Contract owners' benefits	(18,387)	(47,713)	-	-	(114,434)	(110,584)
Net transfers (to) from the Company and/or Subaccounts	(385,109)	187,901	(405,446)	(912,957)	(503,877)	(158,851)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(402,536)	143,369	(405,446)	(912,957)	(615,912)	(269,050)

Total increase (decrease) in net assets	(2,255,685)	(171,497)	(598,010)	(1,454,600)	(1,434,552)	(720,591)

NET ASSETS:
Beginning of period	7,873,677	6,042,218	1,644,868	3,900,309	5,890,130	2,969,908

End of period	$5,617,992	$5,870,721	$1,046,858	$2,445,709	$4,455,578	$2,249,317

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

90

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,931	$1,865	$6,777	$4,486	$(2,428)	$(13,445)	$854,717
Net realized gain (loss) on investments	85,107	16,922	77,440	30,872	54,858	(3,762)	5,505,591
Change in net unrealized appreciation (depreciation) on investments	(489,454)	(71,626)	(304,918)	(165,250)	(234,048)	(355,505)	(27,874,207)

Net increase (decrease) in net assets resulting from operations	(386,417)	(52,839)	(220,701)	(129,892)	(181,619)	(372,712)	(21,513,899)

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,400	-	150	-	-	300	154,294
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(431,985)
Net transfers (to) from the Company and/or Subaccounts	(278,032)	(16,823)	23,559	(95,970)	(107,160)	(299,524)	(10,721,198)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(272,632)	(16,823)	23,709	(95,970)	(107,160)	(299,224)	(10,998,889)

Total increase (decrease) in net assets	(659,049)	(69,661)	(196,991)	(225,863)	(288,779)	(671,937)	(32,512,789)

NET ASSETS:
Beginning of period	2,469,902	306,808	1,263,998	731,830	1,055,567	2,884,968	164,923,692

End of period	$1,810,853	$237,147	$1,067,007	$505,967	$766,788	$2,213,031	$132,410,903

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

91

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$776,717	$96,826	$11,504	$155,466	$93,319	$42,093	$(396,550)
Net realized gain (loss) on investments	3,240,916	655,505	838,433	784,808	(44,076)	388,434	5,063,793
Change in net unrealized appreciation (depreciation) on investments	(15,055,337)	(3,276,453)	(3,572,400)	(3,968,420)	(1,039,459)	(2,367,310)	(28,060,979)

Net increase (decrease) in net assets resulting from operations	(11,037,703)	(2,524,122)	(2,722,463)	(3,028,146)	(990,215)	(1,936,784)	(23,393,736)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	1,500	132,500	750	4,269	839	161,824
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(232,851)	(101,867)	-	(252,830)	-	(57,114)	(401,918)
Net transfers (to) from the Company and/or Subaccounts	(13,221,095)	(2,295,206)	(1,411,636)	(2,382,800)	(1,286,214)	(1,469,706)	(17,476,900)
Adjustments to net assets allocated to contracts in payout period	-	(17,529)	-	-	-	-	106,342

Increase (decrease) in net assets resulting from Contract transactions	(13,453,946)	(2,413,101)	(1,279,136)	(2,634,880)	(1,281,944)	(1,525,981)	(17,610,652)

Total increase (decrease) in net assets	(24,491,650)	(4,937,224)	(4,001,599)	(5,663,026)	(2,272,160)	(3,462,765)	(41,004,388)

NET ASSETS:
Beginning of period	89,306,133	18,673,057	22,776,566	25,654,520	8,479,535	7,932,199	126,282,128

End of period	$64,814,483	$13,735,833	$18,774,967	$19,991,494	$6,207,375	$4,469,434	$85,277,740

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

92

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(102,034)	$(89,984)	$1,282,143	$46,569	$(8,120)	$(28,299)	$(139,938)
Net realized gain (loss) on investments	1,409,043	1,410,279	10,546,704	(102,116)	(53,215)	76,490	839,809
Change in net unrealized appreciation (depreciation) on investments	(5,267,435)	(6,538,995)	(62,738,609)	(313,420)	(412,706)	(501,528)	(5,333,524)

Net increase (decrease) in net assets resulting from operations	(3,960,425)	(5,218,701)	(50,909,762)	(368,967)	(474,041)	(453,337)	(4,633,653)

CONTRACT TRANSACTIONS:
Contract owners' net payments	18,094	41,513	713,176	75,477	750	1,450	43,871
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(38,219)	(42,273)	(555,296)	(227,872)	(27,326)	(11,032)	(98,893)
Net transfers (to) from the Company and/or Subaccounts	(4,385,975)	(5,751,769)	(35,231,621)	(251,921)	(237,283)	(577,089)	(2,857,270)
Adjustments to net assets allocated to contracts in payout period	14,400	10,829	-	4,721	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(4,391,701)	(5,741,700)	(35,073,742)	(399,595)	(263,859)	(586,671)	(2,912,292)

Total increase (decrease) in net assets	(8,352,126)	(10,960,401)	(85,983,504)	(768,562)	(737,900)	(1,040,008)	(7,545,945)

NET ASSETS:
Beginning of period	28,567,285	32,282,282	333,516,879	7,412,014	1,830,833	4,327,107	20,156,062

End of period	$20,215,159	$21,321,881	$247,533,375	$6,643,452	$1,092,933	$3,287,099	$12,610,117

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

93

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,036	$38,773	$8,047	$146,348	$(10,616)	$767	$(6,255)
Net realized gain (loss) on investments	(129,221)	(21,875)	100,133	3,368,733	94,652	(35)	110,191
Change in net unrealized appreciation (depreciation) on investments	(289,336)	(136,540)	(337,118)	(12,816,021)	(527,606)	35	(382,316)

Net increase (decrease) in net assets resulting from operations	(403,520)	(119,642)	(228,938)	(9,300,941)	(443,571)	767	(278,380)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,136	3,758	22,200	3,380	-	-
Contract maintenance charges	-	-	(299)	-	(387)	(283)	(33)
Contract owners' benefits	-	-	(15,835)	(72,873)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(83,298)	(225,602)	(145,179)	(5,661,512)	(64,649)	58,849	(226,438)
Adjustments to net assets allocated to contracts in payout period	4,753	-	-	6,513	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(78,545)	(222,466)	(157,555)	(5,705,672)	(61,656)	58,566	(226,470)

Total increase (decrease) in net assets	(482,065)	(342,107)	(386,492)	(15,006,612)	(505,226)	59,333	(504,850)

NET ASSETS:
Beginning of period	2,948,670	1,040,010	1,494,211	51,465,007	1,649,044	504,537	794,753

End of period	$2,466,605	$697,903	$1,107,719	$36,458,395	$1,143,818	$563,870	$289,903

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

94

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(24,480)	$5,183	$867	$(26,979)	$1,823	$(308)	$4,394
Net realized gain (loss) on investments	295,515	(1,428)	84,610	355,987	9,618	5,884	328,979
Change in net unrealized appreciation (depreciation) on investments	(1,274,623)	(24,086)	(462,682)	(1,562,815)	(45,623)	(37,921)	(776,210)

Net increase (decrease) in net assets resulting from operations	(1,003,588)	(20,331)	(377,205)	(1,233,807)	(34,182)	(32,345)	(442,838)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,400	-	-	114,980	1,033	-	14
Contract maintenance charges	(506)	(27)	(221)	-	(77)	(30)	-
Contract owners' benefits	-	-	(8,463)	-	(5,760)	-	-
Net transfers (to) from the Company and/or Subaccounts	(92,981)	(8,248)	(83,871)	(1,050,881)	(5,636)	(16,150)	(560,508)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(92,087)	(8,275)	(92,555)	(935,901)	(10,440)	(16,180)	(560,493)

Total increase (decrease) in net assets	(1,095,675)	(28,606)	(469,760)	(2,169,708)	(44,622)	(48,525)	(1,003,332)

NET ASSETS:
Beginning of period	3,978,313	163,264	1,967,722	4,944,933	245,478	135,722	3,354,793

End of period	$2,882,638	$134,658	$1,497,962	$2,775,225	$200,856	$87,197	$2,351,461

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

95

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$432,971	$(72)	$28,293	$(36)	$(250)	$(11,301)	$(19,240)
Net realized gain (loss) on investments	199,420	17,233	677	(289)	182	6,899	237,710
Change in net unrealized appreciation (depreciation) on investments	(1,444,942)	(36,711)	(139,013)	(994)	(11,762)	(729,783)	(855,133)

Net increase (decrease) in net assets resulting from operations	(812,551)	(19,550)	(110,044)	(1,318)	(11,829)	(734,185)	(636,663)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,000	875	-	-	875	61,472	-
Contract maintenance charges	-	(37)	-	-	(7)	-	-
Contract owners' benefits	(155,771)	-	(26,181)	(2,673)	(2,112)	-	(9,421)
Net transfers (to) from the Company and/or Subaccounts	1,245,074	(4,948)	(79,484)	(76)	(938)	(896,007)	(179,162)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1,090,303	(4,109)	(105,665)	(2,749)	(2,182)	(834,535)	(188,583)

Total increase (decrease) in net assets	277,752	(23,659)	(215,709)	(4,067)	(14,011)	(1,568,720)	(825,246)

NET ASSETS:
Beginning of period	10,110,528	252,492	1,450,863	4,067	56,703	4,095,654	2,260,262

End of period	$10,388,280	$228,833	$1,235,154	$(0)	$42,692	$2,526,934	$1,435,016

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

96

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Core Bond Fund, Series II	Invesco V.I. Core Equity Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,022	$(513)	$(1,191)	$5,617	$20,709	$18,777	$(31,837)
Net realized gain (loss) on investments	(203,364)	28,746	(5,342)	110,200	(39,705)	618,833	476,105
Change in net unrealized appreciation (depreciation) on investments	(22,153)	(74,826)	(85,077)	(458,888)	(422,982)	(1,082,163)	(1,202,697)

Net increase (decrease) in net assets resulting from operations	(186,495)	(46,593)	(91,610)	(343,071)	(441,978)	(444,554)	(758,428)

CONTRACT TRANSACTIONS:
Contract owners' net payments	400	-	800	-	900	89,569	16,494
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(12,648)	-	(4,438)
Net transfers (to) from the Company and/or Subaccounts	(1,654,158)	(1,499)	1,523,787	(188,785)	(215,762)	288,632	(747,803)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,653,758)	(1,499)	1,524,587	(188,785)	(227,510)	378,201	(735,747)

Total increase (decrease) in net assets	(1,840,253)	(48,092)	1,432,977	(531,856)	(669,488)	(66,353)	(1,494,176)

NET ASSETS:
Beginning of period	1,840,253	218,477	-	1,758,642	1,759,290	6,068,516	4,685,465

End of period	$-	$170,385	$1,432,977	$1,226,786	$1,089,802	$6,002,163	$3,191,289

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

97

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,518)	$23,477	$266	$285	$49,601	$(70,089)	$1,146
Net realized gain (loss) on investments	51,813	(17,252)	880	2,847	2,902,349	1,789,155	10,833
Change in net unrealized appreciation (depreciation) on investments	(125,188)	(474,784)	(8,944)	(17,246)	(11,182,663)	(3,718,188)	(23,596)

Net increase (decrease) in net assets resulting from operations	(75,894)	(468,559)	(7,799)	(14,114)	(8,230,713)	(1,999,122)	(11,618)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	150	875	-	101,158	57,970	-
Contract maintenance charges	-	(14)	(23)	-	-	-	-
Contract owners' benefits	-	(27,849)	-	-	(217,606)	(30,681)	-
Net transfers (to) from the Company and/or Subaccounts	(52,467)	(602,735)	(4,145)	(43,453)	(8,847,585)	(1,715,519)	(36,260)
Adjustments to net assets allocated to contracts in payout period	-	-	-	2,250	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(52,467)	(630,448)	(3,293)	(41,203)	(8,964,034)	(1,688,231)	(36,260)

Total increase (decrease) in net assets	(128,360)	(1,099,008)	(11,092)	(55,317)	(17,194,747)	(3,687,353)	(47,877)

NET ASSETS:
Beginning of period	367,700	3,455,068	78,337	86,268	50,454,661	12,321,002	183,774

End of period	$239,340	$2,356,060	$67,245	$30,951	$33,259,914	$8,633,649	$135,897

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

98

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Lord Abbett Series Fund Developing Growth Portfolio	LVIP Delaware US REIT Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$726	$23,086	$(5,080)	$20,522	$(3,866)	$(1,675)	$(5,229)
Net realized gain (loss) on investments	8,080	18,483	664	66,728	80,612	663,920	562,734
Change in net unrealized appreciation (depreciation) on investments	(81,608)	(160,234)	(243,406)	(600,252)	(188,623)	(1,300,187)	(1,118,767)

Net increase (decrease) in net assets resulting from operations	(72,803)	(118,666)	(247,823)	(513,003)	(111,877)	(637,942)	(561,261)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	1,900	200
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(40,444)	-	-	(7,293)	(9,966)	-	-
Net transfers (to) from the Company and/or Subaccounts	(89,957)	(18,423)	(76,608)	(572,849)	(94,236)	12,360	(47,899)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(130,402)	(18,423)	(76,608)	(580,142)	(104,202)	14,260	(47,699)

Total increase (decrease) in net assets	(203,204)	(137,089)	(324,430)	(1,093,145)	(216,078)	(623,682)	(608,960)

NET ASSETS:
Beginning of period	447,341	848,191	689,615	2,263,567	570,618	3,543,164	2,965,463

End of period	$244,137	$711,102	$365,185	$1,170,422	$354,540	$2,919,482	$2,356,503

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

99

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,183)	$(139,810)	$(15,997)	$(662)	$494,035	$11,399	$28,410
Net realized gain (loss) on investments	14,254	1,082,685	176,494	241	180,409	(367,318)	(79,407)
Change in net unrealized appreciation (depreciation) on investments	(56,218)	(8,344,594)	(554,623)	(17,699)	(693,539)	(70,964)	(249,561)

Net increase (decrease) in net assets resulting from operations	(43,148)	(7,401,719)	(394,126)	(18,119)	(19,094)	(426,882)	(300,558)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	38,337	1,413	-	1,750	-	75,477
Contract maintenance charges	-	-	-	(21)	-	-	-
Contract owners' benefits	-	(56,752)	(15,416)	-	(8,620)	(9,916)	(40,351)
Net transfers (to) from the Company and/or Subaccounts	20,433	(2,656,205)	(23,951)	(8,532)	766,168	1,432,759	(536,835)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	4,718

Increase (decrease) in net assets resulting from Contract transactions	20,433	(2,674,620)	(37,955)	(8,553)	759,298	1,422,843	(496,991)

Total increase (decrease) in net assets	(22,714)	(10,076,340)	(432,081)	(26,672)	740,204	995,961	(797,549)

NET ASSETS:
Beginning of period	272,446	20,763,708	2,030,350	71,624	1,677,552	924,263	4,355,826

End of period	$249,732	$10,687,369	$1,598,269	$44,952	$2,417,756	$1,920,224	$3,558,277

Note: Totals may not appear to foot/crossfoot due to rounding.

    (Continued)

See accompanying notes to financial statements.

100

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$141,531	$62,759	$172,757	$469	$7,671	$7,724	$136,139
Net realized gain (loss) on investments	(74,107)	(52,268)	(258,017)	279,510	392,449	251,227	(87,131)
Change in net unrealized appreciation (depreciation) on investments	(515,528)	(88,780)	(1,698,776)	(472,855)	(686,083)	(927,807)	(515,405)

Net increase (decrease) in net assets resulting from operations	(448,104)	(78,289)	(1,784,036)	(192,876)	(285,962)	(668,855)	(466,397)

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,594	1,176	840	-	150	-	75,765
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(14,543)	(25,383)	(52,299)	(19,882)	(9,312)	-	(10,247)
Net transfers (to) from the Company and/or Subaccounts	(3,257,380)	(1,184,364)	(1,653,114)	881,825	(201,780)	(1,214,759)	(282,191)
Adjustments to net assets allocated to contracts in payout period	4,860	-	4,753	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,262,469)	(1,208,572)	(1,699,820)	861,943	(210,942)	(1,214,759)	(216,673)

Total increase (decrease) in net assets	(3,710,573)	(1,286,860)	(3,483,856)	669,067	(496,904)	(1,883,614)	(683,069)

NET ASSETS:
Beginning of period	5,766,150	7,734,469	12,553,922	725,876	1,502,183	4,194,657	3,261,507

End of period	$2,055,577	$6,447,609	$9,070,066	$1,394,943	$1,005,279	$2,311,043	$2,578,438

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

101

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT International Growth, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,674	$(774)	$3,046	$(71,019)	$5,308	$21,117	$2,562
Net realized gain (loss) on investments	7,377	11,975	(6,715)	1,358,178	114,222	(26,931)	(27,577)
Change in net unrealized appreciation (depreciation) on investments	(171,283)	(50,526)	(24,160)	(4,479,796)	(173,153)	(18,147)	17,959

Net increase (decrease) in net assets resulting from operations	(160,233)	(39,325)	(27,829)	(3,192,636)	(53,623)	(23,961)	(7,056)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	-	7,341	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(36,646)	-	(16,403)	-
Net transfers (to) from the Company and/or Subaccounts	(310,036)	(1,260)	(119,497)	(1,444,714)	(25,618)	(85,232)	(258,864)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(308,836)	(1,260)	(119,497)	(1,474,019)	(25,618)	(101,636)	(258,864)

Total increase (decrease) in net assets	(469,069)	(40,585)	(147,326)	(4,666,655)	(79,241)	(125,597)	(265,920)

NET ASSETS:
Beginning of period	1,046,072	140,120	380,797	10,670,085	1,327,836	268,795	628,820

End of period	$577,003	$99,535	$233,471	$6,003,430	$1,248,595	$143,198	$362,900

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

102

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,688)	$(4,828)	$(8,611)	$(369,767)	$(144,608)	$(377)	$12,172
Net realized gain (loss) on investments	50,535	91,031	131,303	2,302,634	643,032	3,981	85,413
Change in net unrealized appreciation (depreciation) on investments	(180,258)	(261,530)	(332,729)	(24,122,375)	(2,844,703)	(15,316)	(60,634)

Net increase (decrease) in net assets resulting from operations	(132,410)	(175,327)	(210,038)	(22,189,509)	(2,346,279)	(11,712)	36,951

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	106,700	34,196	-	500
Contract maintenance charges	-	-	-	-	-	(11)	-
Contract owners' benefits	-	(15,717)	-	(251,590)	(81,023)	-	(7,109)
Net transfers (to) from the Company and/or Subaccounts	(81,884)	(10,280)	(602,976)	(7,338,918)	(1,425,658)	(3,623)	426,149
Adjustments to net assets allocated to contracts in payout period	-	-	-	4,536	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(81,884)	(25,997)	(602,976)	(7,479,272)	(1,472,485)	(3,634)	419,540

Total increase (decrease) in net assets	(214,295)	(201,324)	(813,014)	(29,668,781)	(3,818,763)	(15,346)	456,491

NET ASSETS:
Beginning of period	750,423	613,887	1,846,199	59,313,647	17,121,894	45,562	1,011,070

End of period	$536,128	$412,563	$1,033,185	$29,644,866	$13,303,131	$30,216	$1,467,561

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

103

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
VanEck VIP Global Resources Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,653
Net realized gain (loss) on investments	797
Change in net unrealized appreciation (depreciation) on investments	(13,675)

Net increase (decrease) in net assets resulting from operations	(11,226)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract maintenance charges	(28)
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	173,218
Adjustments to net assets allocated to contracts in payout period	-

Increase (decrease) in net assets resulting from Contract transactions	173,190

Total increase (decrease) in net assets	161,964

NET ASSETS:
Beginning of period	131,784

End of period	$293,748

Note: Totals may not appear to foot/crossfoot due to rounding.

  (Concluded)

See accompanying notes to financial statements.

104

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-2 Series Account (the Separate Account), a separate account of the Company is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track

Smart Track Advisor

Smart Track II

Smart Track II- 5 Year

Varifund

Varifund Advisor

Varifund Plus

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 161 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Alger Weatherbie Specialized Growth Portfolio, Class I-2(a)

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Century Investments VP Inflation Protection Fund, Class II

American Century Investments VP Mid Cap Value Fund, Class II

105

American Century Investments VP Value Fund, Class II

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I., Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Service Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Delaware Ivy VIP Energy, Class II

Delaware VIP Emerging Markets, Service Class

Delaware VIP International Series, Service Class

Delaware VIP Small Cap Value Series, Service Class

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class B

DWS CROCI U.S. VIP, Class B

DWS Global Small Cap VIP, Class B

DWS Small Mid Cap Value VIP, Class B

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class(a)

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Class L(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower Core Bond Fund, Investor Class(a)

Empower Emerging Markets Equity Fund, Investor Class(a)

Empower Global Bond Fund, Investor Class(a)

Empower Government Money Market Fund, Investor Class(a)

Empower High Yield Bond Fund, Class I(a)

Empower Inflation-Protected Securities Fund, Investor Class(a)

Empower International Growth Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower International Value Fund, Investor Class(a)

Empower Large Cap Growth Fund, Investor Class(a)

Empower Large Cap Value Fund, Investor Class(a)

106

Empower Lifetime 2015 Fund, Investor Class(a)

Empower Lifetime 2020 Fund, Investor Class(a)

Empower Lifetime 2025 Fund, Investor Class(a)

Empower Lifetime 2030 Fund, Investor Class(a)

Empower Lifetime 2035 Fund, Investor Class(a)

Empower Lifetime 2040 Fund, Investor Class(a)

Empower Lifetime 2045 Fund, Investor Class(a)

Empower Lifetime 2050 Fund, Investor Class(a)

Empower Lifetime 2055 Fund, Investor Class(a)

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Class L(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

Empower Moderately Conservative Profile Fund, Class L(a)

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Empower S&P 500 Index Fund, Investor Class(a)

Empower S&P Mid Cap 400 Index Fund, Investor Class(a)

Empower S&P Small Cap 600 Index Fund, Investor Class(a)

Empower SecureFoundation Balanced Fund, Class L(a)

Empower Short Duration Bond Fund, Investor Class(a)

Empower Small Cap Growth Fund, Investor Class(a)

Empower Small Cap Value Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Empower U.S. Government Securities Fund, Investor Class(a)

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series II

Invesco V.I. Core Bond Fund, Series II(a)

Invesco V.I. Core Equity Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

107

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

JPMorgan Insurance Trust Global Allocation Portfolio, Class 2(a)

JPMorgan Insurance Trust Income Builder Portfolio, Class 2(a)

Lord Abbett Series Fund Developing Growth Portfolio

LVIP Delaware US REIT Fund, Service Class

LVIP JPMorgan Small Cap Core Fund, Service Class

MFS Blended Research Core Equity Portfolio, Service Class

MFS Blended Research Small Cap Equity Portfolio, Service Class

MFS International Growth Portfolio, Service Class

MFS Technology Portfolio, Service Class

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Emerging Markets Fund, Class D

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Growth, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Multi Asset Absolute Return Fund(a)

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund

VanEck VIP Global Resources Fund, Class I

(a) See Subaccount Changes table below

Subaccount Changes:
During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund, Investor Class	Empower Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Ariel Mid Cap Value Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Bond Index Fund, Investor Class	Empower Bond Index Fund, Investor Class	August 1, 2022
Great-West Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Class L	August 1, 2022
Great-West Conservative Profile Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	August 1, 2022

108

Previous Name	New Name	Date of Change
Great-West Core Bond Fund, Investor Class	Empower Core Bond Fund, Investor Class	August 1, 2022
Great-West Emerging Markets Equity Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	August 1, 2022
Great-West Global Bond Fund, Investor Class	Empower Global Bond Fund, Investor Class	August 1, 2022
Great-West Government Money Market Fund, Investor Class	Empower Government Money Market Fund, Investor Class	August 1, 2022
Great-West High Yield Bond Fund, Class I	Empower High Yield Bond Fund, Class I	August 1, 2022
Great-West Inflation-Protected Securities Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	August 1, 2022
Great-West International Growth Fund, Investor Class	Empower International Growth Fund, Investor Class	August 1, 2022
Great-West International Index Fund, Investor Class	Empower International Index Fund, Investor Class	August 1, 2022
Great-West International Value Fund, Investor Class	Empower International Value Fund, Investor Class	August 1, 2022
Great-West Large Cap Growth Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	August 1, 2022
Great-West Large Cap Value Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	August 1, 2022
Great-West Lifetime 2015 Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2020 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2025 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2030 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2035 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2040 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2045 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2050 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2055 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	August 1, 2022
Great-West Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Class L	August 1, 2022
Great-West Moderate Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Class L	August 1, 2022
Great-West Moderately Conservative Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Multi-Sector Bond Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	August 1, 2022
Great-West Real Estate Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	August 1, 2022
Great-West S&P 500 Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	August 1, 2022
Great-West S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	August 1, 2022
Great-West S&P Small Cap 600 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	August 1, 2022
Great-West SecureFoundation Balanced Fund, Class L	Empower SecureFoundation Balanced Fund, Class L	August 1, 2022
Great-West Short Duration Bond Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	August 1, 2022
Great-West Small Cap Growth Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	August 1, 2022
Great-West Small Cap Value Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	August 1, 2022
Great-West U.S. Government Securities Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	August 1, 2022

During 2022, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Core Bond Fund, Series II	Invesco V.I. Core Plus Bond Fund Series II	April 29, 2022

During 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Alger Weatherbie Specialized Growth Portfolio, Class I-2	September 29, 2023
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	April 25, 2023
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	April 25, 2023
Putnam VT Multi Asset Absolute Return Fund	April 21, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

109

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

110

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

111

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales

Alger Capital Appreciation Portfolio, Class I-2	$12,262		$122,926
Alger Large Cap Growth Portfolio, Class I-2	6,000		267,349
Alger Mid Cap Growth Portfolio, Class I-2	10,000		112,256
Alger Small Cap Growth Portfolio, Class I-2	65,678		104,829
Alger Weatherbie Specialized Growth Portfolio, Class I-2	0	*	25,037
ALPS Alerian Energy Infrastructure Portfolio, Class III	171,137		799,028
ALPS Global Opportunity Portfolio, Class III	22,497		787,842
American Century Investments VP Inflation Protection Fund, Class II	52,234		587,559
American Century Investments VP Mid Cap Value Fund, Class II	1,305,731		3,702,128
American Century Investments VP Value Fund, Class II	3,338,915		4,874,036
American Funds IS Capital World Growth and Income Fund, Class 4	592,355		2,034,440
American Funds IS Growth Fund, Class 4	1,386,016		3,348,657
American Funds IS Growth-Income Fund, Class 4	766,540		2,588,964
American Funds IS International Fund, Class 4	105,238		1,276,725
American Funds IS New World Fund, Class 4	271,514		1,579,902
American Funds IS Washington Mutual Investors Fund, Class 4	361,094		5,523,293
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	10,179		15,411
BlackRock Global Allocation V.I. Fund, Class III	263,570		3,369,522
BlackRock High Yield V.I., Class III	1,361,378		4,619,527
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		37,830
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	49,864		16,006
BNY Mellon VIF Appreciation Portfolio, Initial Shares	24,677		9,226
BNY Mellon VIF Appreciation Portfolio, Service Shares	61,229		32,932
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	86,612		10,639
ClearBridge Variable Large Cap Growth Portfolio, Class II	3,209,643		3,737,237
ClearBridge Variable Mid Cap Portfolio, Class II	6,192		170,831
ClearBridge Variable Small Cap Growth Portfolio, Class II	573,707		1,491,278
Columbia VP Select Small Cap Value Fund, Class 2	56,524		39,662
Columbia VP Seligman Global Technology Fund, Class 1	385,503		753,958
Columbia VP Seligman Global Technology Fund, Class 2	71,810		13,031
Columbia VP Small Cap Value Fund, Class 2	1,796		63
Columbia VP Strategic Income Fund, Class 2	398,352		967,471
Delaware Ivy VIP Energy, Class II	584,988		1,781,509
Delaware VIP Emerging Markets, Service Class	63,991		651,461
Delaware VIP International Series, Service Class	8,495		187,747
Delaware VIP Small Cap Value Series, Service Class	175,625		1,313,378
Dimensional VA Equity Allocation Portfolio, Institutional	31,434		4,225
Dimensional VA Global Bond Portfolio	3,761		1,319
Dimensional VA Global Moderate Allocation Portfolio, Institutional	11,656		1,666
Dimensional VA International Small Portfolio	24,427		220,848
Dimensional VA International Value Portfolio	124,550		271,628
Dimensional VA Short-Term Fixed Portfolio	1,295		241
Dimensional VA US Large Value Portfolio	293,523		826,937

* The Subaccount has dollars that round to less than one.

112

Subaccount	Purchases	Sales

Dimensional VA US Targeted Value Portfolio	$370,699	$629,793
DWS Capital Growth VIP, Class B	91,489	1,092,198
DWS CROCI U.S. VIP, Class B	638	2,535
DWS Global Small Cap VIP, Class B	318	102
DWS Small Mid Cap Value VIP, Class B	12,514	5,196
Eaton Vance VT Floating-Rate Income, Initial Class	2,076,551	5,995,302
Empower Aggressive Profile Fund, Investor Class	520,536	2,302,845
Empower Ariel Mid Cap Value Fund, Investor Class	201,676	282,304
Empower Bond Index Fund, Investor Class	4,379,765	3,759,835
Empower Conservative Profile Fund, Class L	1,523,929	2,455,888
Empower Conservative Profile Fund, Investor Class	2,518,206	3,189,685
Empower Core Bond Fund, Investor Class	551,632	1,088,520
Empower Emerging Markets Equity Fund, Investor Class	60,676	227,964
Empower Global Bond Fund, Investor Class	92,932	801,712
Empower Government Money Market Fund, Investor Class	28,416,693	35,815,637
Empower High Yield Bond Fund, Class I	84,508	522,087
Empower Inflation-Protected Securities Fund, Investor Class	43,817	184,621
Empower International Growth Fund, Investor Class	26,417	736,067
Empower International Index Fund, Investor Class	1,542,660	3,606,888
Empower International Value Fund, Investor Class	553,704	1,198,254
Empower Large Cap Growth Fund, Investor Class	368,244	1,261,629
Empower Large Cap Value Fund, Investor Class	346,437	3,022,976
Empower Lifetime 2015 Fund, Investor Class	40,677	192,930
Empower Lifetime 2020 Fund, Investor Class	71,208	1,405,500
Empower Lifetime 2025 Fund, Investor Class	269,010	1,975,296
Empower Lifetime 2030 Fund, Investor Class	161,125	615,603
Empower Lifetime 2035 Fund, Investor Class	153,534	182,317
Empower Lifetime 2040 Fund, Investor Class	12,120	94,523
Empower Lifetime 2045 Fund, Investor Class	63,567	872,747
Empower Lifetime 2050 Fund, Investor Class	29,963	42,466
Empower Lifetime 2055 Fund, Investor Class	140,557	539,752
Empower Mid Cap Value Fund, Investor Class	78,588	1,015,572
Empower Moderate Profile Fund, Class L	4,216,404	31,548,378
Empower Moderate Profile Fund, Investor Class	3,075,446	17,776,049
Empower Moderately Aggressive Profile Fund, Investor Class	955,719	2,621,756
Empower Moderately Conservative Profile Fund, Class L	1,230,391	4,147,465
Empower Moderately Conservative Profile Fund, Investor Class	1,515,335	4,814,379
Empower Multi-Sector Bond Fund, Investor Class	456,001	2,066,893
Empower Real Estate Index Fund, Investor Class	113,747	1,728,069
Empower S&P 500 Index Fund, Investor Class	9,568,899	25,608,975
Empower S&P Mid Cap 400 Index Fund, Investor Class	1,432,305	7,150,683
Empower S&P Small Cap 600 Index Fund, Investor Class	1,417,404	7,716,759
Empower SecureFoundation Balanced Fund, Class L	10,832,285	53,386,692
Empower Short Duration Bond Fund, Investor Class	3,297,126	1,796,296
Empower Small Cap Growth Fund, Investor Class	2,271,450	492,566
Empower Small Cap Value Fund, Investor Class	351,968	1,049,696
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	636,616	4,391,762
Empower U.S. Government Securities Fund, Investor Class	233,735	949,176
Federated Hermes High Income Bond Fund II, Service Shares	138,924	209,252

113

Subaccount	Purchases		Sales

Fidelity VIP Asset Manager Portfolio, Initial Class	$39,650		$49,524
Fidelity VIP Balanced Portfolio, Service Class 2	2,956,819		9,007,045
Fidelity VIP Contrafund Portfolio	65,883		91,949
Fidelity VIP Government Money Market Portfolio, Initial Class	351,002		249,124
Fidelity VIP Growth Opportunities Portfolio, Initial Class	76,400		214,686
Fidelity VIP Growth Portfolio, Initial Class	157,344		261,606
Fidelity VIP High Income Portfolio, Initial Class	6,489		28,687
Fidelity VIP Index 500 Portfolio, Initial Class	47,258		324,183
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	97,431		824,659
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	7,839		80,840
Fidelity VIP Overseas Portfolio, Initial Class	976		24,263
First Trust/Dow Jones Dividend & Income Allocation Portfolio	89,628		1,488,902
Franklin Income VIP Fund, Class 4	946,272		5,406,176
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	35,367		16,061
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	40,257		652,713
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	1,208		1,304
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	23,067		739,876
Invesco Oppenheimer V.I. International Growth Fund, Series II	3,645		774,681
Invesco V.I. Core Equity Fund, Series II	5,538		2,787
Invesco V.I. Core Plus Bond Fund, Series II	145,326		650,764
Invesco V.I. EQV International Equity Fund, Series II	14,661		472,009
Invesco V.I. Global Real Estate Fund, Series II	33,279		361,580
Invesco V.I. Growth and Income Fund, Series II	674,611		2,067,415
Invesco V.I. Main Street Small Cap Fund, Series II	160,466		1,450,492
Invesco V.I. Small Cap Equity Fund, Series II	4,697		138,498
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	170,748		564,211
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	17,040		2,650
Janus Henderson Overseas Fund, Class S	462		1,893
Janus Henderson VIT Balanced Portfolio, Service Shares	1,656,856		19,369,013
Janus Henderson VIT Enterprise Portfolio, Service Shares	770,435		3,045,765
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	5,259		3,338
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	-		250,522
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	0	*	729,957
Lord Abbett Series Fund Developing Growth Portfolio	-		178,973
LVIP Delaware US REIT Fund, Service Class	32,465		338,690
LVIP JPMorgan Small Cap Core Fund, Service Class	51,745		88,289
MFS Blended Research Core Equity Portfolio, Service Class	1,020,160		1,716,924
MFS Blended Research Small Cap Equity Portfolio, Service Class	127,256		538,371
MFS International Growth Portfolio, Service Class	87,316		23,561
MFS Technology Portfolio, Service Class	751,258		5,447,653
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	60,758		642,259
NVIT Emerging Markets Fund, Class D	643		1,892
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	2,360,243		980,076
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	1,219,657		2,145,909
PIMCO Low Duration Portfolio, Advisor Class	1,475,723		904,077
PIMCO Real Return Portfolio, Advisor Class	215,569		851,487
PIMCO Short-Term Portfolio, Advisor Class	2,105,091		4,218,986
PIMCO Total Return Portfolio, Advisor Class	1,374,079		2,407,171

* The Subaccount has dollars that round to less than one.

114

Subaccount	Purchases	Sales

Putnam VT Core Equity Fund, Class IB	$264,563	$496,343
Putnam VT Focused International Equity Fund, Class IB	51,955	457,878
Putnam VT Global Asset Allocation Fund, Class IB	33,751	1,373,513
Putnam VT Income Fund, Class IB	268,113	551,974
Putnam VT International Equity Fund, Class IB	5,483	342,716
Putnam VT International Growth, Class IB	407	73,121
Putnam VT International Value Fund, Class IB	204,268	274,594
Putnam VT Large Cap Growth Fund, Class IB	1,019,271	1,886,469
Putnam VT Large Cap Value Fund, Class IB	90,538	494,284
Putnam VT Mortgage Securities Fund	26,219	46,726
Putnam VT Multi Asset Absolute Return Fund	73,770	418,556
Putnam VT Research Fund, Class IB	4,498	108,108
Putnam VT Small Cap Growth Fund, Class IB	1	162,022
Putnam VT Small Cap Value Fund, Class IB	464,400	849,452
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,346,410	11,546,221
T. Rowe Price Health Sciences Portfolio, Class II	847,326	4,942,064
VanEck VIP Emerging Markets Fund, Initial Class	51,661	4,416
VanEck VIP Global Resources Fund	152,238	452,953
VanEck VIP Global Resources Fund, Class I	72,875	147,309

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation Portfolio, Class I-2	54		522	(468)	83	2,036	(1,953)
Alger Large Cap Growth Portfolio, Class I-2	30		1,215	(1,185)	39	532	(493)
Alger Mid Cap Growth Portfolio, Class I-2	75		756	(681)	34	919	(885)
Alger Small Cap Growth Portfolio, Class I-2	1,860		3,456	(1,596)	4	1,882	(1,878)
Alger Weatherbie Specialized Growth Portfolio, Class I-2	0	*	1,359	(1,359)	-	-	-
ALPS Alerian Energy Infrastructure Portfolio, Class III	10,374		61,219	(50,845)	49,454	34,407	15,047
ALPS Global Opportunity Portfolio, Class III	1,335		53,850	(52,515)	20,157	63,099	(42,942)
American Century Investments VP Inflation Protection Fund, Class II	1,502		53,775	(52,273)	130,929	149,461	(18,532)
American Century Investments VP Mid Cap Value Fund, Class II	19,385		221,699	(202,314)	45,934	106,238	(60,304)
American Century Investments VP Value Fund, Class II	139,253		284,719	(145,466)	79,144	120,705	(41,561)
American Funds IS Capital World Growth and Income Fund, Class 4	33,839		140,656	(106,817)	16,698	68,723	(52,025)
American Funds IS Growth Fund, Class 4	40,436		177,263	(136,827)	32,939	93,898	(60,959)
American Funds IS Growth-Income Fund, Class 4	19,501		169,650	(150,149)	9,258	70,407	(61,149)
American Funds IS International Fund, Class 4	5,747		109,020	(103,273)	14,263	78,409	(64,146)
American Funds IS New World Fund, Class 4	15,386		105,542	(90,156)	19,607	47,229	(27,622)
American Funds IS Washington Mutual Investors Fund, Class 4	16,104		379,456	(363,352)	458,947	94,364	364,583
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	749		1,262	(513)	26,684	27,658	(974)
BlackRock Global Allocation V.I. Fund, Class III	11,801		258,278	(246,477)	9,577	219,000	(209,423)
BlackRock High Yield V.I., Class III	72,046		370,577	(298,531)	64,825	221,872	(157,047)
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		1,240	(1,240)	-	4,377	(4,377)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	-		117	(117)	-	32	(32)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	-		39	(39)	-	497	(497)
BNY Mellon VIF Appreciation Portfolio, Service Shares	-		870	(870)	-	600	(600)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	429		51	378	-	596	(596)

Note: Units may not foot/crossfoot due to rounding

* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

ClearBridge Variable Large Cap Growth Portfolio, Class II	155,504		186,848	(31,344)	20,833		74,984	(54,151)
ClearBridge Variable Mid Cap Portfolio, Class II	-		12,221	(12,221)	4,692		9,654	(4,962)
ClearBridge Variable Small Cap Growth Portfolio, Class II	29,717		82,162	(52,445)	10,702		65,729	(55,027)
Columbia VP Select Small Cap Value Fund, Class 2	2,421		1,676	745	234		1,325	(1,091)
Columbia VP Seligman Global Technology Fund, Class 1	1,266		11,333	(10,067)	312		8,093	(7,781)
Columbia VP Seligman Global Technology Fund, Class 2	458		82	376	-		65	(65)
Columbia VP Small Cap Value Fund, Class 2	-		-	-	-		-	-
Columbia VP Strategic Income Fund, Class 2	30,125		91,174	(61,049)	14,443		59,058	(44,615)
Delaware Ivy VIP Energy, Class II	63,020		207,141	(144,121)	312,816		265,880	46,936
Delaware VIP Emerging Markets, Service Class	2,523		51,134	(48,611)	3,556		69,273	(65,717)
Delaware VIP International Series, Service Class	535		19,242	(18,707)	4,285		8,869	(4,584)
Delaware VIP Small Cap Value Series, Service Class	2,670		85,111	(82,441)	9,840		66,915	(57,075)
Dimensional VA Equity Allocation Portfolio, Institutional	0	*	22	(22)	-		8	(8)
Dimensional VA Global Bond Portfolio	106		96	10	25		577	(552)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	-		-	-	-		-	-
Dimensional VA International Small Portfolio	58		20,518	(20,460)	1,534		8,452	(6,918)
Dimensional VA International Value Portfolio	5,137		23,324	(18,187)	7,842		15,004	(7,162)
Dimensional VA Short-Term Fixed Portfolio	-		6	(6)	0	*	5,957	(5,957)
Dimensional VA US Large Value Portfolio	13,611		60,251	(46,640)	696		26,608	(25,912)
Dimensional VA US Targeted Value Portfolio	13,169		42,195	(29,026)	3,792		7,921	(4,129)
DWS Capital Growth VIP, Class B	-		27,784	(27,784)	-		3,236	(3,236)
DWS CROCI U.S. VIP, Class B	-		129	(129)	0	*	596	(596)
DWS Global Small Cap VIP, Class B	-		-	-	-		131	(131)
DWS Small Mid Cap Value VIP, Class B	-		207	(207)	-		-	-
Eaton Vance VT Floating-Rate Income, Initial Class	125,072		505,838	(380,766)	306,863		290,458	16,405
Empower Aggressive Profile Fund, Investor Class	13,381		157,071	(143,690)	3,194		51,489	(48,295)
Empower Ariel Mid Cap Value Fund, Investor Class	1,365		17,870	(16,505)	1,870		25,934	(24,064)
Empower Bond Index Fund, Investor Class	402,315		377,734	24,581	220,621		475,516	(254,895)
Empower Conservative Profile Fund, Class L	121,709		214,912	(93,203)	125,420		213,900	(88,480)
Empower Conservative Profile Fund, Investor Class	187,236		273,831	(86,595)	65,589		495,631	(430,042)

Note: Units may not foot/crossfoot due to rounding

* The Subaccount has units that round to less than one.

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Empower Core Bond Fund, Investor Class	38,540	105,397	(66,857)	34,146	156,648	(122,502)
Empower Emerging Markets Equity Fund, Investor Class	4,872	25,559	(20,687)	25,275	20,606	4,669
Empower Global Bond Fund, Investor Class	8,193	94,467	(86,274)	17,255	69,762	(52,507)
Empower Government Money Market Fund, Investor Class	2,641,966	3,558,195	(916,229)	4,283,219	3,070,071	1,213,148
Empower High Yield Bond Fund, Class I	1,728	42,371	(40,643)	5,583	26,964	(21,381)
Empower Inflation-Protected Securities Fund, Investor Class	2,256	17,110	(14,854)	8,418	10,620	(2,202)
Empower International Growth Fund, Investor Class	2,137	59,751	(57,614)	882	36,998	(36,116)
Empower International Index Fund, Investor Class	78,127	274,603	(196,476)	59,305	239,490	(180,185)
Empower International Value Fund, Investor Class	28,890	82,872	(53,982)	6,532	45,415	(38,883)
Empower Large Cap Growth Fund, Investor Class	6,508	46,469	(39,961)	6,156	23,471	(17,315)
Empower Large Cap Value Fund, Investor Class	20,171	223,712	(203,541)	106,496	99,990	6,506
Empower Lifetime 2015 Fund, Investor Class	-	14,332	(14,332)	-	31,177	(31,177)
Empower Lifetime 2020 Fund, Investor Class	9	105,846	(105,837)	6	71,912	(71,906)
Empower Lifetime 2025 Fund, Investor Class	9,785	142,553	(132,768)	747	44,537	(43,790)
Empower Lifetime 2030 Fund, Investor Class	3,875	41,285	(37,410)	2,627	21,981	(19,354)
Empower Lifetime 2035 Fund, Investor Class	4,486	11,872	(7,386)	395	18,751	(18,356)
Empower Lifetime 2040 Fund, Investor Class	28	5,795	(5,767)	28	1,215	(1,187)
Empower Lifetime 2045 Fund, Investor Class	2,580	55,034	(52,454)	1,577	-	1,577
Empower Lifetime 2050 Fund, Investor Class	119	2,352	(2,233)	207	6,772	(6,565)
Empower Lifetime 2055 Fund, Investor Class	8,101	34,670	(26,569)	-	6,716	(6,716)
Empower Mid Cap Value Fund, Investor Class	4,584	64,663	(60,079)	19,823	40,516	(20,693)
Empower Moderate Profile Fund, Class L	78,997	2,397,280	(2,318,283)	223,306	1,122,659	(899,353)
Empower Moderate Profile Fund, Investor Class	29,292	1,342,618	(1,313,326)	34,028	1,089,013	(1,054,985)
Empower Moderately Aggressive Profile Fund, Investor Class	19,050	190,672	(171,622)	45,335	229,159	(183,824)
Empower Moderately Conservative Profile Fund, Class L	41,791	335,774	(293,983)	18,840	131,388	(112,548)
Empower Moderately Conservative Profile Fund, Investor Class	47,189	389,216	(342,027)	87,571	317,480	(229,909)
Empower Multi-Sector Bond Fund, Investor Class	24,151	174,718	(150,567)	9,903	124,092	(114,189)
Empower Real Estate Index Fund, Investor Class	4,001	140,064	(136,063)	44,096	160,230	(116,134)
Empower S&P 500 Index Fund, Investor Class	244,674	1,156,002	(911,328)	239,823	1,125,441	(885,618)

Note: Units may not foot/crossfoot due to rounding

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

Empower S&P Mid Cap 400 Index Fund, Investor Class	37,067	401,836	(364,769)	23,563		286,880	(263,317)
Empower S&P Small Cap 600 Index Fund, Investor Class	51,086	435,225	(384,139)	56,111		407,055	(350,944)
Empower SecureFoundation Balanced Fund, Class L	83,710	3,693,444	(3,609,734)	101,078		2,688,309	(2,587,231)
Empower Short Duration Bond Fund, Investor Class	285,755	164,910	120,845	185,244		225,696	(40,452)
Empower Small Cap Growth Fund, Investor Class	116,751	25,919	90,832	1,601		15,933	(14,332)
Empower Small Cap Value Fund, Investor Class	18,254	68,139	(49,885)	12,201		53,914	(41,713)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	19,351	219,868	(200,517)	30,268		189,359	(159,091)
Empower U.S. Government Securities Fund, Investor Class	18,639	98,057	(79,418)	85,445		96,159	(10,714)
Federated Hermes High Income Bond Fund II, Service Shares	9,541	18,548	(9,007)	1,106		21,277	(20,171)
Fidelity VIP Asset Manager Portfolio, Initial Class	7	534	(527)	66		2,503	(2,437)
Fidelity VIP Balanced Portfolio, Service Class 2	62,077	545,296	(483,219)	55,261		421,697	(366,436)
Fidelity VIP Contrafund Portfolio	92	540	(448)	143		608	(465)
Fidelity VIP Government Money Market Portfolio, Initial Class	22,246	16,618	5,628	10,728		6,553	4,175
Fidelity VIP Growth Opportunities Portfolio, Initial Class	725	2,047	(1,322)	-		2,399	(2,399)
Fidelity VIP Growth Portfolio, Initial Class	6	788	(782)	5		364	(359)
Fidelity VIP High Income Portfolio, Initial Class	-	483	(483)	-		136	(136)
Fidelity VIP Index 500 Portfolio, Initial Class	17	530	(513)	29		198	(169)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	6,125	54,979	(48,854)	17,260		80,337	(63,077)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	122	2,427	(2,305)	28		341	(313)
Fidelity VIP Overseas Portfolio, Initial Class	-	458	(458)	-		314	(314)
First Trust/Dow Jones Dividend & Income Allocation Portfolio	2,316	116,556	(114,240)	7,372		52,412	(45,040)
Franklin Income VIP Fund, Class 4	7,659	399,544	(391,885)	225,776		153,227	72,549
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	342	477	(135)	775		938	(163)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	-	66,213	(66,213)	2,158		13,151	(10,993)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	-	-	-	0	*	75	(75)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	23	19	4	20		83	(63)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	714	37,115	(36,401)	7,033		48,004	(40,971)
Invesco Oppenheimer V.I. International Growth Fund, Series II	86	66,215	(66,129)	-		18,313	(18,313)

Note: Units may not foot/crossfoot due to rounding

* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

Invesco V.I. Core Bond Fund, Series II	-		-	-	1,898		165,484	(163,586)
Invesco V.I. Core Equity Fund, Series II	-		37	(37)	-		51	(51)
Invesco V.I. Core Plus Bond Fund, Series II	12,359		67,119	(54,760)	162,095		10,247	151,848
Invesco V.I. EQV International Equity Fund, Series II	966		38,341	(37,375)	0	*	15,723	(15,723)
Invesco V.I. Global Real Estate Fund, Series II	2,172		31,524	(29,352)	2,682		23,917	(21,235)
Invesco V.I. Growth and Income Fund, Series II	3,039		123,630	(120,591)	57,417		43,181	14,236
Invesco V.I. Main Street Small Cap Fund, Series II	8,496		88,870	(80,374)	6,332		51,323	(44,991)
Invesco V.I. Small Cap Equity Fund, Series II	-		8,733	(8,733)	-		3,658	(3,658)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	8,927		55,235	(46,308)	13,433		74,777	(61,344)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	530		56	474	28		152	(124)
Janus Henderson Overseas Fund, Class S	-		110	(110)	-		4,220	(4,220)
Janus Henderson VIT Balanced Portfolio, Service Shares	79,208		976,289	(897,081)	44,060		595,711	(551,651)
Janus Henderson VIT Enterprise Portfolio, Service Shares	6,529		137,147	(130,618)	5,624		87,835	(82,211)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	-		118	(118)	0	*	2,170	(2,170)
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2	-		21,026	(21,026)	4,188		14,259	(10,071)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	0	*	63,930	(63,930)	5,477		7,782	(2,305)
Lord Abbett Series Fund Developing Growth Portfolio	-		11,248	(11,248)	-		4,660	(4,660)
LVIP Delaware US REIT Fund, Service Class	406		27,910	(27,504)	-		43,132	(43,132)
LVIP JPMorgan Small Cap Core Fund, Service Class	3,633		7,339	(3,706)	366		9,260	(8,894)
MFS Blended Research Core Equity Portfolio, Service Class	41,231		85,095	(43,864)	42,319		43,859	(1,540)
MFS Blended Research Small Cap Equity Portfolio, Service Class	2,436		38,233	(35,797)	6,572		9,902	(3,330)
MFS International Growth Portfolio, Service Class	6,007		1,867	4,140	1,828		114	1,714
MFS Technology Portfolio, Service Class	27,546		198,489	(170,943)	165,285		287,218	(121,933)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	2,217		34,995	(32,778)	1,873		4,089	(2,216)
NVIT Emerging Markets Fund, Class D	-		127	(127)	0	*	812	(812)
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	143,266		81,278	61,988	117,615		73,529	44,086
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	134,325		246,487	(112,162)	378,319		223,886	154,433

Note: Units may not foot/crossfoot due to rounding

* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)

PIMCO Low Duration Portfolio, Advisor Class	141,409		90,591	50,818	91,393		144,756	(53,363)
PIMCO Real Return Portfolio, Advisor Class	14,817		77,170	(62,353)	47,576		328,931	(281,355)
PIMCO Short-Term Portfolio, Advisor Class	172,451		388,661	(216,210)	119,736		234,238	(114,502)
PIMCO Total Return Portfolio, Advisor Class	102,894		233,916	(131,022)	37,052		198,592	(161,540)
Putnam VT Core Equity Fund, Class IB	5,864		22,765	(16,901)	43,096		1,342	41,754
Putnam VT Focused International Equity Fund, Class IB	3,121		32,996	(29,875)	1,804		18,689	(16,885)
Putnam VT Global Asset Allocation Fund, Class IB	-		100,715	(100,715)	1,258		93,270	(92,012)
Putnam VT Income Fund, Class IB	13,127		56,281	(43,154)	10,506		32,075	(21,569)
Putnam VT International Equity Fund, Class IB	363		28,994	(28,631)	2,164		30,129	(27,965)
Putnam VT International Growth, Class IB	-		5,033	(5,033)	-		143	(143)
Putnam VT International Value Fund, Class IB	13,513		18,619	(5,106)	5,338		14,206	(8,868)
Putnam VT Large Cap Growth Fund, Class IB	36,382		73,917	(37,535)	12,950		76,713	(63,763)
Putnam VT Large Cap Value Fund, Class IB	-		27,802	(27,802)	-		1,473	(1,473)
Putnam VT Mortgage Securities Fund	500		5,046	(4,546)	2,282		13,223	(10,941)
Putnam VT Multi Asset Absolute Return Fund	5,710		46,698	(40,988)	0	*	29,403	(29,403)
Putnam VT Research Fund, Class IB	-		5,048	(5,048)	19		4,279	(4,260)
Putnam VT Small Cap Growth Fund, Class IB	0	*	9,484	(9,484)	-		1,467	(1,467)
Putnam VT Small Cap Value Fund, Class IB	21,861		56,195	(34,334)	3,606		44,338	(40,732)
T. Rowe Price Blue Chip Growth Portfolio, Class II	61,597		536,801	(475,204)	30,849		422,188	(391,339)
T. Rowe Price Health Sciences Portfolio, Class II	24,896		259,357	(234,461)	45,735		123,804	(78,069)
VanEck VIP Emerging Markets Fund, Initial Class	1,612		121	1,491	-		133	(133)
VanEck VIP Global Resources Fund	10,439		40,209	(29,770)	89,676		59,125	30,551
VanEck VIP Global Resources Fund, Class I	1,541		3,198	(1,657)	3,393		13	3,380

Note: Units may not foot/crossfoot due to rounding.

* The Subaccount has units that round to less than one.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $30 annually

Fund Facilitation Fee
The Company deducts a fund facilitation fee from certain Subaccount assets open in select products. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	0.35% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.40% of the unit value of each Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each contribution, if applicable

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn or surrendered based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.0% - 6.0% of withdrawn or surrendered amount

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$15 - $25 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (Guaranteed Lifetime Withdrawal Benefit)
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.65% - 2.25% of net asset base

Expenses of the Portfolio
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These  products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Capital Appreciation Portfolio, Class I-2
2023	6	$249.53	$238.91	$1,520	0.00%	1.25%	1.40%	41.36%	41.15%
2022	7	176.52	169.26	1,157	0.00%	1.25%	1.40%	(32.10)%	(39.89)%
2021	9	281.58	259.96	2,376	0.00%	1.25%	1.55%	22.33%	8.61%
2020	10	230.19	239.35	2,200	0.00%	1.00%	1.40%	39.79%	40.00%
2019	10	164.67	170.96	1,722	0.00%	1.25%	1.40%	31.73%	31.92%
Alger Large Cap Growth Portfolio, Class I-2
2023	5	242.81	230.40	1,237	0.00%	1.25%	1.40%	31.03%	30.83%
2022	7	185.31	167.49	1,154	0.00%	1.25%	1.55%	(33.17)%	(45.24)%
2021	7	305.88	277.29	2,051	0.00%	1.25%	1.55%	21.48%	0.13%
2020	7	251.80	276.93	1,944	0.20%	1.00%	1.55%	64.47%	64.96%
2019	8	153.10	167.88	1,293	0.00%	1.25%	1.55%	25.47%	25.85%
Alger Mid Cap Growth Portfolio, Class I-2
2023	11	140.93	134.56	1,467	0.00%	1.25%	1.40%	21.65%	21.47%
2022	12	115.85	110.78	1,284	0.00%	1.25%	1.40%	(31.21)%	(39.64)%
2021	12	183.51	168.41	2,194	0.00%	1.25%	1.55%	7.30%	(5.56)%
2020	13	171.02	178.32	2,323	0.00%	1.00%	1.40%	62.33%	62.61%
2019	17	105.35	109.66	1,762	0.00%	1.25%	1.40%	28.45%	28.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Small Cap Growth Portfolio, Class I-2
2023	6	$28.77	$150.51	$313	0.00%	0.25%	1.40%	16.20%	14.88%
2022	7	24.76	131.02	306	0.00%	0.25%	1.40%	7.98%	(41.85)%
2021	9	225.30	22.93	571	0.00%	0.25%	1.55%	(2.64)%	(46.35)%
2020	12	231.40	42.74	674	1.22%	0.00%	1.40%	64.83%	66.74%
2019	12	140.39	25.63	441	0.00%	0.25%	1.40%	27.54%	29.01%
Alger Weatherbie Specialized Growth Portfolio, Class I-2
2023	-	-	-	-	0.00%	1.00%	1.20%	(0.75)%	(0.89)%
2022	1	20.02	19.67	25	0.00%	1.00%	1.20%	(26.00)%	(42.74)%
2021	1	34.36	27.05	41	0.00%	0.25%	1.20%	13.51%	(11.83)%
2020	9	30.27	30.68	277	0.00%	1.00%	1.20%	56.94%	57.25%
2019	9	16.33	19.51	176	0.00%	1.00%	1.20%	36.65%	36.93%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2023	70	13.15	14.90	1,012	2.39%	0.20%	1.20%	13.68%	12.55%
2022	120	11.57	13.24	1,536	4.65%	0.20%	1.20%	18.32%	9.79%
2021	105	12.06	9.78	1,181	2.08%	0.20%	1.20%	43.74%	36.02%
2020	98	8.39	7.19	798	3.24%	0.00%	1.20%	(26.01)%	(25.29)%
2019	92	11.34	9.62	1,039	1.62%	0.20%	1.20%	18.98%	20.18%
ALPS Global Opportunity Portfolio, Class III
2023	52	18.69	16.83	891	0.00%	0.20%	1.20%	28.54%	27.27%
2022	104	14.54	13.22	1,392	10.13%	0.20%	1.20%	(22.76)%	(35.69)%
2021	147	20.56	18.82	2,791	4.39%	0.20%	1.20%	24.15%	13.58%
2020	152	16.56	16.57	2,354	12.37%	0.00%	1.20%	7.93%	9.05%
2019	179	14.24	15.19	2,576	0.00%	0.20%	1.20%	38.17%	39.56%
American Century Investments VP Inflation Protection Fund, Class II
2023	83	11.32	10.66	916	3.08%	0.20%	1.20%	3.19%	2.17%
2022	136	10.97	10.43	1,448	4.75%	0.20%	1.20%	(8.12)%	(18.45)%
2021	154	12.79	11.94	1,906	3.20%	0.20%	1.20%	10.54%	0.17%
2020	129	11.57	11.92	1,516	1.47%	0.00%	1.20%	8.29%	9.30%
2019	126	10.68	10.91	1,359	2.28%	0.20%	1.20%	7.60%	8.68%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Mid Cap Value Fund, Class II
2023	268	$16.05	$21.09	$5,010	2.10%	0.20%	1.20%	5.82%	4.77%
2022	470	15.17	20.14	8,077	2.09%	0.20%	1.20%	(0.61)%	(36.46)%
2021	530	31.69	15.26	9,431	1.02%	0.20%	1.20%	86.41%	21.59%
2020	566	17.00	12.55	8,200	1.80%	0.00%	1.20%	(0.12)%	0.91%
2019	614	17.02	12.44	8,922	1.92%	0.20%	1.20%	27.46%	28.74%
American Century Investments VP Value Fund, Class II
2023	593	16.89	17.78	10,412	2.16%	0.20%	1.20%	8.80%	7.72%
2022	738	15.53	16.51	12,137	1.93%	0.20%	1.20%	1.09%	(5.73)%
2021	780	17.51	15.36	12,903	1.61%	0.20%	1.20%	29.13%	22.78%
2020	798	13.56	12.51	10,740	2.33%	0.00%	1.20%	(0.35)%	0.61%
2019	870	13.61	12.43	11,750	1.97%	0.20%	1.20%	25.41%	26.66%
American Funds IS Capital World Growth and Income Fund, Class 4
2023	390	16.48	15.41	6,100	1.64%	0.20%	1.20%	20.41%	19.22%
2022	497	13.68	12.93	6,474	2.13%	0.20%	1.20%	(13.78)%	(22.26)%
2021	549	16.63	15.87	8,776	1.45%	0.20%	1.20%	18.53%	9.00%
2020	581	14.03	14.56	8,194	1.18%	0.00%	1.20%	7.21%	8.33%
2019	654	13.09	13.44	8,593	1.87%	0.20%	1.20%	29.17%	30.47%
American Funds IS Growth Fund, Class 4
2023	501	21.81	20.61	10,455	0.17%	0.20%	1.20%	37.86%	36.50%
2022	638	15.82	15.10	9,706	0.10%	0.20%	1.20%	(27.65)%	(33.44)%
2021	698	22.69	21.87	15,365	0.06%	0.20%	1.20%	24.74%	17.08%
2020	885	18.19	18.68	16,220	0.24%	0.00%	1.20%	49.96%	51.39%
2019	581	12.13	12.34	7,061	0.60%	0.20%	1.20%	28.88%	30.19%
American Funds IS Growth-Income Fund, Class 4
2023	373	17.39	16.43	6,227	1.08%	0.20%	1.20%	25.57%	24.33%
2022	523	13.85	13.22	6,975	1.05%	0.20%	1.20%	(13.77)%	(20.67)%
2021	584	16.66	16.06	9,445	0.94%	0.20%	1.20%	26.88%	19.14%
2020	622	13.13	13.48	8,206	1.30%	0.00%	1.20%	11.92%	13.02%
2019	603	11.73	11.93	7,084	1.57%	0.20%	1.20%	24.36%	25.61%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS International Fund, Class 4
2023	273	$14.09	$11.85	$3,366	1.00%	0.20%	1.20%	15.33%	14.18%
2022	376	12.21	10.38	4,030	1.45%	0.20%	1.20%	(6.34)%	(33.04)%
2021	440	15.50	13.04	6,005	2.26%	0.20%	1.20%	13.14%	(17.47)%
2020	439	13.70	15.80	6,130	0.47%	0.00%	1.20%	12.26%	13.40%
2019	479	12.20	13.93	5,911	1.28%	0.20%	1.20%	21.20%	22.43%
American Funds IS New World Fund, Class 4
2023	199	16.31	15.51	3,173	1.08%	0.20%	1.20%	15.44%	14.29%
2022	290	14.13	13.57	4,001	1.08%	0.20%	1.20%	(20.00)%	(27.24)%
2021	317	18.65	17.66	5,676	0.64%	0.20%	1.20%	9.13%	1.26%
2020	334	17.09	17.44	5,758	0.04%	0.00%	1.20%	21.79%	23.05%
2019	351	14.03	14.17	4,949	0.79%	0.20%	1.20%	27.28%	28.56%
American Funds IS Washington Mutual Investors Fund, Class 4
2023	319	16.61	15.69	5,101	1.34%	0.20%	1.20%	16.74%	15.58%
2022	683	14.23	13.58	9,544	2.47%	0.20%	1.20%	(5.47)%	(13.02)%
2021	318	15.61	15.05	4,843	1.26%	0.20%	1.20%	30.74%	22.66%
2020	353	11.94	12.27	4,249	1.79%	0.00%	1.20%	7.22%	8.28%
2019	340	11.14	11.33	3,796	2.03%	0.20%	1.20%	19.59%	20.78%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	1	13.40	13.40	10	2.47%	0.25%	0.25%	0.43%	0.43%
2022	1	11.25	11.25	14	0.23%	1.20%	1.20%	(16.02)%	(18.28)%
2021	2	13.77	13.40	30	0.79%	0.20%	1.20%	13.33%	8.59%
2020	6	12.15	12.34	68	1.55%	0.00%	1.20%	12.98%	14.04%
BlackRock Global Allocation V.I. Fund, Class III
2023	327	14.80	13.88	4,494	1.90%	0.20%	1.20%	12.27%	11.15%
2022	574	13.18	12.49	7,048	0.00%	0.20%	1.20%	(9.40)%	(22.86)%
2021	783	16.19	14.55	11,558	0.82%	0.20%	1.20%	13.06%	(1.82)%
2020	866	14.32	14.82	12,127	1.40%	0.00%	1.20%	19.26%	20.47%
2019	940	11.60	12.30	11,020	1.28%	0.20%	1.20%	16.34%	17.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BlackRock High Yield V.I., Class III
2023	441	$13.40	$12.97	$5,809	6.28%	0.20%	1.20%	12.70%	11.58%
2022	740	11.89	11.62	8,677	5.04%	0.20%	1.20%	(9.60)%	(17.80)%
2021	897	14.14	13.15	11,875	4.27%	0.20%	1.20%	11.69%	3.71%
2020	787	12.66	12.68	9,994	5.44%	0.00%	1.20%	5.75%	6.85%
2019	798	11.97	11.87	9,551	5.14%	0.20%	1.20%	13.49%	14.64%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2023	11	49.07	32.12	519	0.00%	0.25%	1.00%	58.61%	57.43%
2022	12	30.94	20.03	356	0.00%	0.25%	1.20%	(4.42)%	(65.46)%
2021	16	57.99	32.37	863	0.00%	0.25%	1.20%	70.31%	(37.28)%
2020	17	34.05	51.61	791	0.07%	0.00%	1.20%	67.59%	69.17%
2019	18	17.36	30.51	514	0.00%	0.25%	1.20%	24.02%	25.20%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2023	4	108.74	103.90	444	0.72%	1.25%	1.40%	22.29%	22.11%
2022	4	88.92	85.09	374	0.52%	1.25%	1.40%	(13.42)%	(27.11)%
2021	4	116.74	102.70	495	0.74%	1.25%	1.55%	30.68%	10.34%
2020	4	89.33	93.08	397	1.16%	1.00%	1.40%	22.43%	22.60%
2019	5	72.97	75.92	325	1.44%	1.25%	1.40%	32.49%	32.69%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2023	2	151.27	143.95	290	0.72%	1.25%	1.40%	19.47%	19.29%
2022	2	126.61	120.67	248	0.64%	1.25%	1.40%	(11.44)%	(22.88)%
2021	3	156.47	142.97	381	0.44%	1.25%	1.55%	31.34%	14.72%
2020	3	119.13	124.63	310	0.85%	1.00%	1.40%	21.97%	22.16%
2019	3	97.67	102.02	285	1.14%	1.25%	1.40%	34.20%	34.41%
BNY Mellon VIF Appreciation Portfolio, Service Shares
2023	24	35.78	26.02	718	0.48%	0.25%	1.20%	20.37%	19.23%
2022	25	29.72	21.83	625	0.43%	0.25%	1.20%	25.52%	(40.12)%
2021	26	36.45	23.68	792	0.20%	0.25%	1.20%	68.98%	(17.86)%
2020	28	21.57	28.83	706	0.60%	0.00%	1.20%	21.88%	23.08%
2019	29	17.70	23.42	582	0.92%	0.25%	1.20%	34.16%	35.44%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2023	3	$121.44	$121.44	$406	0.66%	1.40%	1.40%	24.93%	24.93%
2022	3	101.49	97.21	289	0.77%	1.25%	1.40%	(4.00)%	(19.43)%
2021	4	120.64	105.72	412	0.47%	1.25%	1.55%	29.15%	8.72%
2020	4	93.41	97.24	366	0.83%	1.00%	1.40%	22.91%	23.10%
2019	4	76.00	78.99	320	1.02%	1.25%	1.40%	27.32%	27.52%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	278	22.92	21.44	6,076	0.00%	0.20%	1.20%	43.38%	41.96%
2022	309	15.99	15.11	4,702	0.00%	0.20%	1.20%	(29.32)%	(36.26)%
2021	363	23.70	22.62	8,280	0.00%	0.20%	1.20%	25.93%	15.82%
2020	402	18.82	19.53	7,608	0.02%	0.00%	1.20%	28.84%	30.19%
2019	448	14.61	15.00	6,571	0.16%	0.20%	1.20%	30.28%	31.58%
ClearBridge Variable Mid Cap Portfolio, Class II
2023	66	15.06	14.27	969	0.02%	0.40%	1.20%	12.17%	11.28%
2022	78	13.42	12.83	1,024	0.09%	0.40%	1.20%	(22.99)%	(29.75)%
2021	83	18.26	17.43	1,473	0.03%	0.20%	1.20%	32.90%	23.18%
2020	86	13.74	14.15	1,194	0.04%	0.00%	1.20%	13.72%	14.65%
2019	112	12.08	12.34	1,367	0.37%	0.40%	1.20%	31.07%	32.12%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	235	19.66	17.80	4,302	0.00%	0.20%	1.20%	7.91%	6.84%
2022	287	18.22	16.66	4,874	0.00%	0.20%	1.20%	(23.28)%	(35.69)%
2021	342	25.91	23.75	8,273	0.00%	0.20%	1.20%	18.20%	3.49%
2020	362	21.92	22.95	7,858	0.00%	0.00%	1.20%	41.21%	42.61%
2019	335	15.16	16.09	5,117	0.00%	0.20%	1.20%	25.05%	26.30%
Columbia VP Select Small Cap Value Fund, Class 2
2023	15	23.74	23.29	348	0.00%	1.25%	1.40%	11.45%	11.28%
2022	14	21.30	20.93	297	0.00%	1.25%	1.40%	(13.23)%	(17.44)%
2021	15	25.35	24.55	381	0.00%	1.25%	1.55%	30.87%	24.87%
2020	15	19.37	19.66	294	0.00%	1.00%	1.40%	7.43%	7.57%
2019	17	18.03	18.03	304	0.00%	1.40%	1.40%	15.81%	15.81%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia VP Seligman Global Technology Fund, Class 1
2023	111	$68.86	$67.55	$7,502	0.00%	1.25%	1.40%	43.49%	43.27%
2022	121	47.99	47.15	5,713	0.00%	1.25%	1.40%	(30.35)%	(33.76)%
2021	129	71.17	68.90	9,028	0.40%	1.25%	1.55%	39.33%	32.93%
2020	138	51.08	51.83	7,049	0.00%	1.00%	1.40%	44.17%	44.39%
2019	148	35.43	35.90	5,233	0.00%	1.25%	1.40%	53.16%	53.38%
Columbia VP Seligman Global Technology Fund, Class 2
2023	2	149.88	144.65	283	0.00%	1.25%	1.40%	43.08%	42.86%
2022	2	104.75	101.25	160	0.00%	1.25%	1.40%	(28.14)%	(34.96)%
2021	2	155.66	145.77	248	0.29%	1.25%	1.55%	41.28%	28.26%
2020	2	110.18	113.65	205	0.00%	1.00%	1.40%	43.78%	43.99%
2019	2	76.63	78.93	173	0.00%	1.25%	1.40%	52.82%	53.05%
Columbia VP Small Cap Value Fund, Class 2
2023	1	31.85	21.19	26	0.43%	0.25%	1.00%	21.36%	20.46%
2022	1	26.24	17.59	22	0.49%	0.25%	1.00%	36.61%	(39.14)%
2021	1	28.90	19.21	24	0.51%	0.25%	1.20%	88.77%	(14.58)%
2020	1	15.31	22.49	19	0.40%	0.00%	1.00%	7.48%	8.30%
2019	2	14.24	20.77	47	0.27%	0.25%	1.00%	19.78%	20.68%
Columbia VP Strategic Income Fund, Class 2
2023	217	11.39	10.76	2,414	3.34%	0.20%	1.20%	8.98%	7.90%
2022	278	10.45	9.98	2,845	2.77%	0.20%	1.20%	(8.39)%	(15.74)%
2021	323	11.84	11.41	3,757	5.22%	0.20%	1.20%	4.23%	(2.23)%
2020	286	11.36	11.67	3,298	3.83%	0.00%	1.20%	5.31%	6.39%
2019	232	10.79	10.97	2,511	4.22%	0.20%	1.20%	8.91%	10.00%
Delaware Ivy VIP Energy, Class II
2023	189	8.24	9.16	1,626	2.52%	0.20%	1.20%	3.81%	2.78%
2022	333	7.94	8.91	2,856	2.85%	0.20%	1.20%	51.80%	40.78%
2021	286	6.33	5.23	1,620	1.94%	0.20%	1.20%	48.24%	40.21%
2020	174	4.27	3.73	715	2.34%	0.00%	1.20%	(37.55)%	(36.98)%
2019	121	6.84	5.92	823	0.00%	0.20%	1.20%	2.24%	3.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return(c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Delaware VIP Emerging Markets, Service Class
2023	154	$14.04	$12.73	$2,011	1.32%	0.20%	1.20%	13.22%	12.10%
2022	202	12.40	11.36	2,352	3.99%	0.20%	1.20%	(8.81)%	(38.90)%
2021	268	18.59	13.60	4,355	0.06%	0.20%	1.20%	11.72%	(23.64)%
2020	276	16.64	17.81	4,683	0.51%	0.00%	1.20%	23.21%	24.44%
2019	343	11.53	14.31	4,739	0.42%	0.20%	1.20%	20.80%	22.01%
Delaware VIP International Series, Service Class
2023	21	9.76	9.76	206	1.24%	1.20%	1.20%	11.93%	11.93%
2022	40	8.72	8.72	348	1.29%	1.20%	1.20%	(18.55)%	(19.38)%
2021	44	10.82	10.71	476	0.95%	0.20%	1.20%	6.39%	5.31%
2020	55	10.17	10.17	558	0.00%	0.00%	1.20%	1.70%	1.70%
Delaware VIP Small Cap Value Series, Service Class
2023	106	14.65	16.25	1,807	0.68%	0.20%	1.20%	8.88%	7.80%
2022	188	13.46	15.08	2,891	0.54%	0.20%	1.20%	(11.63)%	(48.17)%
2021	245	29.09	15.23	4,356	0.62%	0.20%	1.20%	121.22%	32.43%
2020	254	13.15	11.50	3,402	1.11%	0.00%	1.20%	(3.32)%	(2.34)%
2019	285	13.60	11.78	4,031	0.78%	0.20%	1.20%	26.20%	27.46%
Dimensional VA Equity Allocation Portfolio, Institutional
2023	44	17.69	17.69	781	2.22%	0.55%	0.55%	19.49%	19.49%
2022	44	14.80	14.80	654	1.80%	0.55%	0.55%	(13.65)%	(14.15)%
2021	44	17.24	17.14	762	2.16%	0.55%	0.75%	23.67%	22.96%
2020	44	13.94	13.94	617	1.98%	1.00%	0.55%	11.51%	11.51%
2019	45	12.50	12.50	562	1.87%	0.55%	0.55%	24.96%	24.96%
Dimensional VA Global Bond Portfolio
2023	7	10.00	10.00	70	3.98%	0.55%	0.55%	4.48%	4.48%
2022	7	9.58	9.58	67	1.53%	0.55%	0.55%	(6.30)%	(6.85)%
2021	8	10.28	10.22	77	0.75%	0.55%	0.75%	(1.15)%	(2.20)%
2020	7	10.40	10.45	75	0.01%	1.00%	0.75%	0.71%	0.92%
2019	19	10.33	10.35	201	4.53%	0.55%	0.75%	3.31%	3.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Dimensional VA Global Moderate Allocation Portfolio, Institutional
2023	22	$14.91	$14.91	$327	2.72%	0.55%	0.55%	14.10%	14.10%
2022	22	13.07	13.07	286	1.47%	0.55%	0.55%	(10.93)%	(11.47)%
2021	22	14.76	14.67	323	1.48%	0.55%	0.75%	13.63%	12.93%
2020	22	12.99	12.99	285	3.43%	1.00%	0.55%	10.66%	10.66%
2019	6	11.74	11.74	67	2.31%	0.55%	0.55%	17.38%	17.38%
Dimensional VA International Small Portfolio
2023	67	11.84	10.67	754	2.88%	0.55%	1.55%	13.49%	12.36%
2022	87	10.44	9.50	871	2.53%	0.55%	1.55%	(10.88)%	(25.47)%
2021	94	12.74	11.71	1,156	2.59%	0.55%	1.55%	22.74%	4.74%
2020	97	10.38	11.18	1,048	2.33%	1.00%	1.55%	7.69%	8.79%
2019	106	9.64	10.28	1,053	2.73%	0.55%	1.55%	21.99%	23.21%
Dimensional VA International Value Portfolio
2023	99	12.91	11.56	1,226	4.55%	0.55%	1.55%	17.21%	16.05%
2022	118	11.01	9.96	1,236	3.85%	0.55%	1.55%	5.07%	(13.18)%
2021	125	11.47	10.48	1,365	3.96%	0.55%	1.55%	27.30%	7.38%
2020	130	9.01	9.76	1,215	2.54%	1.00%	1.55%	(3.25)%	(2.27)%
2019	157	9.31	9.99	1,502	3.69%	0.55%	1.55%	14.08%	15.23%
Dimensional VA Short-Term Fixed Portfolio
2023	3	10.39	10.39	34	3.86%	0.55%	0.55%	4.41%	4.41%
2022	3	9.95	9.95	33	0.53%	0.55%	0.55%	(1.06)%	(1.74)%
2021	9	10.13	10.06	94	0.01%	0.55%	0.75%	(0.30)%	(1.37)%
2020	4	10.16	10.20	37	0.58%	1.00%	0.75%	(0.20)%	0.00%
2019	4	10.18	10.20	44	0.64%	0.55%	0.75%	1.75%	1.96%
Dimensional VA US Large Value Portfolio
2023	225	15.21	13.32	3,255	2.02%	0.55%	1.55%	10.32%	9.22%
2022	272	13.79	12.19	3,563	2.18%	0.55%	1.55%	5.92%	(16.38)%
2021	298	14.58	13.02	4,155	1.75%	0.55%	1.55%	40.06%	12.82%
2020	351	10.41	11.54	3,847	2.50%	1.00%	1.55%	(2.93)%	(1.88)%
2019	345	10.72	11.76	3,852	2.17%	0.55%	1.55%	23.86%	25.10%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Dimensional VA US Targeted Value Portfolio
2023	142	$17.37	$15.69	$2,281	1.42%	0.55%	1.55%	19.38%	18.19%
2022	171	14.55	13.27	2,327	1.29%	0.55%	1.55%	3.41%	(13.07)%
2021	175	15.27	14.07	2,521	1.43%	0.55%	1.55%	49.27%	28.03%
2020	175	10.23	10.99	1,827	2.01%	1.00%	1.55%	2.33%	3.43%
2019	181	10.00	10.63	1,841	1.58%	0.55%	1.55%	20.67%	21.88%
DWS Capital Growth VIP, Class B
2023	34	27.04	25.27	1,435	0.00%	0.20%	1.20%	37.90%	36.53%
2022	62	19.61	24.24	1,924	0.00%	0.20%	1.20%	(27.68)%	(55.14)%
2021	65	54.02	27.11	2,888	0.00%	0.20%	1.20%	84.12%	16.50%
2020	67	29.34	23.27	2,422	0.28%	0.00%	1.20%	37.04%	38.40%
2019	75	21.41	16.81	1,990	0.16%	0.20%	1.20%	35.17%	36.51%
DWS CROCI U.S. VIP, Class B
2023	3	21.75	15.18	49	1.39%	0.25%	1.00%	20.07%	19.18%
2022	3	18.11	12.74	43	1.59%	0.25%	1.00%	20.68%	(40.85)%
2021	3	21.53	15.01	60	1.64%	0.25%	1.20%	78.97%	(12.22)%
2020	5	12.03	17.10	79	2.33%	0.00%	1.20%	(13.48)%	(12.64)%
2019	8	13.90	19.57	135	1.57%	0.25%	1.20%	30.90%	32.15%
DWS Global Small Cap VIP, Class B
2023	2	20.99	12.33	30	0.60%	0.25%	1.20%	23.89%	22.72%
2022	2	16.94	10.05	24	0.25%	0.25%	1.20%	26.25%	(55.17)%
2021	2	22.41	13.42	34	0.07%	0.20%	1.20%	89.27%	(31.53)%
2020	2	11.84	19.60	30	0.63%	0.00%	1.20%	15.55%	16.66%
2019	2	10.25	16.80	25	0.00%	0.25%	1.20%	19.63%	20.78%
DWS Small Mid Cap Value VIP, Class B
2023	12	23.79	16.03	289	0.80%	0.25%	1.00%	14.30%	13.45%
2022	12	20.82	14.13	257	0.46%	0.25%	1.00%	24.36%	(43.23)%
2021	12	24.89	16.74	307	0.86%	0.25%	1.20%	88.28%	(12.72)%
2020	12	13.22	19.18	237	1.21%	0.00%	1.00%	(2.09)%	(1.36)%
2019	12	13.50	19.45	240	0.36%	0.25%	1.00%	19.79%	20.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Eaton Vance VT Floating-Rate Income, Initial Class
2023	422	$12.48	$12.14	$5,185	8.18%	0.20%	1.20%	10.99%	9.89%
2022	802	11.24	11.05	8,946	4.63%	0.20%	1.20%	(2.00)%	(8.94)%
2021	786	12.13	11.47	9,089	2.87%	0.20%	1.20%	8.01%	2.41%
2020	577	11.23	11.20	6,494	3.53%	0.00%	1.20%	0.80%	1.82%
2019	657	11.14	11.00	7,311	4.31%	0.20%	1.20%	5.80%	6.87%
Empower Aggressive Profile Fund, Investor Class
2023	346	16.69	15.62	5,530	2.83%	0.20%	1.20%	16.71%	15.55%
2022	489	14.30	13.52	6,718	1.53%	0.20%	1.20%	(11.26)%	(20.03)%
2021	538	16.90	16.12	8,772	5.36%	0.20%	1.20%	23.72%	13.76%
2020	632	13.66	14.17	8,708	1.75%	0.00%	1.20%	10.67%	11.73%
2019	626	12.34	12.68	7,776	1.97%	0.20%	1.20%	24.59%	25.85%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	69	15.97	14.90	1,176	2.39%	0.20%	1.20%	10.23%	9.13%
2022	85	14.49	13.65	1,302	4.88%	0.20%	1.20%	(8.72)%	(57.62)%
2021	110	32.21	15.87	1,910	2.26%	0.20%	1.20%	153.02%	19.86%
2020	99	12.73	13.24	1,388	2.76%	0.00%	1.20%	7.80%	8.83%
2019	104	11.81	12.17	1,357	1.33%	0.20%	1.20%	22.84%	24.07%
Empower Bond Index Fund, Investor Class
2023	1,541	10.37	9.74	15,841	2.05%	0.20%	1.20%	4.81%	3.77%
2022	1,516	9.90	9.38	14,866	1.15%	0.20%	1.20%	(10.01)%	(24.40)%
2021	1,771	12.41	11.00	20,202	0.80%	0.20%	1.20%	6.07%	(6.78)%
2020	2,060	11.70	11.80	24,244	1.56%	0.00%	1.20%	5.89%	6.94%
2019	2,143	10.77	11.03	23,821	1.08%	0.20%	1.20%	6.80%	7.86%
Empower Conservative Profile Fund, Class L
2023	537	12.27	11.48	6,251	1.99%	0.20%	1.20%	7.82%	6.75%
2022	630	11.38	10.76	6,853	1.08%	0.20%	1.20%	(6.08)%	(15.31)%
2021	718	12.70	12.12	8,766	1.52%	0.20%	1.20%	9.86%	1.08%
2020	770	11.56	11.99	8,948	1.17%	0.00%	1.20%	6.63%	7.74%
2019	596	10.84	11.13	6,491	1.50%	0.20%	1.20%	9.89%	10.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Conservative Profile Fund, Investor Class
2023	676	$12.47	$11.66	$8,089	2.88%	0.20%	1.20%	8.03%	6.96%
2022	763	11.54	10.90	8,495	1.59%	0.20%	1.20%	(5.79)%	(15.08)%
2021	1,193	12.84	12.25	14,827	2.39%	0.20%	1.20%	10.12%	1.24%
2020	1,216	11.66	12.10	14,326	2.11%	0.00%	1.20%	6.97%	8.00%
2019	1,323	10.90	11.20	14,533	2.25%	0.20%	1.20%	10.21%	11.32%
Empower Core Bond Fund, Investor Class
2023	617	10.65	10.11	6,704	2.24%	0.20%	1.20%	5.99%	4.94%
2022	684	10.05	9.63	6,984	1.12%	0.20%	1.20%	(12.04)%	(26.55)%
2021	806	13.11	11.42	9,636	0.79%	0.20%	1.20%	11.57%	(4.91)%
2020	796	11.75	12.01	9,690	3.14%	0.00%	1.20%	6.77%	7.81%
2019	478	11.00	11.14	5,327	2.49%	0.20%	1.20%	7.88%	8.98%
Empower Emerging Markets Equity Fund, Investor Class
2023	70	9.65	9.12	669	1.92%	0.20%	1.20%	9.45%	8.37%
2022	91	8.82	8.42	789	1.20%	0.20%	1.20%	(19.60)%	(26.03)%
2021	86	11.38	10.97	962	1.34%	0.20%	1.20%	(2.07)%	(8.05)%
2020	86	11.62	11.93	1,014	2.12%	0.00%	1.20%	18.17%	19.31%
2019	100	9.83	10.00	987	0.74%	0.20%	1.20%	20.22%	21.42%
Empower Global Bond Fund, Investor Class
2023	302	9.23	8.27	2,631	0.87%	0.20%	1.20%	4.92%	3.88%
2022	388	8.79	7.96	3,232	0.76%	0.20%	1.20%	(5.97)%	(31.01)%
2021	440	11.54	9.35	4,333	0.07%	0.20%	1.20%	13.03%	(15.46)%
2020	499	10.21	11.06	5,298	1.18%	0.00%	1.20%	5.09%	5.11%
2019	519	9.72	10.52	5,270	3.86%	0.20%	1.20%	2.84%	3.86%
Empower Government Money Market Fund, Investor Class
2023	4,395	10.84	9.93	45,713	4.44%	0.20%	1.20%	4.33%	3.30%
2022	5,312	10.39	9.62	53,115	1.28%	0.20%	1.20%	10.30%	(6.55)%
2021	4,098	10.29	9.42	40,446	0.01%	0.20%	1.20%	5.76%	(8.63)%
2020	4,542	9.73	10.31	45,458	0.29%	0.00%	1.20%	(0.91)%	0.05%
2019	3,785	9.62	10.30	38,071	1.75%	0.20%	1.20%	0.54%	1.55%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower High Yield Bond Fund, Class I
2023	77	$13.01	$12.79	$1,004	5.16%	0.20%	1.20%	10.91%	9.81%
2022	117	11.73	11.65	1,385	3.09%	0.20%	1.20%	(11.08)%	(35.63)%
2021	139	18.10	13.19	1,873	3.04%	0.20%	1.20%	38.70%	2.41%
2020	146	13.05	12.88	1,940	3.95%	0.00%	1.20%	9.50%	10.56%
2019	193	11.92	11.65	2,426	5.56%	0.20%	1.20%	13.04%	14.17%
Empower Inflation-Protected Securities Fund, Investor Class
2023	45	11.26	10.64	485	3.98%	0.20%	1.20%	4.55%	3.51%
2022	59	10.77	10.28	621	4.97%	0.20%	1.20%	(5.71)%	(13.27)%
2021	62	11.85	11.42	713	2.33%	0.20%	1.20%	7.43%	0.79%
2020	49	11.03	11.33	548	1.26%	0.00%	1.20%	6.28%	7.40%
2019	39	10.38	10.55	402	1.53%	0.20%	1.20%	5.08%	6.14%
Empower International Growth Fund, Investor Class
2023	91	15.37	13.38	1,230	0.00%	0.20%	1.20%	16.31%	15.16%
2022	149	13.22	11.62	1,707	0.00%	0.20%	1.20%	(17.70)%	(54.43)%
2021	185	25.50	16.06	3,059	0.13%	0.20%	1.20%	58.19%	(10.63)%
2020	190	16.12	17.97	2,978	0.00%	0.00%	1.20%	26.82%	28.07%
2019	207	12.09	14.03	2,659	0.13%	0.20%	1.20%	32.47%	33.79%
Empower International Index Fund, Investor Class
2023	752	15.32	12.81	11,317	2.13%	0.20%	1.20%	17.28%	16.12%
2022	949	13.06	11.03	11,992	1.56%	0.20%	1.20%	(0.31)%	(45.25)%
2021	1,129	20.15	13.10	16,726	2.16%	0.20%	1.20%	64.89%	(5.69)%
2020	1,072	12.22	13.89	14,512	1.87%	0.00%	1.20%	6.25%	7.31%
2019	1,100	11.26	12.94	13,930	2.48%	0.20%	1.20%	19.80%	21.00%
Empower International Value Fund, Investor Class
2023	227	15.65	16.12	3,808	1.35%	0.20%	1.20%	17.79%	16.62%
2022	281	13.28	13.83	3,924	1.11%	0.20%	1.20%	(10.25)%	(40.46)%
2021	320	23.22	14.80	5,242	1.58%	0.20%	1.20%	54.18%	4.30%
2020	357	15.06	14.19	5,319	1.07%	0.00%	1.20%	8.45%	9.55%
2019	386	13.89	12.95	5,366	1.31%	0.20%	1.20%	20.61%	21.83%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Large Cap Growth Fund, Investor Class
2023	208	$30.67	$29.38	$6,270	0.10%	0.20%	1.20%	33.31%	31.99%
2022	248	23.00	22.26	5,618	0.36%	0.20%	1.20%	(21.52)%	(28.07)%
2021	266	30.94	29.31	7,874	0.86%	0.20%	1.20%	26.03%	17.85%
2020	310	24.55	24.87	7,671	2.96%	0.00%	1.20%	39.80%	41.15%
2019	263	17.56	17.62	4,642	0.19%	0.20%	1.20%	34.59%	35.94%
Empower Large Cap Value Fund, Investor Class
2023	245	14.99	14.38	3,563	0.03%	0.20%	1.20%	12.05%	10.94%
2022	448	13.38	12.96	5,871	0.05%	0.20%	1.20%	(1.64)%	(6.77)%
2021	442	13.90	13.60	6,042	0.37%	0.20%	1.20%	27.29%	23.08%
2020	383	10.92	11.05	4,196	0.07%	0.00%	1.20%	2.46%	3.48%
2019	422	10.66	10.68	4,499	0.00%	0.20%	1.20%	6.59%	6.78%
Empower Lifetime 2015 Fund, Investor Class
2023	67	14.06	13.54	948	2.80%	0.20%	1.20%	10.11%	9.02%
2022	81	12.77	12.42	1,047	1.85%	0.20%	1.20%	(10.89)%	(17.85)%
2021	112	15.12	14.33	1,645	2.13%	0.20%	1.20%	13.09%	6.38%
2020	115	13.37	13.47	1,558	1.98%	0.00%	1.20%	9.67%	10.77%
2019	113	12.19	12.16	1,387	1.46%	0.20%	1.20%	13.80%	14.94%
Empower Lifetime 2020 Fund, Investor Class
2023	85	14.40	13.97	1,213	2.22%	0.20%	1.20%	10.75%	9.65%
2022	191	13.01	12.74	2,446	1.86%	0.20%	1.20%	(12.18)%	(18.50)%
2021	263	15.63	14.81	3,900	2.28%	0.20%	1.20%	13.84%	7.79%
2020	268	13.73	13.74	3,678	2.15%	0.00%	1.20%	10.03%	11.09%
2019	261	12.48	12.37	3,241	1.91%	0.20%	1.20%	15.06%	16.20%
Empower Lifetime 2025 Fund, Investor Class
2023	202	14.93	14.48	3,011	2.08%	0.20%	1.20%	11.69%	10.58%
2022	334	13.37	13.10	4,456	1.62%	0.20%	1.20%	(13.09)%	(19.35)%
2021	378	16.24	15.38	5,890	2.11%	0.20%	1.20%	14.93%	8.77%
2020	410	14.13	14.14	5,842	2.06%	0.00%	1.20%	10.93%	12.02%
2019	418	12.74	12.62	5,361	1.49%	0.20%	1.20%	16.60%	17.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Lifetime 2030 Fund, Investor Class
2023	126	$15.56	$15.27	$1,939	2.35%	0.20%	1.20%	12.84%	11.72%
2022	164	13.79	13.67	2,249	1.79%	0.20%	1.20%	(13.95)%	(20.04)%
2021	183	17.09	16.02	2,970	2.48%	0.20%	1.20%	16.34%	10.25%
2020	199	14.69	14.53	2,923	2.23%	0.00%	1.20%	11.29%	12.43%
2019	193	13.20	12.92	2,546	1.99%	0.20%	1.20%	18.57%	19.76%
Empower Lifetime 2035 Fund, Investor Class
2023	115	16.30	15.95	1,949	1.99%	0.20%	1.20%	14.17%	13.04%
2022	122	14.28	14.11	1,811	1.39%	0.20%	1.20%	(14.95)%	(21.03)%
2021	141	17.87	16.79	2,470	2.17%	0.20%	1.20%	18.34%	12.16%
2020	151	15.10	14.97	2,354	2.03%	0.00%	1.20%	11.92%	13.10%
2019	160	13.49	13.24	2,212	1.43%	0.20%	1.20%	20.72%	21.92%
Empower Lifetime 2040 Fund, Investor Class
2023	10	16.87	16.71	175	1.86%	0.20%	1.20%	15.50%	14.35%
2022	16	14.60	14.61	237	1.62%	0.20%	1.20%	(15.63)%	(21.62)%
2021	17	18.64	17.31	307	3.17%	0.20%	1.20%	20.03%	13.73%
2020	14	15.53	15.22	211	2.20%	0.00%	1.20%	12.23%	13.37%
2019	29	13.84	13.84	396	1.42%	1.20%	1.20%	22.35%	22.35%
Empower Lifetime 2045 Fund, Investor Class
2023	20	18.17	16.89	344	0.92%	0.25%	1.20%	16.44%	15.34%
2022	72	14.77	14.65	1,067	1.36%	0.20%	1.20%	(16.14)%	(22.14)%
2021	71	18.81	17.61	1,264	2.22%	0.20%	1.20%	21.04%	14.65%
2020	84	15.54	15.36	1,316	2.09%	0.00%	1.20%	12.55%	13.66%
2019	60	13.81	14.31	833	1.35%	0.25%	1.20%	23.10%	24.28%
Empower Lifetime 2050 Fund, Investor Class
2023	32	17.28	17.12	550	2.19%	0.20%	1.20%	16.82%	15.66%
2022	34	14.79	14.81	506	1.51%	0.20%	1.20%	(16.30)%	(22.24)%
2021	41	19.04	17.67	732	3.17%	0.20%	1.20%	21.12%	14.81%
2020	37	15.72	15.39	576	2.20%	0.00%	1.20%	12.61%	13.77%
2019	38	13.96	13.53	523	2.24%	0.20%	1.20%	23.34%	24.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Lifetime 2055 Fund, Investor Class
2023	26	$16.97	$16.88	$439	1.15%	0.40%	1.20%	16.59%	15.66%
2022	53	14.55	14.59	767	0.96%	0.40%	1.20%	(17.46)%	(22.42)%
2021	59	18.81	17.63	1,056	1.12%	0.20%	1.20%	21.04%	14.70%
2020	127	15.54	15.37	1,962	2.47%	0.00%	1.20%	12.58%	13.76%
2019	99	13.80	13.51	1,368	1.08%	0.20%	1.20%	23.22%	24.45%
Empower Mid Cap Value Fund, Investor Class
2023	91	16.07	16.69	1,518	0.40%	0.20%	1.20%	14.92%	13.78%
2022	151	13.98	14.67	2,213	0.61%	0.20%	1.20%	(11.06)%	(17.63)%
2021	172	17.81	15.72	2,885	16.08%	0.20%	1.20%	34.62%	28.64%
2020	225	13.23	12.22	2,936	0.80%	0.00%	1.20%	(1.53)%	(0.56)%
2019	264	13.44	12.29	3,508	0.19%	0.20%	1.20%	19.06%	20.25%
Empower Moderate Profile Fund, Class L
2023	8,677	14.16	13.24	115,392	1.83%	0.20%	1.20%	11.42%	10.31%
2022	10,996	12.71	12.00	132,411	1.77%	0.20%	1.20%	(8.13)%	(17.15)%
2021	11,895	14.49	13.83	164,924	1.92%	0.20%	1.20%	15.46%	6.22%
2020	12,695	12.55	13.02	159,585	1.00%	0.00%	1.20%	9.68%	10.79%
2019	13,418	11.44	11.75	153,645	0.94%	0.20%	1.20%	15.83%	16.99%
Empower Moderate Profile Fund, Investor Class
2023	3,976	14.39	13.46	54,069	3.26%	0.20%	1.20%	11.71%	10.60%
2022	5,289	12.88	12.17	64,814	2.18%	0.20%	1.20%	(7.98)%	(17.03)%
2021	6,344	14.67	14.00	89,306	3.33%	0.20%	1.20%	15.97%	6.63%
2020	6,948	12.65	13.13	88,281	1.61%	0.00%	1.20%	9.94%	10.98%
2019	7,381	11.51	11.83	85,209	2.00%	0.20%	1.20%	16.12%	17.28%
Empower Moderately Aggressive Profile Fund, Investor Class
2023	896	15.14	14.16	13,020	2.15%	0.20%	1.20%	13.38%	12.25%
2022	1,067	13.35	12.62	13,736	1.49%	0.20%	1.20%	(9.10)%	(18.07)%
2021	1,251	15.40	14.69	18,673	4.39%	0.20%	1.20%	18.28%	8.81%
2020	1,309	13.02	13.50	17,283	2.15%	0.00%	1.20%	10.39%	11.50%
2019	1,442	11.79	12.11	17,189	1.62%	0.20%	1.20%	18.90%	20.11%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Moderately Conservative Profile Fund, Class L
2023	1,348	$13.14	$12.29	$16,723	2.21%	0.20%	1.20%	9.40%	8.31%
2022	1,642	12.01	11.35	18,775	1.17%	0.20%	1.20%	(6.97)%	(16.07)%
2021	1,754	13.52	12.91	22,777	2.28%	0.20%	1.20%	12.67%	3.69%
2020	1,921	12.00	12.45	23,129	0.69%	0.00%	1.20%	7.88%	8.98%
2019	1,869	11.12	11.42	20,833	1.42%	0.20%	1.20%	12.79%	13.91%
Empower Moderately Conservative Profile Fund, Investor Class
2023	1,370	13.37	12.51	17,469	2.96%	0.20%	1.20%	9.68%	8.59%
2022	1,712	12.19	11.52	19,991	1.68%	0.20%	1.20%	(6.71)%	(15.91)%
2021	1,942	13.70	13.07	25,655	3.02%	0.20%	1.20%	13.04%	3.90%
2020	2,034	12.12	12.58	24,853	1.35%	0.00%	1.20%	8.26%	9.38%
2019	2,092	11.20	11.50	23,559	1.97%	0.20%	1.20%	13.09%	14.23%
Empower Multi-Sector Bond Fund, Investor Class
2023	388	11.93	11.57	4,827	2.95%	0.20%	1.20%	7.67%	6.60%
2022	539	11.08	10.86	6,207	2.20%	0.20%	1.20%	(10.61)%	(34.21)%
2021	653	16.50	12.40	8,480	2.34%	0.20%	1.20%	32.64%	(0.40)%
2020	665	12.44	12.45	8,643	3.33%	0.00%	1.20%	7.81%	8.85%
2019	744	11.54	11.44	8,994	1.63%	0.20%	1.20%	10.41%	11.52%
Empower Real Estate Index Fund, Investor Class
2023	244	12.60	15.28	3,220	1.65%	0.20%	1.20%	13.08%	11.96%
2022	380	11.14	13.64	4,469	1.60%	0.20%	1.20%	(25.79)%	(28.60)%
2021	496	19.11	15.01	7,932	0.62%	0.20%	1.20%	45.21%	42.55%
2020	433	13.16	10.53	4,851	1.80%	0.00%	1.20%	(12.63)%	(11.74)%
2019	435	15.06	11.93	5,601	0.89%	0.20%	1.20%	20.94%	22.16%
Empower S&P 500 Index Fund, Investor Class
2023	3,333	22.97	27.75	84,332	0.44%	0.20%	1.20%	25.36%	24.12%
2022	4,244	18.32	22.36	85,278	0.36%	0.20%	1.20%	(17.88)%	(46.66)%
2021	5,130	41.92	22.31	126,282	0.37%	0.20%	1.20%	91.07%	26.62%
2020	5,795	21.94	17.62	111,675	0.80%	0.00%	1.20%	16.36%	17.54%
2019	6,042	15.41	27.90	100,827	0.70%	0.25%	1.20%	29.28%	30.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower S&P Mid Cap 400 Index Fund, Investor Class
2023	839	$17.76	$21.16	$16,307	0.44%	0.20%	1.20%	15.53%	14.38%
2022	1,204	15.38	18.50	20,215	0.42%	0.20%	1.20%	(12.84)%	(45.78)%
2021	1,467	34.12	17.64	28,567	1.39%	0.20%	1.20%	92.99%	22.50%
2020	1,526	17.68	14.40	24,271	1.07%	0.00%	1.20%	11.73%	12.85%
2019	1,829	15.82	12.76	26,153	0.30%	0.20%	1.20%	23.99%	25.24%
Empower S&P Small Cap 600 Index Fund, Investor Class
2023	891	16.66	17.81	16,979	0.53%	0.20%	1.20%	15.24%	14.09%
2022	1,275	14.46	15.61	21,322	0.46%	0.20%	1.20%	(15.82)%	(55.81)%
2021	1,626	35.32	17.18	32,282	2.04%	0.20%	1.20%	103.46%	24.40%
2020	1,549	17.36	13.81	25,009	1.57%	0.00%	1.20%	9.61%	10.73%
2019	1,799	15.84	12.47	26,632	0.61%	0.20%	1.20%	20.82%	22.05%
Empower SecureFoundation Balanced Fund, Class L
2023	15,247	14.92	15.60	223,429	2.19%	0.20%	1.20%	12.67%	11.55%
2022	18,857	13.24	13.98	247,533	1.59%	0.20%	1.20%	(12.73)%	(37.30)%
2021	21,444	22.30	15.17	333,517	2.00%	0.20%	1.20%	47.00%	7.74%
2020	23,436	15.17	14.08	332,540	2.20%	0.00%	1.20%	12.19%	13.32%
2019	24,181	12.37	17.83	305,828	1.98%	0.25%	1.20%	16.07%	17.17%
Empower Short Duration Bond Fund, Investor Class
2023	752	11.29	10.49	8,380	2.31%	0.20%	1.20%	5.46%	4.41%
2022	631	10.70	10.05	6,643	1.48%	0.20%	1.20%	0.88%	(16.86)%
2021	672	12.09	10.61	7,412	1.00%	0.20%	1.20%	12.47%	(5.52)%
2020	870	10.75	11.23	9,629	2.23%	0.00%	1.20%	3.51%	4.42%
2019	734	10.39	10.75	7,891	2.09%	0.20%	1.20%	4.14%	5.19%
Empower Small Cap Growth Fund, Investor Class
2023	152	19.91	20.48	3,054	0.00%	0.20%	1.20%	15.53%	14.38%
2022	61	17.23	17.90	1,093	0.52%	0.20%	1.20%	(24.76)%	(30.12)%
2021	75	25.62	22.90	1,831	6.09%	0.20%	1.20%	18.61%	12.42%
2020	107	21.60	20.37	2,302	8.97%	0.00%	1.20%	35.24%	36.65%
2019	120	15.97	14.91	1,882	0.00%	0.20%	1.20%	25.77%	27.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Small Cap Value Fund, Investor Class
2023	170	$16.16	$19.29	$2,974	0.05%	0.20%	1.20%	17.58%	16.41%
2022	220	13.74	16.57	3,287	0.05%	0.20%	1.20%	(9.28)%	(43.88)%
2021	262	29.53	15.15	4,327	3.59%	0.20%	1.20%	104.50%	29.05%
2020	234	14.44	11.74	3,024	0.00%	0.00%	1.20%	14.32%	2.96%
2019	192	12.63	11.40	2,484	0.00%	0.20%	1.20%	23.18%	24.41%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	508	20.76	24.94	10,678	0.00%	0.20%	1.20%	19.68%	18.49%
2022	708	17.35	21.05	12,610	0.02%	0.20%	1.20%	(19.99)%	(51.08)%
2021	867	43.03	21.68	20,156	0.18%	0.20%	1.20%	76.93%	10.39%
2020	945	24.32	19.64	19,346	0.00%	0.00%	1.20%	22.64%	23.86%
2019	1,030	19.83	15.86	17,101	0.01%	0.20%	1.20%	29.71%	31.02%
Empower U.S. Government Securities Fund, Investor Class
2023	179	10.22	9.54	1,796	2.40%	0.20%	1.20%	4.24%	3.20%
2022	258	9.81	9.24	2,467	1.37%	0.20%	1.20%	(7.83)%	(22.85)%
2021	269	11.98	10.64	2,949	0.62%	0.20%	1.20%	8.91%	(7.07)%
2020	380	11.00	11.45	4,285	0.91%	0.00%	1.20%	4.61%	5.68%
2019	175	10.52	10.83	1,905	1.55%	0.20%	1.20%	4.85%	5.91%
Federated Hermes High Income Bond Fund II, Service Shares
2023	57	12.21	11.42	671	5.30%	0.20%	1.20%	12.25%	11.13%
2022	66	10.88	10.28	698	5.59%	0.20%	1.20%	(7.90)%	(16.92)%
2021	86	12.37	11.81	1,040	4.60%	0.20%	1.20%	8.13%	(0.51)%
2020	90	11.44	11.87	1,047	6.24%	0.00%	1.20%	4.21%	5.24%
2019	116	10.98	11.28	1,285	5.51%	0.20%	1.20%	12.78%	13.91%
Fidelity VIP Asset Manager Portfolio, Initial Class
2023	18	68.74	65.29	1,198	2.37%	1.25%	1.40%	11.54%	11.38%
2022	19	61.63	58.62	1,108	2.02%	1.25%	1.40%	(6.30)%	(20.10)%
2021	21	73.36	65.77	1,494	1.58%	1.25%	1.55%	13.79%	(2.68)%
2020	23	64.47	67.58	1,481	1.58%	1.00%	1.40%	13.28%	13.44%
2019	25	56.91	59.57	1,426	1.81%	1.25%	1.40%	16.61%	16.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Balanced Portfolio, Service Class 2
2023	2,005	$18.22	$17.04	$35,435	1.48%	0.20%	1.20%	20.99%	19.79%
2022	2,488	15.06	14.23	36,458	1.03%	0.20%	1.20%	(14.45)%	(22.85)%
2021	2,854	18.44	17.60	51,465	0.74%	0.20%	1.20%	22.12%	12.39%
2020	2,786	15.10	15.66	42,868	1.37%	0.00%	1.20%	20.67%	21.88%
2019	2,563	12.51	12.85	32,539	1.62%	0.20%	1.20%	22.64%	23.87%
Fidelity VIP Contrafund Portfolio
2023	9	163.34	156.39	1,435	0.49%	1.25%	1.40%	31.80%	31.60%
2022	9	123.93	118.84	1,144	0.50%	1.25%	1.40%	(21.02)%	(30.22)%
2021	10	170.30	156.91	1,649	0.06%	1.25%	1.55%	31.26%	16.32%
2020	10	129.74	134.89	1,333	0.27%	1.00%	1.40%	28.76%	28.95%
2019	11	100.76	104.61	1,139	0.45%	1.25%	1.40%	29.75%	29.95%
Fidelity VIP Government Money Market Portfolio, Initial Class
2023	45	15.39	14.76	666	4.81%	1.25%	1.40%	3.59%	3.44%
2022	39	14.85	14.27	564	1.52%	1.25%	1.40%	21.74%	(3.77)%
2021	35	14.83	12.20	505	0.01%	1.25%	1.55%	2.49%	(18.72)%
2020	39	14.47	15.01	562	0.31%	1.00%	1.40%	(1.05)%	(0.92)%
2019	42	14.62	15.15	626	1.97%	1.25%	1.40%	0.60%	0.74%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2023	2	118.63	113.58	269	0.00%	1.25%	1.40%	43.85%	43.63%
2022	4	82.47	79.08	290	0.00%	1.25%	1.40%	(33.91)%	(41.43)%
2021	6	135.01	124.77	795	0.00%	1.25%	1.55%	14.95%	2.17%
2020	6	117.45	122.12	764	0.02%	1.00%	1.40%	66.32%	66.56%
2019	8	70.62	73.32	542	0.16%	1.25%	1.40%	38.88%	39.09%
Fidelity VIP Growth Portfolio, Initial Class
2023	12	323.88	306.26	3,627	0.13%	1.25%	1.40%	34.55%	34.35%
2022	13	240.72	227.96	2,883	0.62%	1.25%	1.40%	(16.60)%	(29.35)%
2021	13	322.65	288.63	3,978	0.00%	1.25%	1.55%	28.11%	8.86%
2020	13	251.85	265.15	3,348	0.08%	1.00%	1.40%	41.90%	42.11%
2019	15	177.49	186.58	2,595	0.26%	1.25%	1.40%	32.45%	32.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP High Income Portfolio, Initial Class
2023	2	$68.03	$64.23	$118	4.97%	1.25%	1.40%	9.11%	8.95%
2022	2	62.36	53.38	135	5.03%	1.25%	1.55%	1.94%	(25.07)%
2021	2	71.24	61.17	163	5.15%	1.25%	1.55%	19.73%	(11.46)%
2020	3	59.50	69.09	180	4.64%	1.00%	1.55%	1.16%	1.47%
2019	4	58.82	68.09	266	5.17%	1.25%	1.55%	13.33%	13.68%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	2	687.02	655.44	1,533	1.42%	1.25%	1.40%	24.63%	24.45%
2022	3	551.24	478.36	1,498	1.44%	1.25%	1.55%	(7.20)%	(29.91)%
2021	3	682.46	594.01	1,968	1.26%	1.25%	1.55%	45.45%	10.52%
2020	3	469.20	537.45	1,595	1.91%	1.00%	1.55%	16.42%	16.77%
2019	3	403.02	460.26	1,508	1.98%	1.25%	1.55%	29.33%	29.72%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2023	164	17.17	16.06	2,712	0.14%	0.20%	1.20%	26.93%	25.67%
2022	213	13.53	12.78	2,775	0.08%	0.20%	1.20%	(23.19)%	(30.77)%
2021	276	18.46	17.61	4,945	0.00%	0.20%	1.20%	16.10%	6.73%
2020	264	15.90	16.50	4,232	0.16%	0.00%	1.20%	20.47%	21.66%
2019	269	13.20	13.56	3,569	0.32%	0.20%	1.20%	31.35%	32.67%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2023	4	34.76	33.24	134	2.24%	1.25%	1.40%	4.89%	4.73%
2022	6	33.14	31.74	201	2.23%	1.25%	1.40%	(10.38)%	(19.74)%
2021	7	39.55	36.98	245	2.03%	1.25%	1.55%	4.82%	(5.86)%
2020	7	37.73	39.28	253	2.85%	1.00%	1.40%	7.87%	8.02%
2019	5	34.98	36.36	171	2.69%	1.25%	1.40%	8.14%	8.30%
Fidelity VIP Overseas Portfolio, Initial Class
2023	1	55.59	52.59	79	0.92%	1.25%	1.40%	19.01%	18.84%
2022	2	46.71	44.25	87	1.04%	1.25%	1.40%	(16.86)%	(29.34)%
2021	2	62.63	56.18	136	0.54%	1.25%	1.55%	24.39%	6.04%
2020	2	50.35	52.98	114	0.44%	1.00%	1.40%	14.01%	14.18%
2019	3	44.16	46.40	151	1.88%	1.25%	1.40%	25.99%	26.18%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2023	75		$14.52	$13.58	$1,017	1.80%	0.20%	1.20%	10.29%	9.19%
2022	189		13.16	12.44	2,351	1.34%	0.20%	1.20%	(8.20)%	(17.18)%
2021	234		15.02	14.34	3,355	0.95%	0.20%	1.20%	16.16%	6.94%
2020	245		12.93	13.41	3,173	1.61%	0.00%	1.20%	6.50%	7.55%
2019	256		12.14	12.47	3,110	1.55%	0.20%	1.20%	19.33%	20.53%
Franklin Income VIP Fund, Class 4
2023	401		14.40	14.02	5,651	4.76%	0.20%	1.20%	8.33%	7.26%
2022	793		13.29	13.07	10,388	4.99%	0.20%	1.20%	(4.03)%	(9.37)%
2021	720		14.42	13.85	10,111	4.50%	0.20%	1.20%	18.59%	14.27%
2020	774		12.16	12.12	9,417	6.10%	0.00%	1.20%	(0.64)%	0.37%
2019	799		12.24	12.08	9,775	5.18%	0.20%	1.20%	14.66%	15.82%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2023	8		31.16	29.97	251	1.78%	1.25%	1.40%	11.61%	11.45%
2022	8		27.91	26.89	229	1.35%	1.25%	1.40%	(0.63)%	(10.94)%
2021	9		30.19	28.09	252	1.30%	1.25%	1.55%	26.90%	14.09%
2020	7		23.79	24.62	169	1.57%	1.00%	1.40%	2.54%	2.69%
2019	7		23.20	23.98	165	1.54%	1.25%	1.40%	24.18%	24.36%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2023	62		11.72	10.13	643	4.15%	0.20%	1.20%	7.32%	6.25%
2022	128		10.92	9.53	1,235	3.23%	0.20%	1.20%	5.70%	(18.67)%
2021	139		11.72	10.33	1,451	1.30%	0.20%	1.20%	16.85%	(7.93)%
2020	142		10.03	11.22	1,434	1.89%	0.00%	1.20%	5.73%	6.32%
2019	148		9.49	10.55	1,409	2.56%	0.20%	1.20%	7.31%	8.39%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2023	-		-	-	-	0.00%	1.25%	1.55%	40.18%	39.77%
2022	0	*	-	-	-	0.00%	1.25%	1.55%	(33.35)%	(33.55)%
2021	-		56.25	52.39	4	0.00%	1.25%	1.55%	24.58%	16.04%
2020	1		45.15	45.15	3	0.01%	1.00%	1.40%	38.55%	38.55%
2019	1		32.59	33.67	27	0.21%	1.25%	1.40%	33.64%	33.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2023	1	$45.14	$43.40	$52	0.71%	1.25%	1.40%	22.27%	22.09%
2022	1	36.92	35.55	43	0.79%	1.25%	1.40%	(14.80)%	(23.66)%
2021	1	46.57	43.33	57	0.83%	1.25%	1.55%	32.30%	18.91%
2020	1	35.20	36.44	45	0.44%	1.00%	1.40%	15.90%	16.09%
2019	3	30.37	31.39	105	1.24%	1.25%	1.40%	23.47%	23.66%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2023	107	21.41	21.53	2,310	0.40%	0.20%	1.20%	23.34%	22.12%
2022	144	17.36	17.63	2,527	0.57%	0.20%	1.20%	(19.25)%	(25.01)%
2021	185	23.51	21.50	4,096	0.58%	0.20%	1.20%	34.65%	27.52%
2020	187	17.46	16.86	3,252	0.76%	0.00%	1.20%	15.95%	17.06%
2019	189	15.06	14.40	2,828	1.03%	0.20%	1.20%	23.43%	24.68%
Invesco Oppenheimer V.I. International Growth Fund, Series II
2023	70	13.37	12.51	883	0.21%	0.20%	1.20%	20.40%	19.20%
2022	137	11.10	10.49	1,435	0.00%	0.20%	1.20%	(23.84)%	(31.33)%
2021	155	15.28	14.58	2,260	0.00%	0.20%	1.20%	14.03%	4.89%
2020	169	13.40	13.90	2,265	0.70%	0.00%	1.20%	19.64%	20.77%
2019	177	11.20	11.51	1,987	0.73%	0.20%	1.20%	26.43%	27.70%
Invesco V.I. Core Bond Fund, Series II
2022	-	-	-	-	7.69%	0.00%	0.01%	(9.92)%	(10.19)%
2021	164	11.76	11.22	1,840	1.81%	0.20%	1.20%	1.64%	(6.50)%
2020	198	11.57	12.00	2,302	3.15%	0.00%	1.20%	8.13%	9.22%
2019	207	10.70	10.99	2,217	2.78%	0.20%	1.20%	7.95%	9.04%
Invesco V.I. Core Equity Fund, Series II
2023	10	28.66	19.39	207	0.49%	0.25%	1.00%	22.78%	21.86%
2022	10	23.34	15.91	170	0.63%	0.25%	1.00%	(20.96)%	(10.32)%
2021	10	29.53	17.74	218	0.41%	0.25%	1.20%	86.31%	(23.67)%
2020	31	15.85	23.24	506	1.19%	0.00%	1.20%	12.24%	13.31%
2019	32	12.56	20.51	454	0.17%	0.25%	1.20%	27.12%	28.34%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Core Plus Bond Fund, Series II
2023	97	$10.02	$9.89	$961	2.08%	0.20%	1.00%	5.64%	4.80%
2022	152	9.49	9.43	1,433	0.83%	0.20%	1.00%	(5.15)%	(5.66)%
Invesco V.I. EQV International Equity Fund, Series II
2023	66	15.18	12.73	951	0.00%	0.20%	1.20%	17.63%	16.46%
2022	104	12.91	10.93	1,227	1.38%	0.20%	1.20%	(4.95)%	(46.72)%
2021	119	20.52	13.58	1,759	1.06%	0.20%	1.20%	49.02%	(9.83)%
2020	126	13.77	15.06	1,772	2.24%	0.00%	1.20%	12.34%	13.47%
2019	155	11.58	13.27	1,987	1.29%	0.20%	1.20%	26.70%	27.98%
Invesco V.I. Global Real Estate Fund, Series II
2023	74	11.41	11.16	825	1.10%	0.20%	1.20%	8.61%	7.53%
2022	103	10.51	10.38	1,090	2.46%	0.20%	1.20%	(19.37)%	(50.04)%
2021	124	20.77	13.03	1,759	2.65%	0.20%	1.20%	83.48%	16.03%
2020	121	11.32	11.23	1,377	4.69%	0.00%	1.20%	(13.60)%	(12.72)%
2019	136	12.16	12.87	1,739	3.99%	0.20%	1.20%	21.18%	22.40%
Invesco V.I. Growth and Income Fund, Series II
2023	237	16.73	16.94	4,550	1.15%	0.20%	1.20%	12.18%	11.07%
2022	358	14.92	18.07	6,002	1.34%	0.20%	1.20%	(5.23)%	(39.23)%
2021	344	29.74	15.74	6,069	1.38%	0.20%	1.20%	129.48%	26.63%
2020	353	12.96	12.43	4,930	2.09%	0.00%	1.20%	0.64%	1.63%
2019	400	12.88	12.23	5,567	1.68%	0.20%	1.20%	23.36%	24.61%
Invesco V.I. Main Street Small Cap Fund, Series II
2023	126	18.34	17.73	2,292	0.77%	0.20%	1.20%	17.58%	16.42%
2022	207	15.60	15.23	3,191	0.24%	0.20%	1.20%	(15.01)%	(34.28)%
2021	252	23.17	18.35	4,685	0.18%	0.20%	1.20%	29.88%	20.33%
2020	248	17.84	15.25	3,815	0.42%	0.00%	1.20%	18.22%	19.36%
2019	255	15.09	12.78	3,300	0.00%	0.20%	1.20%	24.63%	25.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Small Cap Equity Fund, Series II
2023	6	$27.37	$15.27	$127	0.00%	0.25%	1.20%	15.97%	14.87%
2022	15	23.60	13.30	239	0.00%	0.25%	1.20%	39.00%	(55.46)%
2021	19	29.85	16.98	368	0.00%	0.20%	1.20%	108.60%	(31.86)%
2020	19	14.31	24.92	310	0.03%	0.00%	1.20%	25.38%	26.54%
2019	23	11.41	19.69	298	0.00%	0.25%	1.20%	24.81%	26.01%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares
2023	186	10.87	22.13	1,992	3.42%	0.20%	1.40%	5.08%	3.83%
2022	232	10.34	21.31	2,356	1.89%	0.20%	1.40%	(9.77)%	(17.83)%
2021	293	25.94	11.46	3,455	1.64%	0.20%	1.55%	0.78%	(5.99)%
2020	283	25.74	12.19	3,395	2.50%	0.00%	1.40%	8.72%	10.05%
2019	345	23.68	11.08	3,881	2.84%	0.20%	1.40%	7.76%	9.05%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	3	31.15	29.94	88	1.51%	1.25%	1.40%	9.50%	9.34%
2022	2	28.45	27.38	67	1.75%	1.25%	1.40%	(2.71)%	(13.14)%
2021	3	31.52	29.24	78	1.14%	1.25%	1.55%	16.22%	4.06%
2020	3	27.12	28.10	92	1.37%	1.00%	1.40%	14.68%	14.87%
2019	7	23.65	24.46	163	1.96%	1.25%	1.40%	25.25%	25.44%
Janus Henderson Overseas Fund, Class S
2023	2	17.29	12.84	31	1.42%	0.25%	1.00%	10.31%	9.49%
2022	2	15.67	11.72	31	1.23%	0.25%	1.00%	22.63%	(31.95)%
2021	6	17.23	12.78	86	1.03%	0.25%	1.20%	50.88%	(16.20)%
2020	6	11.42	15.25	81	1.03%	0.00%	1.20%	14.62%	15.72%
2019	12	9.96	13.18	139	1.85%	0.25%	1.20%	25.19%	26.40%
Janus Henderson VIT Balanced Portfolio, Service Shares
2023	1,017	18.31	19.34	18,887	1.51%	0.20%	1.20%	14.90%	13.77%
2022	1,914	15.93	17.00	33,260	0.92%	0.20%	1.20%	(13.26)%	(40.87)%
2021	2,466	28.75	18.37	50,455	0.67%	0.20%	1.20%	60.97%	11.94%
2020	2,522	17.86	16.41	44,332	2.24%	0.00%	1.20%	12.70%	13.80%
2019	2,722	15.85	14.42	42,296	1.68%	0.20%	1.20%	20.82%	22.03%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High				Low	High	Low	High
Janus Henderson VIT Enterprise Portfolio, Service Shares
2023	303	$23.08	$22.97	$7,043		0.08%	0.20%	1.20%	17.54%	16.37%
2022	434	19.63	19.85	8,634		0.08%	0.20%	1.20%	(15.48)%	(22.23)%
2021	516	25.53	23.23	12,321		0.24%	0.20%	1.20%	22.68%	15.17%
2020	534	20.81	20.17	11,052		0.05%	0.00%	1.20%	17.77%	18.95%
2019	566	17.67	16.96	9,921		0.05%	0.20%	1.20%	33.55%	34.88%
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2023	6	25.93	18.28	147		0.97%	0.25%	1.00%	10.83%	10.00%
2022	6	23.40	16.62	136		1.18%	0.25%	1.00%	33.47%	(33.22)%
2021	8	24.89	17.53	184		0.31%	0.25%	1.20%	67.61%	(16.12)%
2020	8	14.85	20.90	158		1.13%	0.00%	1.20%	(2.41)%	(1.48)%
2019	9	15.22	21.21	182		1.48%	0.25%	1.20%	28.49%	29.72%
JPMorgan Insurance Trust Global Allocation Portfolio, Class 2
2023	-	-	-	0	*	0.00%	0.20%	1.20%	11.75%	5.25%
2022	21	11.61	11.61	244		1.42%	1.20%	1.20%	(18.80)%	(22.49)%
2021	31	14.98	14.30	447		0.79%	0.20%	1.20%	13.06%	4.99%
2020	33	13.25	13.62	444		1.65%	1.00%	1.20%	13.99%	14.88%
2019	27	11.62	11.62	316		2.11%	1.20%	1.20%	15.18%	15.18%
JPMorgan Insurance Trust Income Builder Portfolio, Class 2
2023	-	-	-	0	*	0.00%	0.20%	1.20%	4.16%	3.83%
2022	64	11.48	10.85	711		3.64%	0.20%	1.20%	(8.52)%	(17.51)%
2021	66	13.15	12.55	848		2.61%	0.20%	1.20%	12.11%	3.12%
2020	79	11.73	12.17	934		3.74%	0.00%	1.20%	3.93%	5.03%
2019	83	11.29	11.59	949		2.15%	0.20%	1.20%	12.90%	14.04%
Lord Abbett Series Fund Developing Growth Portfolio
2023	13	20.28	14.97	216		0.00%	0.45%	1.20%	7.69%	6.89%
2022	25	18.84	17.65	365		0.00%	0.45%	1.20%	(14.97)%	(41.17)%
2021	29	30.01	22.15	690		0.00%	0.20%	1.20%	3.34%	(27.45)%
2020	30	29.04	30.53	733		0.00%	1.00%	1.20%	70.54%	71.83%
2019	33	13.51	17.97	473		0.00%	0.25%	1.20%	30.19%	31.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP Delaware US REIT Fund, Service Class
2023	73	$12.44	$12.57	$952	2.76%	0.20%	1.20%	12.02%	10.91%
2022	100	11.10	11.33	1,170	2.45%	0.20%	1.20%	(24.92)%	(54.38)%
2021	143	24.84	14.79	2,264	2.37%	0.20%	1.20%	90.34%	40.86%
2020	148	13.05	10.50	1,662	1.78%	0.00%	1.20%	(11.69)%	(10.85)%
2019	165	14.78	11.78	2,125	1.84%	0.20%	1.20%	24.99%	26.24%
LVIP JPMorgan Small Cap Core Fund, Service Class
2023	28	13.22	12.49	350	0.93%	0.20%	1.20%	12.58%	11.46%
2022	31	11.75	11.21	355	0.08%	0.20%	1.20%	(16.70)%	(23.38)%
2021	40	14.63	14.10	571	0.26%	0.20%	1.20%	24.09%	19.59%
2020	29	11.79	11.79	342	0.60%	1.00%	1.20%	11.97%	11.97%
2019	82	10.53	10.71	872	0.13%	0.20%	1.20%	22.78%	24.01%
MFS Blended Research Core Equity Portfolio, Service Class
2023	123	22.49	22.04	2,746	0.98%	0.20%	1.20%	27.95%	26.68%
2022	167	17.58	17.40	2,919	0.87%	0.20%	1.20%	(15.52)%	(21.57)%
2021	169	22.18	20.81	3,543	0.91%	0.20%	1.20%	34.75%	27.59%
2020	177	16.46	16.31	2,905	1.57%	0.00%	1.20%	13.67%	14.83%
2019	201	14.48	14.20	2,894	1.32%	0.20%	1.20%	27.34%	28.61%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2023	136	16.63	15.55	2,222	0.54%	0.20%	1.20%	18.43%	17.26%
2022	172	14.04	13.26	2,357	0.50%	0.20%	1.20%	(14.81)%	(23.19)%
2021	175	17.27	16.48	2,965	0.68%	0.20%	1.20%	33.67%	22.99%
2020	187	12.92	13.40	2,465	0.71%	0.00%	1.20%	0.90%	1.97%
2019	152	12.80	13.14	1,973	0.53%	0.20%	1.20%	24.85%	26.10%
MFS International Growth Portfolio, Service Class
2023	26	13.21	12.61	337	0.95%	0.20%	1.20%	14.17%	13.03%
2022	22	11.57	11.15	250	0.40%	0.20%	1.20%	(13.07)%	(18.41)%
2021	20	13.67	13.31	272	0.44%	0.20%	1.20%	10.60%	5.89%
2020	15	12.36	12.57	183	0.18%	0.00%	1.20%	14.14%	15.29%
2019	10	10.89	10.90	107	0.06%	0.20%	0.40%	8.87%	9.02%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Technology Portfolio, Service Class
2023	350	$30.90	$31.32	$10,950	0.00%	0.20%	1.20%	53.51%	51.99%
2022	521	20.13	20.60	10,687	0.00%	0.20%	1.20%	(35.33)%	(39.95)%
2021	643	34.31	31.13	20,764	0.00%	0.20%	1.20%	18.27%	12.06%
2020	669	29.01	27.78	19,212	0.00%	0.00%	1.20%	44.67%	46.13%
2019	634	20.05	19.01	12,591	0.00%	0.20%	1.20%	34.25%	35.60%
Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2023	56	20.81	20.27	1,336	0.07%	0.20%	1.20%	26.31%	25.06%
2022	89	16.47	16.21	1,598	0.12%	0.20%	1.20%	(18.00)%	(55.07)%
2021	91	36.08	20.09	2,030	0.18%	0.20%	1.20%	117.74%	(31.60)%
2020	51	16.57	29.37	998	0.43%	0.00%	1.20%	17.86%	19.00%
2019	57	14.06	24.68	977	0.30%	0.25%	1.20%	24.08%	25.27%
NVIT Emerging Markets Fund, Class D
2023	4	10.08	10.08	45	1.43%	1.40%	1.40%	2.36%	2.36%
2022	5	9.85	9.85	45	0.16%	1.40%	1.40%	(25.43)%	(26.65)%
2021	5	13.43	13.21	72	0.90%	1.25%	1.55%	(8.14)%	(10.20)%
2020	6	14.62	14.71	89	1.67%	1.00%	1.40%	11.32%	11.54%
2019	7	13.13	13.19	94	2.00%	1.25%	1.40%	20.88%	21.06%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2023	262	12.96	10.71	3,131	14.12%	0.20%	1.20%	(8.12)%	(9.03)%
2022	200	14.10	11.78	2,418	20.46%	0.20%	1.20%	84.14%	(9.48)%
2021	156	13.01	7.66	1,678	4.06%	0.20%	1.20%	56.00%	(21.76)%
2020	159	8.34	9.79	1,275	6.45%	0.00%	1.20%	(0.01)%	1.04%
2019	133	6.08	9.69	1,039	4.33%	0.20%	1.20%	10.01%	11.12%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	119	9.76	8.51	1,057	2.25%	0.20%	1.20%	3.68%	2.65%
2022	231	9.41	8.29	1,920	1.98%	0.20%	1.20%	(20.31)%	(37.52)%
2021	76	13.27	11.81	924	1.49%	0.20%	1.20%	5.57%	(15.52)%
2020	103	12.57	13.98	1,326	1.72%	0.00%	1.20%	15.92%	16.99%
2019	164	10.84	11.95	1,794	2.01%	0.20%	1.20%	11.85%	12.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Low Duration Portfolio, Advisor Class
2023	415	$10.46	$9.64	$4,173	3.52%	0.20%	1.20%	4.66%	3.62%
2022	364	9.99	9.30	3,558	1.50%	0.20%	1.20%	0.23%	(17.49)%
2021	417	11.27	9.97	4,356	0.41%	0.20%	1.20%	10.27%	(7.43)%
2020	627	10.22	10.77	6,556	1.11%	0.00%	1.20%	1.89%	2.72%
2019	324	10.03	10.48	3,359	2.66%	0.20%	1.20%	2.68%	3.71%
PIMCO Real Return Portfolio, Advisor Class
2023	127	11.60	10.83	1,425	2.86%	0.20%	1.20%	3.36%	2.33%
2022	189	11.22	10.58	2,056	6.42%	0.20%	1.20%	(6.67)%	(18.36)%
2021	471	12.96	12.02	5,766	4.96%	0.20%	1.20%	11.05%	(0.91)%
2020	188	11.67	12.13	2,223	1.42%	0.00%	1.20%	10.27%	11.42%
2019	202	10.45	10.89	2,161	1.60%	0.20%	1.20%	7.04%	8.12%
PIMCO Short-Term Portfolio, Advisor Class
2023	397	11.31	10.67	4,404	4.33%	0.20%	1.20%	5.59%	4.54%
2022	613	10.71	10.21	6,448	1.47%	0.20%	1.20%	3.38%	(6.66)%
2021	728	10.94	10.36	7,734	1.01%	0.20%	1.20%	4.19%	(4.07)%
2020	641	10.50	10.80	6,831	1.24%	0.00%	1.20%	0.88%	1.96%
2019	553	10.41	10.59	5,820	2.37%	0.20%	1.20%	1.47%	2.49%
PIMCO Total Return Portfolio, Advisor Class
2023	761	10.78	10.08	8,204	3.46%	0.20%	1.20%	5.62%	4.57%
2022	892	10.21	9.64	9,070	2.49%	0.20%	1.20%	(10.36)%	(28.49)%
2021	1,054	13.48	11.39	12,554	1.72%	0.20%	1.20%	15.31%	(6.18)%
2020	1,255	11.69	12.14	15,288	2.20%	0.00%	1.20%	7.27%	8.29%
2019	1,256	10.90	11.21	14,184	2.91%	0.20%	1.20%	6.96%	8.03%
Putnam VT Core Equity Fund, Class IB
2023	57	24.43	23.60	1,380	0.52%	0.20%	1.20%	27.83%	26.56%
2022	74	19.11	18.65	1,395	0.89%	0.20%	1.20%	(14.69)%	(22.57)%
2021	32	24.08	22.40	726	0.51%	0.20%	1.20%	39.11%	28.81%
2020	28	17.31	17.39	486	1.06%	0.00%	1.20%	15.91%	17.08%
2019	29	14.93	14.85	430	1.01%	0.20%	1.20%	30.07%	31.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Focused International Equity Fund, Class IB
2023	52	$15.58	$14.37	$755	0.76%	0.25%	1.20%	11.98%	17.83%
2022	82	13.23	13.02	1,005	1.82%	1.00%	1.20%	(12.26)%	(25.43)%
2021	99	17.46	15.08	1,502	0.76%	0.20%	1.20%	20.58%	(2.96)%
2020	149	14.48	15.54	2,008	0.18%	0.00%	1.20%	8.72%	9.82%
2019	148	12.47	14.15	1,852	0.00%	0.20%	1.20%	25.09%	26.34%
Putnam VT Global Asset Allocation Fund, Class IB
2023	82	15.60	15.18	1,208	1.93%	0.20%	1.20%	17.25%	16.09%
2022	183	13.30	13.08	2,311	1.40%	0.20%	1.20%	(12.48)%	(19.39)%
2021	275	16.22	15.20	4,195	0.69%	0.20%	1.20%	15.86%	8.88%
2020	283	14.00	13.96	3,836	2.05%	0.00%	1.20%	11.00%	12.12%
2019	331	12.16	12.45	4,047	1.48%	0.20%	1.20%	15.73%	16.90%
Putnam VT Income Fund, Class IB
2023	223	10.63	9.72	2,259	5.82%	0.20%	1.20%	4.49%	3.45%
2022	267	10.17	9.40	2,578	5.59%	0.20%	1.20%	(7.87)%	(20.48)%
2021	288	11.82	11.04	3,262	1.50%	0.20%	1.20%	0.94%	(11.11)%
2020	343	11.71	12.42	4,106	4.87%	0.00%	1.20%	4.44%	5.50%
2019	299	11.21	11.77	3,390	3.48%	0.20%	1.20%	10.56%	11.67%
Putnam VT International Equity Fund, Class IB
2023	24	15.57	12.62	315	0.04%	0.20%	1.20%	18.27%	17.10%
2022	53	13.16	10.78	577	1.64%	0.20%	1.20%	2.92%	(30.38)%
2021	80	15.48	12.79	1,046	0.72%	0.20%	1.20%	30.08%	(10.25)%
2020	76	11.90	14.25	907	1.75%	0.00%	1.20%	10.72%	11.85%
2019	79	10.75	12.74	853	1.38%	0.20%	1.20%	23.66%	24.90%
Putnam VT International Growth, Class IB
2023	3	11.28	10.64	35	0.66%	1.00%	1.20%	10.48%	10.26%
2022	8	15.36	9.65	100	0.00%	0.25%	1.20%	14.05%	(54.56)%
2021	8	21.24	13.47	140	0.47%	0.20%	1.20%	49.26%	(39.38)%
2020	9	14.23	22.22	156	0.04%	0.00%	1.20%	26.45%	27.63%
2019	9	11.25	17.41	123	0.00%	0.25%	1.20%	23.44%	24.61%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT International Value Fund, Class IB
2023	13	$16.01	$14.88	$195	2.58%	0.25%	1.20%	18.38%	17.27%
2022	18	13.52	12.69	233	2.30%	0.25%	1.20%	(1.87)%	(13.14)%
2021	27	14.61	13.78	381	1.61%	0.20%	1.20%	20.45%	8.59%
2020	18	12.13	12.69	218	3.23%	0.00%	1.20%	2.66%	3.66%
2019	19	11.82	12.24	219	2.70%	0.25%	1.20%	18.78%	19.92%
Putnam VT Large Cap Growth Fund, Class IB
2023	252	30.87	30.24	7,522	0.00%	0.20%	1.20%	44.19%	42.76%
2022	290	21.41	21.18	6,003	0.00%	0.20%	1.20%	(27.47)%	(33.45)%
2021	353	31.83	29.52	10,670	0.00%	0.20%	1.20%	25.07%	17.05%
2020	379	25.45	25.22	9,401	0.04%	0.00%	1.20%	37.07%	38.40%
2019	289	17.77	18.22	5,178	0.13%	0.20%	1.20%	35.11%	36.47%
Putnam VT Large Cap Value Fund, Class IB
2023	47	20.15	18.91	900	2.19%	0.25%	1.20%	15.38%	14.29%
2022	75	17.46	16.55	1,249	1.46%	0.25%	1.20%	1.01%	(8.68)%
2021	76	18.12	17.29	1,328	1.18%	0.20%	1.20%	31.88%	21.50%
2020	79	13.74	14.23	1,086	2.13%	0.00%	1.20%	4.52%	5.51%
2019	104	13.15	13.49	1,379	1.99%	0.25%	1.20%	28.84%	30.07%
Putnam VT Mortgage Securities Fund
2023	10	10.11	9.21	106	16.58%	0.20%	1.20%	5.06%	4.02%
2022	15	9.63	8.85	143	11.56%	0.20%	1.20%	(3.44)%	(20.44)%
2021	26	11.13	9.97	269	0.00%	0.20%	1.20%	4.12%	(10.74)%
2020	22	10.69	11.17	242	11.58%	0.00%	1.20%	(2.73)%	(1.77)%
2019	28	10.77	11.37	313	3.02%	0.20%	1.20%	11.86%	12.97%
Putnam VT Multi Asset Absolute Return Fund
2023	-	-	-	-	21.31%	0.20%	1.20%	4.52%	1.03%
2022	41	9.37	8.85	363	1.64%	0.45%	1.20%	5.51%	(8.34)%
2021	70	9.65	8.88	629	0.00%	0.20%	1.20%	7.70%	(6.13)%
2020	118	8.96	9.46	1,053	0.00%	0.00%	1.20%	(8.47)%	(7.65)%
2019	118	9.79	10.24	1,151	0.00%	0.25%	1.20%	4.65%	5.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Research Fund, Class IB
2023	24	$24.50	$23.19	$567	0.84%	0.20%	1.20%	28.60%	27.33%
2022	29	19.05	18.21	536	0.57%	0.20%	1.20%	(14.53)%	(24.04)%
2021	33	23.98	22.29	750	0.09%	0.20%	1.20%	26.61%	19.65%
2020	33	18.94	18.63	598	0.65%	0.00%	1.20%	18.52%	19.65%
2019	36	15.33	15.57	557	0.90%	0.20%	1.20%	31.64%	32.97%
Putnam VT Small Cap Growth Fund, Class IB
2023	17	31.58	18.37	326	0.00%	0.25%	1.20%	22.84%	21.68%
2022	26	15.30	15.10	413	0.00%	0.20%	1.20%	(27.74)%	(58.01)%
2021	28	35.95	21.17	614	0.00%	0.20%	1.20%	89.81%	12.55%
2020	30	18.94	18.81	580	0.00%	0.00%	1.20%	46.58%	48.02%
2019	50	12.92	12.71	785	0.00%	0.20%	1.20%	35.81%	37.17%
Putnam VT Small Cap Value Fund, Class IB
2023	38	16.57	17.79	667	0.18%	0.20%	1.20%	23.51%	22.28%
2022	72	13.42	14.55	1,033	0.17%	0.20%	1.20%	(12.29)%	(20.52)%
2021	113	18.30	15.30	1,846	0.63%	0.20%	1.20%	49.51%	38.21%
2020	83	12.24	11.07	1,000	1.08%	0.00%	1.20%	2.75%	3.73%
2019	67	11.91	10.67	794	0.62%	0.20%	1.20%	22.76%	23.99%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	1,311	25.33	28.67	32,348	0.00%	0.20%	1.20%	48.66%	47.19%
2022	1,786	17.04	19.48	29,645	0.00%	0.20%	1.20%	(34.75)%	(43.64)%
2021	2,178	34.56	26.11	59,314	0.00%	0.20%	1.20%	24.68%	9.84%
2020	2,359	27.72	23.77	55,295	0.00%	0.00%	1.20%	32.33%	33.67%
2019	2,454	20.95	17.78	43,499	0.00%	0.20%	1.20%	28.04%	29.32%
T. Rowe Price Health Sciences Portfolio, Class II
2023	442	21.30	19.02	9,033	0.00%	0.20%	1.20%	2.48%	1.46%
2022	676	20.78	26.77	13,303	0.00%	0.20%	1.20%	(4.36)%	(54.45)%
2021	755	58.77	21.73	17,122	0.00%	0.20%	1.20%	111.17%	2.60%
2020	819	27.83	21.18	16,638	0.00%	0.00%	1.20%	27.73%	28.99%
2019	767	21.79	16.42	12,207	0.00%	0.20%	1.20%	27.10%	28.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
VanEck VIP Emerging Markets Fund, Initial Class
2023	3	$30.75	$30.75	$79	3.90%	1.40%	1.40%	8.25%	8.25%
2022	1	28.41	28.41	30	0.28%	1.40%	1.40%	(22.47)%	(28.30)%
2021	1	39.62	36.64	46	0.93%	1.25%	1.55%	(9.61)%	(16.40)%
2020	1	43.83	43.83	54	1.78%	1.00%	1.40%	15.62%	15.62%
2019	2	37.91	37.91	61	0.46%	1.40%	1.40%	28.78%	28.78%
VanEck VIP Global Resources Fund
2023	100	11.32	10.65	1,092	2.53%	0.20%	1.20%	(4.03)%	(4.98)%
2022	130	11.79	11.21	1,468	1.52%	0.20%	1.20%	57.43%	2.54%
2021	100	10.93	7.49	1,011	0.32%	0.20%	1.20%	22.12%	(18.85)%
2020	115	8.95	9.23	962	0.77%	0.00%	1.20%	17.41%	18.59%
2019	355	5.44	7.78	2,359	0.00%	0.20%	1.20%	10.21%	11.32%
VanEck VIP Global Resources Fund, Class I
2023	5	41.12	41.12	205	2.66%	1.40%	1.40%	(4.92)%	(4.92)%
2022	7	45.47	43.25	294	2.07%	1.25%	1.40%	17.95%	1.81%
2021	3	42.48	38.55	132	0.46%	1.25%	1.55%	23.13%	11.74%
2020	3	34.50	34.50	96	1.52%	1.00%	1.40%	17.47%	17.47%
2019	-	29.37	29.37	14	0.00%	1.40%	1.40%	10.31%	10.31%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.